Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 22.1%
Technology - 6.3%
Microsoft Corp.	9,895	$4,163,025
Apple, Inc.	19,184	3,289,672
NVIDIA Corp.	2,284	2,063,731
Adobe, Inc.*	1,557	785,662
QUALCOMM, Inc.	4,569	773,532
International Business Machines Corp.	3,840	733,287
Applied Materials, Inc.	3,536	729,229
NXP Semiconductor N.V.	2,423	600,347
Skyworks Solutions, Inc.	5,409	585,903
Broadcom, Inc.	442	585,831
KLA Corp.	681	475,726
HP, Inc.	14,701	444,264
NetApp, Inc.	2,287	240,066
Intuit, Inc.	247	160,550
Total Technology		15,630,825
Consumer, Non-cyclical - 3.8%
Merck & Company, Inc.	7,523	992,660
Johnson & Johnson	5,324	842,204
Bristol-Myers Squibb Co.	12,658	686,443
Vertex Pharmaceuticals, Inc.*	1,588	663,800
Gilead Sciences, Inc.	8,825	646,431
HCA Healthcare, Inc.	1,910	637,042
Amgen, Inc.	2,176	618,680
United Rentals, Inc.	850	612,944
Molina Healthcare, Inc.*	1,454	597,347
Incyte Corp.*	9,277	528,511
Altria Group, Inc.	11,488	501,107
AbbVie, Inc.	2,147	390,969
Eli Lilly & Co.	413	321,297
PayPal Holdings, Inc.*	4,458	298,641
Biogen, Inc.*	1,333	287,435
CVS Health Corp.	2,138	170,527
PepsiCo, Inc.	968	169,410
UnitedHealth Group, Inc.	335	165,725
Thermo Fisher Scientific, Inc.	272	158,089
Total Consumer, Non-cyclical		9,289,262
Communications - 3.2%
Alphabet, Inc. — Class C*	14,177	2,158,590
Amazon.com, Inc.*	10,968	1,978,408
Meta Platforms, Inc. — Class A	1,778	863,361
Cisco Systems, Inc.	15,815	789,327
Motorola Solutions, Inc.	1,789	635,059
F5, Inc.*	2,868	543,744
eBay, Inc.	9,105	480,562
Booking Holdings, Inc.	123	446,229
Total Communications		7,895,280
Financial - 2.9%
Berkshire Hathaway, Inc. — Class B*	3,603	1,515,134
Wells Fargo & Co.	13,738	796,254
Travelers Companies, Inc.	2,700	621,378
Hartford Financial Services Group, Inc.	5,907	608,716
Arch Capital Group Ltd.*	6,497	600,583
Everest Group Ltd.	1,485	590,287
Fifth Third Bancorp	15,384	572,439
Loews Corp.	5,888	460,972
Synchrony Financial	10,661	459,702
JPMorgan Chase & Co.	1,684	337,305
Visa, Inc. — Class A	945	263,731
Capital One Financial Corp.	1,151	171,372
Bank of America Corp.	4,463	169,237
Total Financial		7,167,110
Consumer, Cyclical - 2.6%
McDonald's Corp.	2,705	762,675
Lowe's Companies, Inc.	2,890	736,170
PACCAR, Inc.	5,202	644,476
Lennar Corp. — Class A	3,590	617,408
PulteGroup, Inc.	4,501	542,911
DR Horton, Inc.	3,126	514,383
Cummins, Inc.	1,612	474,976
Ford Motor Co.	34,020	451,786
General Motors Co.	9,723	440,938
United Airlines Holdings, Inc.*	7,824	374,613
AutoZone, Inc.*	99	312,013
Home Depot, Inc.	418	160,345
Tesla, Inc.*	908	159,617
Walmart, Inc.	2,638	158,728
Total Consumer, Cyclical		6,351,039
Industrial - 2.4%
Caterpillar, Inc.	2,195	804,314
Deere & Co.	1,765	724,956
Lockheed Martin Corp.	1,487	676,392
Illinois Tool Works, Inc.	2,385	639,967
Otis Worldwide Corp.	6,058	601,378
Builders FirstSource, Inc.*	2,791	582,063
Snap-on, Inc.	1,912	566,373
Masco Corp.	7,076	558,155
Allegion plc	2,681	361,157
A O Smith Corp.	3,561	318,567
L3Harris Technologies, Inc.	736	156,841
Total Industrial		5,990,163
Energy - 0.7%
Marathon Petroleum Corp.	3,466	698,399
Valero Energy Corp.	4,040	689,588
Exxon Mobil Corp.	2,848	331,051
Total Energy		1,719,038
Basic Materials - 0.2%
CF Industries Holdings, Inc.	6,849	569,906
Total Common Stocks
(Cost $45,055,886)		54,612,623

MUTUAL FUNDS† - 74.9%
Guggenheim Strategy Fund III[1]	2,434,728	60,064,751
Guggenheim Variable Insurance Strategy Fund III[1]	2,362,296	58,254,227
Guggenheim Strategy Fund II1	1,567,758	38,566,850
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,873,007	28,471,499
Total Mutual Funds
(Cost $186,269,210)		185,357,327

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
MONEY MARKET FUND† - 3.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.19%[2]	7,590,158	$7,590,158
Total Money Market Fund
(Cost $7,590,158)		7,590,158
Total Investments - 100.1%
(Cost $238,915,254)		$247,560,108
Other Assets & Liabilities, net - (0.1)%		(142,949)
Total Net Assets - 100.0%		$247,417,159

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	1	Jun 2024	$265,275	$3,225

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Index	Pay	5.93% (Federal Funds Rate + 0.60%)	At Maturity	04/01/24	17,034	$194,485,695	$36,976,743

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2024.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$54,612,623	$—	$—	$54,612,623
Mutual Funds	185,357,327	—	—	185,357,327
Money Market Fund	7,590,158	—	—	7,590,158
Equity Futures Contracts**	3,225	—	—	3,225
Equity Index Swap Agreements**	—	36,976,743	—	36,976,743
Total Assets	$247,563,333	$36,976,743	$—	$284,540,076

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$33,013,461	$5,405,935	$–	$–	$147,454	$38,566,850	1,567,758	$502,722
Guggenheim Strategy Fund III	55,350,435	4,441,189	–	–	273,127	60,064,751	2,434,728	754,787
Guggenheim Ultra Short Duration Fund — Institutional Class	27,939,102	361,723	–	–	170,674	28,471,499	2,873,007	366,729
Guggenheim Variable Insurance Strategy Fund III	52,343,502	5,630,196	–	–	280,529	58,254,227	2,362,296	714,961
	$168,646,500	$15,839,043	$–	$–	$871,784	$185,357,327		$2,339,199

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 95.5%
Financial - 18.1%
Berkshire Hathaway, Inc. — Class B*	12,951	$5,446,155
Bank of America Corp.	142,782	5,414,293
JPMorgan Chase & Co.	19,626	3,931,088
Jefferies Financial Group, Inc.	66,119	2,915,848
First Horizon Corp.	165,793	2,553,212
Charles Schwab Corp.	34,239	2,476,849
Goldman Sachs Group, Inc.	5,570	2,326,533
Wells Fargo & Co.	39,933	2,314,517
American Tower Corp. — Class A REIT	10,953	2,164,203
Unum Group	39,083	2,097,194
Synovus Financial Corp.	51,898	2,079,034
Mastercard, Inc. — Class A	4,281	2,061,601
STAG Industrial, Inc. REIT	34,679	1,333,061
Markel Group, Inc.*	780	1,186,754
Total Financial		38,300,342
Consumer, Non-cyclical - 15.1%
Tyson Foods, Inc. — Class A	60,213	3,536,309
Johnson & Johnson	21,775	3,444,587
Medtronic plc	34,609	3,016,174
PayPal Holdings, Inc.*	39,093	2,618,840
Humana, Inc.	7,086	2,456,858
Merck & Company, Inc.	18,090	2,386,975
Encompass Health Corp.	28,767	2,375,579
Archer-Daniels-Midland Co.	33,763	2,120,654
Ingredion, Inc.	17,910	2,092,784
HCA Healthcare, Inc.	6,126	2,043,205
Coca-Cola Co.	33,195	2,030,870
Bunge Global S.A.	16,341	1,675,280
Euronet Worldwide, Inc.*	12,016	1,320,919
Pfizer, Inc.	26,058	723,110
Total Consumer, Non-cyclical		31,842,144
Technology - 12.5%
QUALCOMM, Inc.	18,527	3,136,621
Microsoft Corp.	7,429	3,125,529
Leidos Holdings, Inc.	21,429	2,809,128
Fortinet, Inc.*	38,345	2,619,347
KLA Corp.	3,709	2,590,996
Fiserv, Inc.*	15,738	2,515,247
Teradyne, Inc.	22,246	2,510,016
NXP Semiconductor N.V.	9,963	2,468,533
Applied Materials, Inc.	9,397	1,937,943
Intel Corp.	32,622	1,440,914
Amdocs Ltd.	13,289	1,200,927
Total Technology		26,355,201
Energy - 12.3%
Chevron Corp.	34,320	5,413,637
ConocoPhillips	42,417	5,398,836
Diamondback Energy, Inc.	19,179	3,800,702
Pioneer Natural Resources Co.	9,045	2,374,312
Coterra Energy, Inc. — Class A	84,827	2,364,977
Marathon Oil Corp.	69,368	1,965,889
Equities Corp.	50,365	1,867,031
Kinder Morgan, Inc.	95,042	1,743,070
Range Resources Corp.	29,996	1,032,762
Total Energy		25,961,216
Consumer, Cyclical - 9.4%
Walmart, Inc.	69,112	4,158,469
Delta Air Lines, Inc.	62,440	2,989,003
Ferguson plc	10,801	2,359,262
Levi Strauss & Co. — Class A	116,809	2,335,012
Lear Corp.	15,549	2,252,739
Crocs, Inc.*	12,308	1,769,890
Whirlpool Corp.	11,825	1,414,625
Southwest Airlines Co.	47,188	1,377,418
Advance Auto Parts, Inc.	13,809	1,175,008
Total Consumer, Cyclical		19,831,426
Industrial - 9.3%
Eagle Materials, Inc.	13,508	3,670,799
Curtiss-Wright Corp.	12,698	3,249,926
Johnson Controls International plc	48,216	3,149,469
Knight-Swift Transportation Holdings, Inc.	52,061	2,864,396
L3Harris Technologies, Inc.	11,920	2,540,152
Advanced Energy Industries, Inc.	23,086	2,354,311
Teledyne Technologies, Inc.*	4,553	1,954,694
Total Industrial		19,783,747
Communications - 6.8%
Verizon Communications, Inc.	132,534	5,561,127
Alphabet, Inc. — Class A*	24,718	3,730,688
Walt Disney Co.	22,077	2,701,341
T-Mobile US, Inc.	7,508	1,225,456
AT&T, Inc.	68,121	1,198,929
Total Communications		14,417,541
Utilities - 6.1%
OGE Energy Corp.	99,731	3,420,773
Edison International	39,837	2,817,671
Pinnacle West Capital Corp.	34,050	2,544,556
Exelon Corp.	61,531	2,311,720
Duke Energy Corp.	19,722	1,907,315
Total Utilities		13,002,035
Basic Materials - 5.9%
Nucor Corp.	14,162	2,802,660
Freeport-McMoRan, Inc.	52,034	2,446,639
Westlake Corp.	15,443	2,359,690
Reliance, Inc.	5,518	1,844,005
DuPont de Nemours, Inc.	21,889	1,678,230
Huntsman Corp.	48,718	1,268,129
Total Basic Materials		12,399,353
Total Common Stocks
(Cost $152,610,369)		201,893,005

EXCHANGE-TRADED FUNDS† - 3.6%
iShares Russell 1000 Value ETF	42,314	7,578,861
Total Exchange-Traded Funds
(Cost $6,435,561)		7,578,861

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
MONEY MARKET FUND† - 0.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.19%[1]	1,830,664	$1,830,664
Total Money Market Fund
(Cost $1,830,664)		1,830,664
Total Investments - 100.0%
(Cost $160,876,594)		$211,302,530
Other Assets & Liabilities, net - 0.0%		40,902
Total Net Assets - 100.0%		$211,343,432

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of March 31, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$201,893,005	$—	$—	$201,893,005
Exchange-Traded Funds	7,578,861	—	—	7,578,861
Money Market Fund	1,830,664	—	—	1,830,664
Total Assets	$211,302,530	$—	$—	$211,302,530

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 97.6%
Financial - 19.8%
Berkshire Hathaway, Inc. — Class B*	3,770	$1,585,360
Banco Bilbao Vizcaya Argentaria S.A.	107,770	1,283,751
Citigroup, Inc.	20,260	1,281,242
Intesa Sanpaolo SpA	326,500	1,184,743
Goldman Sachs Group, Inc.	2,740	1,144,471
Capital One Financial Corp.	7,600	1,131,564
AXA S.A.	28,600	1,074,352
ANZ Group Holdings Ltd.	55,210	1,057,856
ING Groep N.V.	62,100	1,021,554
Westpac Banking Corp.	59,330	1,009,198
Simon Property Group, Inc. REIT	6,440	1,007,796
National Australia Bank Ltd.	39,210	885,189
United Overseas Bank Ltd.	40,500	879,424
AvalonBay Communities, Inc. REIT	4,736	878,812
VICI Properties, Inc. REIT	28,600	851,994
Swiss Life Holding AG	1,160	813,317
First Citizens BancShares, Inc. — Class A	477	779,895
Swedbank AB — Class A	38,200	757,659
Skandinaviska Enskilda Banken AB — Class A	55,500	751,574
Public Storage REIT	2,550	739,653
FirstService Corp.	3,600	596,225
Aon plc — Class A	1,680	560,650
Mediobanca Banca di Credito Finanziario SpA	28,840	429,737
Assicurazioni Generali SpA	14,500	367,037
Synchrony Financial	7,200	310,464
BNP Paribas S.A.	4,300	305,565
Zurich Insurance Group AG	500	269,663
American International Group, Inc.	2,900	226,693
Gaming and Leisure Properties, Inc. REIT	4,800	221,136
Total Financial		23,406,574
Technology - 17.7%
Microsoft Corp.	8,566	3,603,888
Apple, Inc.	19,535	3,349,862
NVIDIA Corp.	3,500	3,162,460
Broadcom, Inc.	959	1,271,068
Texas Instruments, Inc.	6,650	1,158,497
NXP Semiconductor N.V.	4,060	1,005,946
CGI, Inc.*	8,390	925,984
Workday, Inc. — Class A*	3,340	910,985
Cognizant Technology Solutions Corp. — Class A	12,400	908,796
Skyworks Solutions, Inc.	7,600	823,232
Dell Technologies, Inc. — Class C	6,960	794,206
Constellation Software, Inc.	260	710,477
MongoDB, Inc.*	1,930	692,175
Crowdstrike Holdings, Inc. — Class A*	1,910	612,327
Intel Corp.	13,364	590,288
Accenture plc — Class A	720	249,559
ASML Holding N.V.	240	231,040
Total Technology		21,000,790
Consumer, Non-cyclical - 16.2%
UnitedHealth Group, Inc.	3,324	1,644,383
PepsiCo, Inc.	7,523	1,316,600
Bristol-Myers Squibb Co.	20,500	1,111,715
Novo Nordisk A/S — Class B	8,700	1,108,993
Amgen, Inc.	3,554	1,010,474
Elevance Health, Inc.	1,910	990,411
Johnson & Johnson	6,187	978,721
CVS Health Corp.	12,200	973,072
Colgate-Palmolive Co.	10,739	967,047
Sysco Corp.	11,650	945,747
Altria Group, Inc.	21,500	937,830
Archer-Daniels-Midland Co.	13,800	866,778
Bunge Global S.A.	8,100	830,412
Japan Tobacco, Inc.	30,800	819,505
CK Hutchison Holdings Ltd.	149,232	720,752
Imperial Brands plc	31,650	706,853
McKesson Corp.	1,266	679,652
HCA Healthcare, Inc.	1,680	560,330
Eli Lilly & Co.	480	373,421
Kraft Heinz Co.	9,600	354,240
Molina Healthcare, Inc.*	720	295,798
Tesco plc	76,500	286,376
Philip Morris International, Inc.	3,100	284,022
Medtronic plc	2,400	209,160
Pfizer, Inc.	6,900	191,475
Total Consumer, Non-cyclical		19,163,767
Consumer, Cyclical - 11.6%
Walmart, Inc.	22,080	1,328,554
Stellantis N.V.	38,200	1,085,864
General Motors Co.	23,880	1,082,958
Home Depot, Inc.	2,415	926,394
WW Grainger, Inc.	910	925,743
Dollarama, Inc.	11,700	891,658
Sumitomo Corp.	33,170	795,359
Sekisui House Ltd.	34,480	782,130
Walgreens Boots Alliance, Inc.	35,800	776,502
Aristocrat Leisure Ltd.	24,100	675,378
Lear Corp.	3,873	561,120
Jardine Cycle & Carriage Ltd.	31,300	560,465
Singapore Airlines Ltd.	114,400	542,417
Isuzu Motors Ltd.	39,300	529,324
Bayerische Motoren Werke AG	4,300	496,254
Cummins, Inc.	1,420	418,403
Mercedes-Benz Group AG — Class D	4,100	326,523
Aptiv plc*	3,800	302,670
Tesla, Inc.*	1,650	290,053
Lowe's Companies, Inc.	1,083	275,872
Toromont Industries Ltd.	2,130	205,053
Total Consumer, Cyclical		13,778,694
Industrial - 10.6%
Lockheed Martin Corp.	2,388	1,086,230
Illinois Tool Works, Inc.	3,725	999,529
Deere & Co.	2,380	977,561
WSP Global, Inc.	5,300	883,686
Snap-on, Inc.	2,746	813,420
Obayashi Corp.	63,100	747,553
Waste Connections, Inc.	4,290	737,923
AP Moller - Maersk A/S — Class B	550	715,486
Amphenol Corp. — Class A	6,190	714,017

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 97.6% (continued)
Industrial - 10.6% (continued)
Mitsui OSK Lines Ltd.	23,100	$703,741
FedEx Corp.	2,410	698,273
Nippon Yusen K.K.	23,170	635,164
Kawasaki Kisen Kaisha Ltd.	35,700	479,303
Stantec, Inc.	5,200	431,893
Parker-Hannifin Corp.	720	400,169
SITC International Holdings Company Ltd.	192,000	350,808
Owens Corning	1,900	316,920
TE Connectivity Ltd.	1,900	275,956
General Dynamics Corp.	960	271,190
Poste Italiane SpA[1]	21,130	264,581
Total Industrial		12,503,403
Communications - 7.4%
Alphabet, Inc. — Class C*	15,416	2,347,240
Amazon.com, Inc.*	11,828	2,133,535
Cisco Systems, Inc.	23,600	1,177,876
Meta Platforms, Inc. — Class A	2,140	1,039,141
Verizon Communications, Inc.	20,180	846,753
Telstra Group Ltd.	216,400	544,385
HKT Trust & HKT Ltd.	264,000	307,968
Thomson Reuters Corp.	1,900	295,801
Total Communications		8,692,699
Energy - 6.0%
Phillips 66	7,380	1,205,449
Marathon Petroleum Corp.	5,870	1,182,805
Valero Energy Corp.	6,430	1,097,537
Woodside Energy Group Ltd.	43,570	866,062
Cheniere Energy, Inc.	4,500	725,760
Ampol Ltd.	25,270	655,300
HF Sinclair Corp.	10,130	611,548
Parkland Corp.	19,100	608,539
DCC plc	2,600	189,017
Total Energy		7,142,017
Utilities - 5.5%
Duke Energy Corp.	10,700	1,034,797
Southern Co.	14,140	1,014,404
Consolidated Edison, Inc.	9,940	902,651
Exelon Corp.	21,550	809,634
DTE Energy Co.	7,210	808,529
Power Assets Holdings Ltd.	117,500	687,599
Entergy Corp.	3,800	401,584
Sempra	4,280	307,432
FirstEnergy Corp.	7,200	278,064
Public Service Enterprise Group, Inc.	4,100	273,798
Total Utilities		6,518,492
Basic Materials - 2.8%
Reliance, Inc.	2,870	959,096
Dow, Inc.	15,500	897,915
LyondellBasell Industries N.V. — Class A	8,060	824,377
Nucor Corp.	2,100	415,590
Celanese Corp. — Class A	1,400	240,604
Total Basic Materials		3,337,582
Total Common Stocks
(Cost $98,469,733)		115,544,018

PREFERRED STOCKS† - 0.3%
Consumer, Cyclical - 0.3%
Volkswagen AG	1,900	251,830
Total Preferred Stocks
(Cost $230,146)		251,830

EXCHANGE-TRADED FUNDS† - 1.3%
SPDR S&P 500 ETF Trust	1,474	771,006
iShares MSCI EAFE ETF	9,607	767,215
Total Exchange-Traded Funds
(Cost $1,498,703)		1,538,221

MONEY MARKET FUND† - 0.1%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 5.22%[2]	177,007	177,007
Total Money Market Fund
(Cost $177,007)		177,007
Total Investments - 99.3%
(Cost $100,375,589)		$117,511,076
Other Assets & Liabilities, net - 0.7%		873,802
Total Net Assets - 100.0%		$118,384,878

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
Canadian Dollar Futures Contracts	77	Jun 2024	$5,691,455	$28,515

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $264,581 (cost $220,602), or 0.2% of total net assets.
[2]	Rate indicated is the 7-day yield as of March 31, 2024.

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$115,544,018	$—	$—	$115,544,018
Preferred Stocks	251,830	—	—	251,830
Exchange-Traded Funds	1,538,221	—	—	1,538,221
Money Market Fund	177,007	—	—	177,007
Currency Futures Contracts**	28,515	—	—	28,515
Total Assets	$117,539,591	$—	$—	$117,539,591

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 0.0%
Communications - 0.0%
Vacasa, Inc. — Class A*	167	$1,139
Financial - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	76,590	8
Total Common Stocks
(Cost $33,288)		1,147

PREFERRED STOCKS†† - 2.6%
Financial - 2.6%
Equitable Holdings, Inc.
4.95%	550,000	537,509
Citigroup, Inc.
4.00%	200,000	191,749
3.88%	200,000	188,755
7.63%	100,000	104,987
Wells Fargo & Co.
3.90%	500,000	475,713
Charles Schwab Corp.
4.00%	500,000	421,877
MetLife, Inc.
3.85%	400,000	384,482
Bank of New York Mellon Corp.
3.75%	400,000	366,640
Markel Group, Inc.
6.00%	360,000	357,051
JPMorgan Chase & Co.
3.65%	250,000	237,434
6.88%	50,000	51,739
Bank of America Corp.
6.13%	100,000	100,273
4.38%	100,000	93,744
Goldman Sachs Group, Inc.
3.80%	150,000	139,715
CNO Financial Group, Inc.
5.13% due 11/25/60	6,000	130,860
Kuvare US Holdings, Inc.
7.00% due 02/17/51[2]	100,000	101,000
Selective Insurance Group, Inc.
4.60%	4,000	75,440
Assurant, Inc.
5.25% due 01/15/61	325	7,410
First Republic Bank
4.50%*	675	20
4.25%*	16,525	3
Total Financial		3,966,401
Total Preferred Stocks
(Cost $4,637,793)		3,966,401

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26	684	63
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,1	8,510	–
Total Warrants
(Cost $1,584)		63

MUTUAL FUNDS† - 4.2%
Guggenheim Total Return Bond Fund — R6-Class[3]	268,329	6,319,151
Total Mutual Funds
(Cost $7,076,675)		6,319,151

MONEY MARKET FUNDS† - 1.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.19%[4]	1,852,475	1,852,475
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.20%[4]	634,342	634,342
Total Money Market Funds
(Cost $2,486,817)		2,486,817

	Face Amount~
CORPORATE BONDS†† - 25.4%
Financial - 13.3%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[2]	1,000,000	811,326
3.25% due 11/15/30	750,000	630,743
Reliance Standard Life Global Funding II
5.24% due 02/02/26[2]	800,000	791,697
Wilton RE Ltd.
6.00% [2,5,6]	682,000	606,723
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	290,000	258,772
5.30% due 01/15/29	250,000	245,821
Citigroup, Inc.
2.57% due 06/03/31[6]	590,000	504,152
Nippon Life Insurance Co.
2.75% due 01/21/51[2,6]	350,000	291,321
2.90% due 09/16/51[2,6]	200,000	166,329

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 25.4% (continued)
Financial - 13.3% (continued)
Host Hotels & Resorts, LP
3.50% due 09/15/30	435,000	$386,814
2.90% due 12/15/31	50,000	41,550
JPMorgan Chase & Co.
5.35% due 06/01/34[6]	305,000	306,177
2.96% due 05/13/31[6]	135,000	118,011
Fort Moore Family Communities LLC
6.09% due 01/15/51[2]	457,003	420,478
FS KKR Capital Corp.
2.63% due 01/15/27	250,000	226,787
3.25% due 07/15/27	200,000	182,099
Assurant, Inc.
2.65% due 01/15/32	250,000	205,340
6.10% due 02/27/26	200,000	200,668
Morgan Stanley
6.63% due 11/01/34[6]	220,000	240,703
5.94% due 02/07/39[6]	150,000	149,095
Global Atlantic Finance Co.
4.70% due 10/15/51[2,6]	250,000	225,306
3.13% due 06/15/31[2]	195,000	161,487
Macquarie Group Ltd.
2.87% due 01/14/33[2,6]	250,000	207,930
2.69% due 06/23/32[2,6]	200,000	166,594
Safehold GL Holdings LLC
2.80% due 06/15/31	180,000	148,423
2.85% due 01/15/32	151,000	122,654
6.10% due 04/01/34	100,000	99,357
Ares Finance Company II LLC
3.25% due 06/15/30[2]	410,000	361,223
Blue Owl Capital GP LLC
7.21% due 08/22/43†††	350,000	361,126
OneMain Finance Corp.
7.13% due 03/15/26	350,000	356,351
Iron Mountain, Inc.
4.50% due 02/15/31[2]	261,000	235,484
5.63% due 07/15/32[2]	125,000	118,073
Liberty Mutual Group, Inc.
4.30% due 02/01/61[2]	554,000	352,575
Fidelity National Financial, Inc.
3.40% due 06/15/30	255,000	226,409
2.45% due 03/15/31	150,000	123,449
Maple Grove Funding Trust I
4.16% due 08/15/51[2]	500,000	346,962
Standard Chartered plc
4.64% due 04/01/31[2,6]	350,000	336,263
United Wholesale Mortgage LLC
5.50% due 04/15/29[2]	300,000	283,739
5.50% due 11/15/25[2]	50,000	49,549
First American Financial Corp.
4.00% due 05/15/30	360,000	327,269
Jefferies Financial Group, Inc.
2.75% due 10/15/32	300,000	243,689
2.63% due 10/15/31	100,000	82,397
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	250,000	217,361
5.63% due 08/16/32	100,000	99,899
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[2]	350,000	304,920
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[2]	370,000	293,054
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[2]	410,000	287,732

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 25.4% (continued)
Financial - 13.3% (continued)
BPCE S.A.
7.00% due 10/19/34[2,6]	250,000	$272,140
Prudential Financial, Inc.
6.75% due 03/15/54[6]	150,000	152,074
3.70% due 10/01/50[6]	130,000	113,632
ABN AMRO Bank N.V.
2.47% due 12/13/29[2,6]	300,000	262,774
Macquarie Bank Ltd.
3.62% due 06/03/30[2]	290,000	257,524
Belrose Funding Trust
2.33% due 08/15/30[2]	320,000	257,100
Lazard Group LLC
6.00% due 03/15/31	250,000	252,375
Credit Agricole S.A.
5.34% due 01/10/30[2,6]	250,000	249,287
Brookfield Finance, Inc.
3.50% due 03/30/51	280,000	201,814
4.70% due 09/20/47	50,000	43,269
UBS Group AG
2.10% due 02/11/32[2,6]	300,000	240,301
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[2]	250,000	229,897
SBA Communications Corp.
3.13% due 02/01/29	250,000	220,626
Societe Generale S.A.
2.89% due 06/09/32[2,6]	250,000	205,471
Stewart Information Services Corp.
3.60% due 11/15/31	250,000	203,981
TPG Operating Group II, LP
5.88% due 03/05/34	200,000	202,826
BNP Paribas S.A.
5.50% due 05/20/30[2,6]	200,000	200,437
Lloyds Banking Group plc
5.46% due 01/05/28[6]	200,000	200,044
Westpac Banking Corp.
3.02% due 11/18/36[6]	150,000	123,215
2.96% due 11/16/40	73,000	51,522
2.67% due 11/15/35[6]	27,000	22,270
Hunt Companies, Inc.
5.25% due 04/15/29[2]	200,000	182,620
Reinsurance Group of America, Inc.
3.15% due 06/15/30	203,000	181,022
Trustage Financial Group, Inc.
4.63% due 04/15/32[2]	200,000	174,045
Bank of America Corp.
2.59% due 04/29/31[6]	190,000	163,808
LPL Holdings, Inc.
4.00% due 03/15/29[2]	174,000	159,975
Americo Life, Inc.
3.45% due 04/15/31[2]	200,000	156,480
Capital One Financial Corp.
6.38% due 06/08/34[6]	150,000	155,777
AmFam Holdings, Inc.
2.81% due 03/11/31[2]	200,000	152,672
Pacific Beacon LLC
5.51% due 07/15/36[2]	150,000	143,327
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[2]	190,000	133,460
Dyal Capital Partners III (B) LP
6.55% due 06/15/44†††	132,000	131,153
PartnerRe Finance B LLC
4.50% due 10/01/50[6]	140,000	127,595
RGA Global Funding
5.50% due 01/11/31[2]	120,000	120,330

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 25.4% (continued)
Financial - 13.3% (continued)
Aretec Group, Inc.
10.00% due 08/15/30[2]	100,000	$109,227
Corebridge Financial, Inc.
6.88% due 12/15/52[6]	100,000	100,120
Kennedy-Wilson, Inc.
4.75% due 03/01/29	109,000	89,732
Apollo Management Holdings, LP
2.65% due 06/05/30[2]	90,000	77,186
Brown & Brown, Inc.
2.38% due 03/15/31	90,000	74,588
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	100,000	72,389
Western & Southern Life Insurance Co.
3.75% due 04/28/61[2]	100,000	67,558
American Equity Investment Life Holding Co.
5.00% due 06/15/27	69,000	67,151
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[2]	100,000	66,439
Kemper Corp.
2.40% due 09/30/30	76,000	61,018
NFP Corp.
6.88% due 08/15/28[2]	52,000	52,664
Mutual of Omaha Insurance Co.
6.14% due 01/16/64[2,6]	50,000	50,719
Lincoln National Corp.
5.85% due 03/15/34	50,000	49,358
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[2]	50,000	48,930
CNO Financial Group, Inc.
5.25% due 05/30/29	50,000	48,710
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	50,000	35,036
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[2]	35,000	34,562
Total Financial		19,974,111
Consumer, Non-cyclical - 2.4%
CoStar Group, Inc.
2.80% due 07/15/30[2]	430,000	366,560
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.00% due 05/15/32	200,000	163,112
5.50% due 01/15/30	100,000	98,552
4.38% due 02/02/52	100,000	72,620
Children's Hospital Corp.
2.59% due 02/01/50	500,000	319,271
Global Payments, Inc.
2.90% due 05/15/30	210,000	182,365
2.90% due 11/15/31	140,000	117,488
Smithfield Foods, Inc.
2.63% due 09/13/31[2]	250,000	195,780
3.00% due 10/15/30[2]	110,000	91,064
Altria Group, Inc.
3.70% due 02/04/51	350,000	244,585
4.45% due 05/06/50	50,000	39,756
Royalty Pharma plc
3.55% due 09/02/50	310,000	213,573
BAT Capital Corp.
3.98% due 09/25/50	300,000	210,990
IQVIA, Inc.
5.00% due 05/15/27[2]	200,000	195,285

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 25.4% (continued)
Consumer, Non-cyclical - 2.4% (continued)
Triton Container International Ltd.
3.15% due 06/15/31[2]	200,000	$161,244
Graham Holdings Co.
5.75% due 06/01/26[2]	150,000	148,557
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[2]	150,000	143,043
Universal Health Services, Inc.
2.65% due 10/15/30	150,000	127,192
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[2]	150,000	125,656
AZ Battery Property LLC
6.73% due 02/20/46†††	100,000	101,422
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	100,000	81,151
Tenet Healthcare Corp.
4.63% due 06/15/28	75,000	71,414
Valvoline, Inc.
4.25% due 02/15/30[2]	50,000	49,887
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[2]	43,000	41,090
Central Garden & Pet Co.
4.13% due 04/30/31[2]	42,000	37,020
Total Consumer, Non-cyclical		3,598,677
Industrial - 2.1%
Amsted Industries, Inc.
4.63% due 05/15/30[2]	470,000	429,227
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	400,000	393,357
TransDigm, Inc.
6.25% due 03/15/26[2]	380,000	380,000
Stadco LA LLC
3.75% due 05/15/56†††	500,000	343,294
Flowserve Corp.
3.50% due 10/01/30	270,000	239,713
2.80% due 01/15/32	100,000	82,204
TD SYNNEX Corp.
2.65% due 08/09/31	210,000	169,219
2.38% due 08/09/28	150,000	132,489
Vontier Corp.
2.95% due 04/01/31	350,000	292,563
Weir Group plc
2.20% due 05/13/26[2]	200,000	185,648
Dyal Capital Partners III (A) LP
6.55% due 06/15/44†††	168,000	166,922
Hillenbrand, Inc.
5.75% due 06/15/25	150,000	149,776
Westinghouse Air Brake Technologies Corp.
5.61% due 03/11/34	100,000	101,293
Berry Global, Inc.
1.57% due 01/15/26	50,000	46,740
Norfolk Southern Corp.
4.10% due 05/15/21	50,000	36,463
Total Industrial		3,148,908
Consumer, Cyclical - 2.0%
Hyatt Hotels Corp.
5.38% due 04/23/25	220,000	219,388
5.75% due 04/23/30	190,000	194,825
Delta Air Lines, Inc.
7.00% due 05/01/25[2]	367,000	371,815
Warnermedia Holdings, Inc.
4.28% due 03/15/32	400,000	357,295

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 25.4% (continued)
Consumer, Cyclical - 2.0% (continued)
Choice Hotels International, Inc.
3.70% due 01/15/31	360,000	$315,432
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[2]	227,156	228,409
International Game Technology plc
4.13% due 04/15/26[2]	230,000	222,963
Ferguson Finance plc
4.65% due 04/20/32[2]	200,000	190,763
Cedar Fair, LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
5.50% due 05/01/25[2]	175,000	174,275
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[2]	175,000	173,220
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	100,000	95,370
4.10% due 04/15/50	98,000	71,861
United Airlines, Inc.
4.38% due 04/15/26[2]	150,000	145,011
Air Canada
3.88% due 08/15/26[2]	150,000	143,163
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[2]	100,000	97,163
British Airways Class A Pass Through Trust
2.90% due 03/15/35[2]	90,966	78,553
Total Consumer, Cyclical		3,079,506
Communications - 1.7%
British Telecommunications plc
4.88% due 11/23/81[2,6]	350,000	310,980
9.63% due 12/15/30	100,000	122,663
Level 3 Financing, Inc.
3.88% due 10/15/30[2]	330,000	194,700
11.00% due 11/15/29[2]	71,086	73,929
4.00% due 04/15/31[2]	100,000	60,500
Virgin Media Secured Finance plc
4.50% due 08/15/30[2]	300,000	258,705
Paramount Global
4.90% due 08/15/44	132,000	94,369
5.90% due 10/15/40	86,000	72,104
5.25% due 04/01/44	46,000	34,207
4.85% due 07/01/42	35,000	25,639
4.60% due 01/15/45	20,000	13,778
Cable One, Inc.
4.00% due 11/15/30[2]	300,000	234,128
Vodafone Group plc
4.13% due 06/04/81[6]	250,000	215,331
Rogers Communications, Inc.
4.55% due 03/15/52	200,000	168,286
Discovery Communications LLC
5.20% due 09/20/47	196,000	164,675
Sirius XM Radio, Inc.
4.13% due 07/01/30[2]	180,000	157,350
CSC Holdings LLC
4.13% due 12/01/30[2]	200,000	143,010
Altice France S.A.
5.13% due 07/15/29[2]	200,000	135,207
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[2]	55,000	49,605

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 25.4% (continued)
Communications - 1.7% (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	50,000	$31,798
McGraw-Hill Education, Inc.
5.75% due 08/01/28[2]	16,000	15,071
Total Communications		2,576,035
Energy - 1.5%
BP Capital Markets plc
4.88% [5,6]	516,000	492,274
Venture Global LNG, Inc.
9.50% due 02/01/29[2]	200,000	215,573
9.88% due 02/01/32[2]	100,000	107,774
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[2]	328,000	249,600
ITT Holdings LLC
6.50% due 08/01/29[2]	248,000	226,325
Greensaif Pipelines Bidco SARL
6.13% due 02/23/38[2]	200,000	203,363
Kinder Morgan, Inc.
5.20% due 06/01/33	150,000	147,723
Targa Resources Corp.
6.50% due 03/30/34	100,000	107,447
Midwest Connector Capital Company LLC
4.63% due 04/01/29[2]	110,000	106,192
Viper Energy, Inc.
7.38% due 11/01/31[2]	100,000	103,958
TransCanada PipeLines Ltd.
6.20% due 03/09/26	100,000	100,019
NuStar Logistics, LP
5.63% due 04/28/27	100,000	98,972
Parkland Corp.
4.63% due 05/01/30[2]	100,000	92,190
Energy Transfer, LP
7.38% due 02/01/31[2]	50,000	52,301
Total Energy		2,303,711
Technology - 1.2%
ACI Worldwide, Inc.
5.75% due 08/15/26[2]	400,000	393,287
Broadcom, Inc.
4.93% due 05/15/37[2]	277,000	262,891
3.19% due 11/15/36[2]	26,000	20,692
Leidos, Inc.
2.30% due 02/15/31	250,000	206,641
Foundry JV Holdco LLC
5.88% due 01/25/34[2]	200,000	200,302
Qorvo, Inc.
4.38% due 10/15/29	119,000	111,539
3.38% due 04/01/31[2]	100,000	86,002
Oracle Corp.
3.95% due 03/25/51	217,000	165,340
MSCI, Inc.
3.63% due 11/01/31[2]	150,000	130,181
Booz Allen Hamilton, Inc.
5.95% due 08/04/33	100,000	103,451
Constellation Software, Inc.
5.46% due 02/16/34[2]	100,000	100,653
Fiserv, Inc.
5.35% due 03/15/31	50,000	50,583
Twilio, Inc.
3.63% due 03/15/29	38,000	34,178
Total Technology		1,865,740
Basic Materials - 0.8%
Anglo American Capital plc
5.63% due 04/01/30[2]	200,000	202,666
2.63% due 09/10/30[2]	200,000	170,256
Alcoa Nederland Holding BV
5.50% due 12/15/27[2]	200,000	198,029
Minerals Technologies, Inc.
5.00% due 07/01/28[2]	190,000	181,668

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 25.4% (continued)
Basic Materials - 0.8% (continued)
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[2]	170,000	$159,120
Yamana Gold, Inc.
2.63% due 08/15/31	150,000	125,017
Arsenal AIC Parent LLC
8.00% due 10/01/30[2]	100,000	104,989
Total Basic Materials		1,141,745
Utilities - 0.4%
AES Corp.
3.95% due 07/15/30[2]	220,000	200,088
Enel Finance International N.V.
5.00% due 06/15/32[2]	200,000	193,835
NRG Energy, Inc.
2.45% due 12/02/27[2]	200,000	179,773
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	100,000	99,834
Total Utilities		673,530
Total Corporate Bonds
(Cost $43,434,685)		38,361,963

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.9%
Government Agency - 12.3%
Fannie Mae
5.00% due 05/01/53	2,710,813	2,654,820
5.00% due 06/01/53	2,657,314	2,592,630
5.00% due 04/01/53	1,455,995	1,421,936
5.50% due 05/01/53	722,450	720,064
5.00% due 12/01/53	667,986	651,703
5.00% due 08/01/53	547,980	535,169
4.00% due 07/01/52	449,159	418,616
4.00% due 06/01/52	402,855	377,056
5.00% due 01/01/54	204,808	199,816
5.00% due 09/01/52	198,542	194,009
2.00% due 03/01/52	5,076	4,053
3.00% due 03/01/52	970	837
Freddie Mac
5.00% due 06/01/53	1,891,049	1,844,905
5.00% due 04/01/53	1,423,333	1,389,590
5.50% due 06/01/53	1,186,731	1,183,376
5.50% due 09/01/53	1,042,583	1,049,719
4.00% due 02/01/53	926,322	866,974
5.50% due 05/01/53	819,367	815,513
5.00% due 09/01/52	527,402	515,311
5.00% due 03/01/53	469,154	458,230
5.00% due 01/01/54	212,239	207,056
4.00% due 04/01/52	220,802	206,654
Fannie Mae-Aces
1.49% (WAC) due 03/25/35◊,7	2,536,650	242,888
Total Government Agency		18,550,925
Residential Mortgage-Backed Securities - 8.4%
OBX Trust
2024-NQM3, 6.43% due 12/25/63[2,8]	500,000	500,272
2024-NQM5, due 03/25/28[2,8]	250,000	249,997
2024-NQM2, 6.18% due 12/25/63[2,8]	245,097	244,023
2022-NQM1, 6.50% (WAC) due 11/25/62◊,2	211,354	210,570
2022-NQM9, 6.45% due 09/25/62[2,8]	87,497	87,724
PRPM LLC
2022-1, 3.72% due 02/25/27[2,8]	662,532	643,506
2021-5, 1.79% due 06/25/26[2,8]	345,209	337,545

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.9% (continued)
Residential Mortgage-Backed Securities - 8.4% (continued)
2023-1, 6.88% (WAC) due 02/25/28◊,2	132,122	$132,819
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[2,8]	470,919	440,941
2024-NQM1, 6.40% due 12/01/63[2,8]	245,477	245,539
2023-NQM2, 4.50% due 05/25/62[2,8]	226,995	217,706
CSMC Trust
2020-RPL5, 4.68% (WAC) due 08/25/60◊,2	410,093	406,206
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	349,321	338,693
Legacy Mortgage Asset Trust
2021-GS5, 2.25% due 07/25/67[2,8]	360,204	347,546
2021-GS3, 1.75% due 07/25/61[2,8]	358,685	346,819
Angel Oak Mortgage Trust
2024-2, 6.25% due 01/25/69[2,8]	495,395	491,520
2023-1, 4.75% due 09/26/67[2,8]	183,529	174,876
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50◊,2	689,633	643,753
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 5.56% (1 Month Term SOFR + 0.23%, Rate Floor: 0.12%) due 12/25/36◊	1,162,696	610,059
Ameriquest Mortgage Securities Trust
2006-M3, 5.60% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 10/25/36◊	1,993,160	579,383
Towd Point Revolving Trust
4.83% due 09/25/64[9]	500,000	497,250
Securitized Asset-Backed Receivables LLC Trust
2007-BR2, 5.80% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 02/25/37◊,2	581,797	476,952
GCAT Trust
2023-NQM3, 6.89% due 08/25/68[2,8]	464,770	471,542
Home Equity Loan Trust
2007-FRE1, 5.63% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	469,494	437,626
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[2,8]	432,184	421,720
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,2	390,773	377,433
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,8]	379,792	369,776
Master Asset-Backed Securities Trust
2006-WMC4, 5.59% (1 Month Term SOFR + 0.26%, Rate Floor: 0.15%) due 10/25/36◊	1,090,368	356,431
First Franklin Mortgage Loan Trust
2006-FF16, 5.86% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 12/25/36◊	842,120	345,731

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.9% (continued)
Residential Mortgage-Backed Securities - 8.4% (continued)
NovaStar Mortgage Funding Trust Series
2007-2, 5.64% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	322,668	$309,858
HarborView Mortgage Loan Trust
2006-14, 5.74% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	301,992	266,653
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[7]	1,670,914	239,700
LSTAR Securities Investment Ltd.
2024-1, 8.42% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,†††,2	196,538	196,822
Imperial Fund Mortgage Trust
2022-NQM2, 4.20% (WAC) due 03/25/67◊,2	170,393	156,836
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.93% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	185,315	147,717
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 6.72% (WAC) due 11/25/53◊,2	143,094	145,887
FIGRE Trust
2024-HE1, 6.17% (WAC) due 03/25/54◊,2	100,000	100,042
Morgan Stanley Re-REMIC Trust
2010-R5, 4.12% due 06/26/36	30,044	26,076
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	12,637	12,552
Total Residential Mortgage-Backed Securities		12,606,101
Commercial Mortgage-Backed Securities - 1.1%
BX Commercial Mortgage Trust
2022-LP2, 7.29% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,2	402,541	397,006
2021-VOLT, 7.44% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,2	350,000	344,969
GS Mortgage Securities Trust
2020-GC45, 0.66% (WAC) due 02/13/53◊,7	9,838,606	273,636
Life Mortgage Trust
2021-BMR, 7.79% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 03/15/38◊,2	245,743	237,756
Extended Stay America Trust
2021-ESH, 7.69% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 07/15/38◊,2	228,564	228,278
CFCRE Commercial Mortgage Trust
2016-C3, 0.98% (WAC) due 01/10/48◊,7	5,236,937	69,236
Citigroup Commercial Mortgage Trust
2016-GC37, 1.65% (WAC) due 04/10/49◊,7	2,776,922	64,736

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.9% (continued)
Commercial Mortgage-Backed Securities - 1.1% (continued)
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.40% (WAC) due 01/15/59◊,7	3,205,834	$64,056
COMM Mortgage Trust
2015-CR26, 0.89% (WAC) due 10/10/48◊,7	5,552,455	48,684
Total Commercial Mortgage-Backed Securities		1,728,357
Military Housing - 1.1%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,2	909,493	882,830
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.00% (WAC) due 11/25/55◊,2	899,306	714,042
Total Military Housing		1,596,872
Total Collateralized Mortgage Obligations
(Cost $36,641,525)		34,482,255

ASSET-BACKED SECURITIES†† - 20.8%
Collateralized Loan Obligations - 12.4%
Octagon Investment Partners 49 Ltd.
2024-5A BR, 7.24% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/15/37◊,2	1,750,000	1,751,789
BXMT Ltd.
2020-FL2 AS, 6.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	1,000,000	942,825
2020-FL3 C, 7.99% (1 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 11/15/37◊,2	250,000	216,911
Woodmont Trust
2020-7A A1A, 7.48% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 01/15/32◊,2	1,000,000	1,003,587
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 7.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 04/20/32◊,2	1,000,000	1,001,160
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.14% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	500,000	501,079
2021-3A B, 7.43% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,2	500,000	499,863
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.92% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,000,000	998,898

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8% (continued)
Collateralized Loan Obligations - 12.4% (continued)
LCCM Trust
2021-FL3 A, 6.89% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	593,482	$585,157
2021-FL3 AS, 7.24% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/15/38◊,2	400,000	384,743
Cerberus Loan Funding XLIV LLC
2024-5A A, 7.45% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,2	700,000	707,283
2024-5A B, 8.30% (3 Month Term SOFR + 3.20%, Rate Floor: 3.20%) due 01/15/36◊,2	250,000	250,138
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.45% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	750,000	745,543
STWD Ltd.
2019-FL1 B, 7.04% (1 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 07/15/38◊,2	750,000	734,802
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[2,10]	1,000,000	708,313
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.83% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,2	667,993	667,287
KREF Ltd.
2021-FL2 C, 7.44% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39◊,2	500,000	465,272
2021-FL2 AS, 6.74% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,2	150,000	144,280
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.88% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,2	534,180	532,691
Cerberus Loan Funding XL LLC
2023-1A A, 7.71% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,2	500,000	505,092
Cerberus Loan Funding XLII LLC
2023-3A A1, 7.79% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,2	500,000	504,845
Owl Rock CLO XVI
2024-16A A, 7.32% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/36◊,2	500,000	502,788

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8% (continued)
Collateralized Loan Obligations - 12.4% (continued)
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.20% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	500,000	$502,639
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.28% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	500,000	500,054
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.28% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	500,000	499,867
Golub Capital Partners CLO 54M L.P
2021-54A C, 8.18% (3 Month Term SOFR + 2.91%, Rate Floor: 2.65%) due 08/05/33◊,2	500,000	496,373
CHCP Ltd.
2021-FL1 C, 7.54% (1 Month Term SOFR + 2.21%, Rate Floor: 2.10%) due 02/15/38◊,2	500,000	489,577
HERA Commercial Mortgage Ltd.
2021-FL1 B, 7.03% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,2	500,000	481,633
LoanCore Issuer Ltd.
2021-CRE6 C, 7.74% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38◊,2	500,000	480,889
Owl Rock CLO III Ltd.
2024-3A AR, due 04/20/36◊,2	250,000	250,000
Owl Rock CLO IV Ltd.
2021-4A A1R, 7.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	250,000	249,922
CIFC Funding 2017-II Ltd.
2021-2A CR, 7.43% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 04/20/30◊,2	250,000	247,878
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.24% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,2	160,678	162,149
Cerberus Loan Funding XXXVI, LP
2021-6A A, 6.98% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 11/22/33◊,2	23,443	23,469
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[2,10]	162,950	567
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[9,10]	600,000	60
Total Collateralized Loan Obligations		18,739,423
Net Lease - 1.6%
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[2]	851,003	800,978

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8% (continued)
Net Lease - 1.6% (continued)
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[2]	244,283	$237,085
2020-1, 2.28% due 07/15/60[2]	224,863	206,851
Capital Automotive REIT
2021-1A, 2.76% due 08/15/51[2]	496,979	367,146
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[2]	348,104	332,157
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[2]	400,000	311,669
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[2]	246,510	211,120
Total Net Lease		2,467,006
Transport-Aircraft - 1.5%
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[2]	418,155	373,131
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[2]	396,994	352,094
AASET Trust
2021-1A, 2.95% due 11/16/41[2]	351,808	318,949
WAVE LLC
2019-1, 3.60% due 09/15/44[2]	344,342	306,475
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[2]	319,786	292,662
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	317,350	288,798
Sprite Ltd.
2021-1, 3.75% due 11/15/46[2]	175,357	162,903
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[2]	169,295	159,197
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[2]	63,503	60,000
Total Transport-Aircraft		2,314,209
Whole Business - 1.4%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[2]	772,000	713,788
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[2]	495,000	476,148
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[2]	486,250	426,875
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[2]	328,125	323,191
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[2]	236,351	201,868
Total Whole Business		2,141,870
Financial - 1.3%
KKR Core Holding Company LLC
4.00% due 08/12/31†††	529,422	470,590
Project Onyx I
8.48% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	416,533	416,455
LVNV Funding LLC
7.80% due 11/05/28†††	250,000	256,492
Lightning A
5.50% due 03/01/37†††	260,000	239,780
Thunderbird A
5.50% due 03/01/37†††	260,000	239,780
Project Onyx II
8.48% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	134,432	134,412

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8% (continued)
Financial - 1.3% (continued)
Nassau LLC
2019-1, 3.98% due 08/15/34[2]	118,166	$112,950
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[2]	94,077	91,386
Total Financial		1,961,845
Infrastructure - 0.8%
Stack Infrastructure Issuer LLC
2023-1A, 5.90% due 03/25/48[2]	500,000	498,327
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	250,000	227,232
Hotwire Funding LLC
2021-1, 2.31% due 11/20/51[2]	250,000	226,015
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[2]	250,000	222,268
Total Infrastructure		1,173,842
Single Family Residence - 0.8%
FirstKey Homes Trust
2021-SFR1, 1.79% due 08/17/38[2]	600,000	546,885
2020-SFR2, 4.50% due 10/19/37[2]	150,000	142,866
2020-SFR2, 4.00% due 10/19/37[2]	150,000	142,510
2020-SFR2, 3.37% due 10/19/37[2]	100,000	94,421
Tricon Residential Trust
2023-SFR2, 5.00% due 12/17/40[2]	250,000	242,409
Total Single Family Residence		1,169,091
Transport-Container - 0.5%
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	339,655	301,284
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[2]	238,000	204,910
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[2]	150,357	140,556
TIF Funding III LLC
2024-1A, due 05/22/34[2]	100,000	100,048
Total Transport-Container		746,798
Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	750,000	677,785
Total Asset-Backed Securities
(Cost $32,513,433)		31,391,869

U.S. GOVERNMENT SECURITIES†† - 18.3%
U.S. Treasury Notes
4.13% due 03/31/31	13,560,000	13,483,725
3.75% due 12/31/30	800,000	777,844
4.00% due 02/29/28	560,000	553,459
U.S. Treasury Bonds
due 05/15/53[11,12]	12,650,000	3,708,344
4.38% due 11/15/39	1,690,000	1,704,920
due 11/15/52[11,12]	3,400,000	1,022,227
due 02/15/46[7,11]	2,550,000	929,539
due 05/15/44[7,11]	2,230,000	878,699
due 02/15/52[11,12]	2,180,000	660,742
due 02/15/54[11,12]	1,200,000	345,931
due 11/15/44[7,11]	500,000	192,295
United States Treasury Inflation Indexed Bonds
0.13% due 10/15/25[13]	1,426,116	1,384,117
0.13% due 04/15/25[13]	1,408,696	1,373,792
1.25% due 04/15/28[13]	411,220	399,460
1.38% due 07/15/33[13]	192,913	185,134
Total U.S. Government Securities
(Cost $28,659,337)		27,600,228

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 1.9%
Financial - 0.7%
Higginbotham Insurance Agency, Inc.
10.93% (1 Month Term SOFR + 5.50%, Rate Floor: 6.50%) due 11/24/28†††		416,049	$412,370
Jane Street Group LLC
7.94% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/26/28		224,889	224,945
Citadel Securities, LP
7.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/29/30		199,506	199,245
Eisner Advisory Group
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/22/31		100,000	100,250
HighTower Holding LLC
9.59% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 04/21/28		55,039	55,039
Total Financial			991,849
Consumer, Cyclical - 0.4%
First Brands Group LLC
10.57% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		346,500	346,354
MB2 Dental Solutions, LLC
11.32% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 01/29/31†††		135,134	134,859
Pacific Bells LLC
10.06% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28		90,034	89,337
Total Consumer, Cyclical			570,550
Technology - 0.3%
Datix Bidco Ltd.
9.69% (6 Month GBP SONIA + 4.50%, Rate Floor: 5.19%) due 04/28/25†††	GBP	300,000	378,640
RLDatix
9.94% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††		129,574	129,573
Total Technology			508,213
Consumer, Non-cyclical - 0.3%
Quirch Foods Holdings LLC
10.32% (3 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/27/27		146,109	146,292
Mission Veterinary Partners
9.44% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 04/27/28		146,250	145,978
Southern Veterinary Partners LLC
9.44% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/05/27		105,177	105,177
HAH Group Holding Co. LLC
10.44% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/29/27		33,911	33,698

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 1.9% (continued)
Consumer, Non-cyclical - 0.3% (continued)
Elanco Animal Health, Inc.
7.18% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/02/27		24,238	$24,139
Total Consumer, Non-cyclical			455,284
Industrial - 0.2%
Mileage Plus Holdings LLC
10.73% (3 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 06/21/27		162,500	167,135
EMRLD Borrower, LP
7.79% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30		99,750	99,650
Total Industrial			266,785
Total Senior Floating Rate Interests
(Cost $2,803,208)			2,792,681

FEDERAL AGENCY BONDS†† - 1.2%
Tennessee Valley Authority
4.25% due 09/15/65		1,000,000	877,301
5.38% due 04/01/56		750,000	803,537
Tennessee Valley Authority Principal Strips
due 01/15/48[11,12]		500,000	149,526
Total Federal Agency Bonds
(Cost $2,556,324)			1,830,364

MUNICIPAL BONDS†† - 0.2%
Illinois - 0.2%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38		333,333	338,313
Total Municipal Bonds
(Cost $338,667)			338,313

	Notional Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	3,900,000	233
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	3,850,000	230
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	1,950,000	117
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD	1,600,000	96
Total OTC Options Purchased
(Cost $51,002)			676
Total Investments – 99.2%
(Cost $161,234,338)			$149,571,928

	Face Amount
Corporate Bonds Sold Short†† - (0.4)%
Financial - (0.4)%
Pershing Square Holdings Ltd.
3.25% due 11/15/30		$750,000	(630,743)
Total Securities Sold Short – (0.4)%
(Proceeds $631,334)			$(630,743)
Other Assets & Liabilities, net – 1.2%			1,739,005
Total Net Assets – 100.0%			$150,680,190

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	60	Jun 2025	$14,352,750	$(23,121)

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount~		Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
BofA Securities, Inc.	ICE	ITRAXX.EUR.41.V1	1.00%	Quarterly	06/20/29	EUR	530,000	$(12,613)	$(12,487)	$(126)
BofA Securities, Inc.	ICE	CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28		990,000	(72,884)	3,738	(76,622)
								$(85,497)	$(8,749)	$(76,748)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.48%	Annually	11/02/33	$6,380,000	$325,065	$291	$324,774
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.51%	Annually	10/11/28	3,852,000	76,422	287	76,135
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.35%	Annually	10/03/28	5,000,000	66,149	290	65,859
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.99%	Annually	10/11/25	9,089,000	29,989	246	29,743
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.50%	Annually	11/02/30	462,000	15,687	285	15,402
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.69%	Annually	02/06/34	300,000	(3,636)	298	(3,934)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.76%	Annually	02/06/29	3,000,000	(31,636)	304	(31,940)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	5,000,000	(123,812)	258	(124,070)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	$5,000,000	(211,936)	84	(212,020)
								$142,292	$2,343	$139,949

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	GBP	Sell	312,000	399,125 USD	04/15/24	$5,310
Barclays Bank plc	EUR	Buy	40,000	43,749 USD	04/15/24	(566)
						$4,744

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $62,191,425 (cost $66,938,787), or 41.3% of total net assets.
[3]	Affiliated issuer.
[4]	Rate indicated is the 7-day yield as of March 31, 2024.
[5]	Perpetual maturity.
[6]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[7]	Security is an interest-only strip.

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

[8]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2024. See table below for additional step information for each security.
[9]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $497,310 (cost $1,202,000), or 0.3% of total net assets — See Note 6.
[10]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[11]	Zero coupon rate security.
[12] [13]	Security is a principal-only strip. Face amount of security is adjusted for inflation.

BofA — Bank of America
CDX.NA.HY.41.V2 — Credit Default Swap North American High Yield Series 41 Index Version 2
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
CMT — Constant Maturity Treasury
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.41.V1 — iTraxx Europe Series 41 Index Version 1
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$1,139	$—	$8		$1,147
Preferred Stocks	—	3,966,401	—		3,966,401
Warrants	63	—	—	*	63
Mutual Funds	6,319,151	—	—		6,319,151
Money Market Funds	2,486,817	—	—		2,486,817
Corporate Bonds	—	37,258,046	1,103,917		38,361,963
Collateralized Mortgage Obligations	—	33,402,603	1,079,652		34,482,255
Asset-Backed Securities	—	29,634,360	1,757,509		31,391,869
U.S. Government Securities	—	27,600,228	—		27,600,228
Senior Floating Rate Interests	—	1,737,239	1,055,442		2,792,681
Federal Agency Bonds	—	1,830,364	—		1,830,364
Municipal Bonds	—	338,313	—		338,313
Options Purchased	—	676	—		676
Interest Rate Swap Agreements**	—	511,913	—		511,913
Forward Foreign Currency Exchange Contracts**	—	5,310	—		5,310
Total Assets	$8,807,170	$136,285,453	$4,996,528		$150,089,151

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Corporate Bonds Sold Short	$—	$630,743	$—		$630,743
Interest Rate Futures Contracts**	23,121	—	—		23,121
Credit Default Swap Agreements**	—	76,748	—		76,748
Interest Rate Swap Agreements**	—	371,964	—		371,964
Forward Foreign Currency Exchange Contracts**	—	566	—		566
Unfunded Loan Commitments (Note 5)	—	—	2,279		2,279
Total Liabilities	$23,121	$1,080,021	$2,279		$1,105,421

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $6,261,298 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$1,206,642	Yield Analysis	Yield	6.5%-7.2%	6.9%
Asset-Backed Securities	550,867	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	882,830	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	196,822	Third Party Pricing	Trade Price	—	—
Common Stocks	8	Model Price	Liquidation Value	—	—
Corporate Bonds	704,420	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	298,075	Third Party Pricing	Trade Price	—	—
Corporate Bonds	101,422	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	1,055,442	Yield Analysis	Yield	10.3%-11.2%	10.8%
Total Assets	$4,996,528
Liabilities:
Unfunded Loan Commitments	$2,279	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in quote, yield or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2024, the Fund did not have any securities transfer to Level 3 from Level 2 and did not have any securities transfer out of Level 3 into Level 2.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended March 31, 2024:

	Assets						Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$2,091,143	$908,966	$707,677	$1,296,906	$8	$5,004,700	$(399)
Purchases/(Receipts)	74,667	200,000	400,000	177,258	-	851,925	(2,279)
(Sales, maturities and paydowns)/Fundings	(384,523)	(6,357)	-	(422,178)	-	(813,058)	428
Amortization of premiums/discounts	-	(901)	-	4,748	-	3,847	389
Total realized gains (losses) included in earnings	-	-	-	1,905	-	1,905	(428)
Total change in unrealized appreciation (depreciation) included in earnings	(23,778)	(22,056)	(3,760)	(3,197)	-	(52,791)	10
Transfers into Level 3	-	-	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-	-	-
Ending Balance	$1,757,509	$1,079,652	$1,103,917	$1,055,442	$8	$4,996,528	$(2,279)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2024	$(23,964)	$(22,056)	$(3,760)	$(2,019)	$-	$(51,799)	$(389)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69	7.25%	01/01/28	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2024-NQM1, 6.40% due 12/01/63	7.40%	01/01/28	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/25/24	5.75%	05/25/25
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/25/24	6.25%	11/25/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2024-NQM2, 6.18% due 12/25/63	7.18%	01/01/28	—	—
OBX Trust 2024-NQM3, 6.43% due 12/25/63	7.43%	02/01/28	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM5, 6.29% due 03/25/28	7.29%	03/01/28	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/25/24	5.79%	06/25/25

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Total Return Bond Fund — R6-Class	$6,323,894	$69,665	$–	$–	$(74,408)	$6,319,151	268,329	$70,448

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS††† - 0.4%
Industrial - 0.4%
API Heat Transfer Intermediate*	123	$188,030
BP Holdco LLC*,1	11,609	14,072
Vector Phoenix Holdings, LP*	11,609	57
Total Industrial		202,159
Financial - 0.0%
Tensor Ltd.*	9,240	1
Total Common Stocks
(Cost $204,510)		202,160

EXCHANGE-TRADED FUNDS† - 3.0%
SPDR Blackstone Senior Loan ETF	41,700	1,755,987
Total Exchange-Traded Funds
(Cost $1,760,867)		1,755,987

MONEY MARKET FUND† - 5.3%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 5.17%[2]	3,102,798	3,102,798
Total Money Market Fund
(Cost $3,102,798)		3,102,798

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 94.4%
Consumer, Non-cyclical - 18.6%
Aramark Services, Inc.
7.19% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/15/27	250,000	249,625
7.95% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 06/22/30	248,750	248,596
Topgolf Callaway Brands Corp.
8.33% (3 Month Term SOFR + 3.60%, Rate Floor: 3.60%) due 03/15/30	497,497	497,601
Summit Behavioral Healthcare LLC
10.35% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 11/24/28	497,462	497,462
VC GB Holdings I Corp.
8.57% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/21/28	488,750	486,995
Triton Water Holdings, Inc.
8.81% (3 Month Term SOFR + 3.51%, Rate Floor: 4.01%) due 03/31/28	489,745	484,177
Southern Veterinary Partners LLC
9.44% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/05/27	472,558	472,558
Bombardier Recreational Products, Inc.
8.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/22/31	470,936	470,347
Dermatology Intermediate Holdings III, Inc.
9.56% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29	459,775	448,510
Grifols Worldwide Operations USA, Inc.
7.46% (3 Month Term SOFR + 2.00%, Rate Floor: 3.00%) due 11/15/27	463,058	447,832
Medical Solutions Parent Holdings, Inc.
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 11/01/28	491,652	437,570
National Mentor Holdings, Inc.
9.18% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 4.50%) due 03/02/28	420,969	395,593
9.16% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/02/28	17,906	16,827
Resonetics LLC
9.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 04/28/28	391,960	392,309
Froneri US, Inc.
7.68% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/29/27	391,934	392,012
Medline Borrower LP
8.20% (3 Month Term SOFR + 3.11%, Rate Floor: 3.61%) due 10/23/28	390,951	391,792
DaVita, Inc.
7.19% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/12/26	383,679	383,514
CHG PPC Parent LLC
8.44% (3 Month Term SOFR + 3.11%, Rate Floor: 3.61%) due 12/08/28	379,921	379,446
Cambrex Corp.
8.93% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 12/04/26	299,918	291,670
Hearthside Group Holdings LLC
9.29% (3 Month Term SOFR + 3.69%, Rate Floor: 4.69%) due 05/23/25	374,365	270,715

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 94.4% (continued)
Consumer, Non-cyclical - 18.6% (continued)
Nomad Foods Limited
8.27% (6 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 11/08/29	264,991	$265,174
PlayCore
9.84% (3 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 02/14/30	250,000	250,782
Heritage Grocers Group LLC
12.16% (3 Month Term SOFR + 6.75%, Rate Floor: 7.50%) due 08/01/29	247,487	248,415
Kronos Acquisition Holdings, Inc.
9.31% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 12/22/26	243,977	244,070
HAH Group Holding Co. LLC
10.44% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/29/27	245,571	244,036
Mission Veterinary Partners
9.44% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 04/27/28	243,750	243,297
Weber-Stephen Products LLC
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 10/29/27	245,364	226,196
Osmosis Holdings Australia II Pty Ltd.
9.07% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 07/30/28	197,266	197,493
Reynolds Consumer Products LLC
7.18% (1 Month Term SOFR + 1.75%, Rate Floor: 2.75%) due 02/04/27	193,013	193,270
Chefs' Warehouse, Inc.
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 08/23/29	181,500	181,409
Energizer Holdings, Inc.
7.69% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 12/22/27	175,738	175,299
Surgery Center Holdings, Inc.
8.83% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/04/30	170,000	170,685
Del Monte Foods, Inc.
9.68% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 05/16/29	160,851	135,651
Hayward Industries, Inc.
8.19% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 05/30/28	132,976	133,039
Pacific Dental Services LLC
due 03/07/31	110,000	109,771
TGP Holdings LLC
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	114,124	107,783
Endo Luxembourg Finance Company I SARL
14.50% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 03/27/28	98,750	64,540
Total Consumer, Non-cyclical		10,846,061
Industrial - 18.2%
Beacon Roofing Supply, Inc.
due 05/19/28	500,000	500,190
American Builders & Contractors Supply Co., Inc.
7.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/25/31	500,000	499,975
LTI Holdings, Inc.
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 09/08/25	498,033	492,819
American Bath Group LLC
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 11/23/27	491,761	485,220
Arcline FM Holdings LLC
10.32% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 06/23/28	472,875	472,875
Hunter Douglas, Inc.
8.82% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	443,250	437,364
Park River Holdings, Inc.
8.84% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/28/27	439,818	435,785
FCG Acquisitions, Inc
9.32% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 03/31/28	339,759	339,263
Aegion Corp.
9.58% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/17/28	300,070	301,009
United Rentals, Inc.
7.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/14/31	300,000	300,564
Fugue Finance LLC
9.34% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 01/31/28	277,200	277,546
Quikrete Holdings, Inc.
due 03/18/31	141,667	141,726
due 03/19/29	108,333	108,333

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 94.4% (continued)
Industrial - 18.2% (continued)
Barnes Group, Inc.
7.83% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/30/30	160,000	$160,080
8.43% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 09/03/30	89,775	89,820
GYP Holdings III Corp.
7.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/13/30	249,375	249,220
EMRLD Borrower, LP
7.79% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30	249,375	249,126
Core & Main LP
7.56% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/05/31	250,000	249,063
Ring Container Technologies Group LLC
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/14/28	248,093	248,508
Service Logic Acquisition, Inc.
9.57% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 10/29/27	248,087	247,777
TricorBraun Holdings, Inc.
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 03/03/28	249,643	246,522
USIC Holding, Inc.
9.06% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 05/12/28	245,856	245,185
Harsco Corporation
7.69% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/10/28	247,462	244,369
United Airlines Inc.
8.08% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/15/31	240,000	239,962
Installed Building Products, Inc.
due 03/21/31	230,000	229,857
Michael Baker International LLC
10.44% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 12/01/28†††	223,858	224,697
Pelican Products, Inc.
9.81% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	242,884	224,466
DXP Enterprises, Inc.
10.29% (6 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/05/30	224,438	224,298
Ravago Holdings America, Inc.
8.06% (3 Month Term SOFR + 2.50%, Rate Floor: 3.50%) due 03/06/28	216,484	215,581
TransDigm, Inc.
8.56% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/28/31	196,258	197,169
DG Investment Intermediate Holdings 2, Inc.
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/31/28	195,006	194,554
Titan Acquisition Ltd. (Husky)
8.44% (1 Month Term SOFR + 3.00%, Rate Floor: 4.00%) due 03/28/25	188,499	188,264
Foundation Building Materials Holding Company LLC
9.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/25/31	150,000	150,525
StandardAero
due 08/24/28	150,000	150,170
Spring Education Group, Inc.
9.81% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 10/04/30	146,071	146,582
Berlin Packaging LLC
9.20% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 4.25%) due 03/13/28	146,250	146,333
API Heat Transfer
13.58% (3 Month Term SOFR + 8.00%, Rate Floor: 10.00%) due 11/10/27†††	81,269	81,269
10.58% (3 Month Term SOFR + 5.00%, Rate Floor: 7.00%) due 11/10/27†††	47,037	47,037
STS Operating, Inc.
due 03/15/31	117,000	117,220
Artera Services LLC
9.81% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/06/31	115,000	115,345
ASP Dream Acquisiton Co. LLC
9.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/15/28	101,140	101,266
Mileage Plus Holdings LLC
10.73% (3 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 06/21/27	97,825	100,615

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 94.4% (continued)
Industrial - 18.2% (continued)
CPM Holdings, Inc.
9.83% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 09/22/28	100,128	$100,164
Air Canada
7.83% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/14/31	100,000	100,063
XPO, Inc.
7.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/03/31	100,000	99,875
Protective Industrial Products, Inc.
9.44% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/29/27	97,985	97,740
MI Windows And Doors LLC
due 03/20/31	50,000	50,188
Total Industrial		10,565,579
Consumer, Cyclical - 17.4%
Restaurant Brands
7.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 09/20/30	502,045	501,543
Hilton Worldwide Finance LLC
7.43% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/08/30	500,000	500,740
First Brands Group LLC
10.57% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	500,000	500,250
PetSmart LLC
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/11/28	500,841	499,068
Hanesbrands, Inc.
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 03/08/30	496,990	496,369
WIRB - Copernicus Group, Inc.
9.44% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 01/08/27	494,002	493,884
Petco Health And Wellness Company, Inc.
8.82% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/03/28	476,931	440,327
Flutter Financing B.V.
7.66% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 11/18/30	440,000	439,762
American Tire Distributors, Inc.
11.83% (3 Month Term SOFR + 6.25%, Rate Floor: 7.00%) due 10/20/28	442,125	380,780
Alterra Mountain Co.
due 08/17/28	300,000	300,876
due 05/31/30†††	200,000	200,750
Thevelia US LLC
9.46% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 06/18/29	245,625	245,858
9.06% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 06/01/29	39,900	39,925
Go Daddy Operating Company LLC
7.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/09/29	272,941	272,635
CCRR Parent, Inc.
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/06/28	288,215	257,471
Fertitta Entertainment LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 01/29/29	252,481	252,956
PCI Gaming Authority, Inc.
7.94% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/29/26	250,000	250,285
Sweetwater Sound
9.69% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 08/07/28	249,728	250,040
BCPE Empire Holdings, Inc.
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/11/28	248,750	248,860
MX Holdings US, Inc.
8.19% (1 Month Term SOFR + 2.75%, Rate Floor: 3.50%) due 07/25/28	248,750	248,855
Belron Finance US LLC
7.66% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 04/13/29	248,750	248,750
Caesars Entertainment, Inc.
8.66% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 02/06/30	246,250	246,661
Eyemart Express LLC
8.59% (3 Month Term SOFR + 3.00%, Rate Floor: 4.00%) due 08/31/27	246,835	242,516
Entain Holdings (Gibraltar) Ltd.
8.91% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 10/31/29	233,323	234,149
Rent-A-Center, Inc.
9.12% (6 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 02/17/28	233,682	233,292

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 94.4% (continued)
Consumer, Cyclical - 17.4% (continued)
Congruex Group LLC
11.21% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 05/03/29	246,250	$231,475
Galaxy US Opco, Inc.
10.06% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 04/30/29†††	246,875	222,805
Ontario Gaming GTA, LP
9.56% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/01/30	220,524	221,194
Eagle Parent Corp.
9.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29	221,063	218,945
Scientific Games Holdings, LP
8.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 04/04/29	199,018	198,858
BIFM CA Buyer, Inc.
9.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 05/31/28	188,788	189,496
Guardian US HoldCo LLC
8.81% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 01/31/30	183,461	183,920
Packers Holdings LLC
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28	245,642	155,676
Michaels Stores, Inc.
9.82% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 04/15/28	159,398	142,661
TMF Sapphire Bidco BV
9.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 05/03/28	136,648	136,861
Crash Champions Inc.
10.07% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 02/06/29	130,000	130,325
WW International, Inc.
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28	94,500	41,265
EG Finco Ltd.
11.24% (6 Month Term SOFR + 5.93%, Rate Floor: 5.93%) due 02/07/28	22,083	21,917
Total Consumer, Cyclical		10,122,000
Technology - 10.7%
Central Parent LLC
9.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/06/29	501,822	503,102
Planview Parent, Inc.
9.56% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/17/27	503,658	501,936
Emerald TopCo, Inc. (Press Ganey)
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.50%) due 07/24/26	495,360	492,160
Athenahealth Group, Inc.
8.58% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 02/15/29	437,943	433,222
Conair Holdings LLC
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/17/28	323,459	320,024
Polaris Newco LLC
9.57% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 06/02/28	318,698	315,460
Peraton Corp.
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/01/28	284,803	284,271
Xerox Corp.
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/19/29	277,517	278,125
Atlas CC Acquisition Corp.
9.85% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/25/28	286,568	267,447
CoreLogic, Inc.
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	269,098	262,497
Boxer Parent Co., Inc.
9.58% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/06/28	249,375	250,779
Imprivata, Inc.
9.56% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/01/27	246,250	246,405
Ascend Learning LLC
8.93% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/11/28	245,000	243,378

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 94.4% (continued)
Technology - 10.7% (continued)
Cloud Software Group, Inc.
9.91% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 09/29/28	242,853	$241,673
Wrench Group LLC
9.57% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/30/28	225,000	225,563
Sabre GLBL, Inc.
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/17/27	144,699	121,857
10.43% (1 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 06/30/28	87,599	75,956
Gen Digital, Inc.
7.43% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/12/29	192,924	192,787
Iron Mountain Information Management Services, Inc.
7.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/31/31	189,525	187,787
Instructure Holdings, Inc.
8.09% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/30/28	175,512	175,292
Waystar Technologies Inc.
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/31/29	169,113	169,367
DCert Buyer, Inc.
9.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/16/26	146,077	145,275
Blackhawk Network Holdings, Inc.
10.33% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 02/23/29	145,000	145,090
Dun & Bradstreet
8.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/18/29	89,525	89,483
iSolved, Inc.
9.33% (6 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/14/30	85,500	85,874
Total Technology		6,254,810
Communications - 10.6%
McGraw Hill LLC
10.19% (1 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 07/28/28	501,717	502,434
WMG Acquisition Corp.
due 01/24/31	500,000	498,750
UPC Broadband Holding BV
8.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/31/29	500,000	497,500
Virgin Media Bristol LLC
7.94% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/31/28	500,406	492,465
Playtika Holding Corp.
8.19% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 03/13/28	488,466	488,515
CSC Holdings LLC
9.83% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/18/28	485,166	465,910
Ziggo Financing Partnership
7.94% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/28/28	400,000	393,928
Telenet Financing USD LLC
7.44% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/28/28	400,000	388,332
Level 3 Financing, Inc.
7.19% (3 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 03/01/27	387,478	381,181
Altice France SA
10.81% (3 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 08/15/28	466,670	368,964
Zayo Group Holdings, Inc.
8.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	401,527	351,412
Cincinnati Bell, Inc.
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 11/22/28	248,101	248,178
Flight Bidco, Inc.
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.50%) due 07/23/25	246,104	242,412
Cengage Learning, Inc.
due 03/15/31	235,000	234,485
Charter Communications Operating LLC
7.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/09/30	190,000	188,041
Xplornet Communications, Inc.
9.57% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/02/28	292,500	132,403
Simon & Schuster
9.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/30/30	129,600	129,989

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 94.4% (continued)
Communications - 10.6% (continued)
Planet US Buyer LLC
8.81% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 01/31/31		100,000	$100,300
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
9.57% (3 Month Term SOFR + 4.26%, Rate Floor: 4.76%) due 10/18/28		85,329	85,170
Total Communications			6,190,369
Financial - 10.1%
USI, Inc.
8.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/30/30		299,250	299,343
8.31% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 11/22/29		207,327	207,298
Delos Aircraft Leasing
7.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/01/27		500,000	500,875
Duff & Phelps
9.06% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27		473,042	470,478
FleetCor Technologies Operating Company LLC
7.18% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/28/28		390,986	390,572
Virtu Financial
8.43% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 01/12/29		383,778	382,699
Citadel Securities, LP
7.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/29/30		356,424	355,957
Jane Street Group LLC
7.94% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/26/28		275,435	275,504
Cobham Ultra SeniorCo SARL
9.01% (6 Month Term SOFR + 3.93%, Rate Floor: 4.43%) due 08/06/29		269,325	264,108
AmWINS Group, Inc.
7.69% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 02/22/28		250,696	250,654
HarbourVest Partners, LP
7.84% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/19/30		249,375	249,375
Capstone Borrower, Inc.
9.05% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 06/17/30		247,152	247,256
Focus Financial Partners, LLC
8.08% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 06/30/28		246,258	245,334
Aretec Group, Inc.
9.93% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/09/30		238,800	239,994
Asurion LLC
9.68% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/20/28		243,163	234,287
Nexus Buyer LLC
9.83% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 12/13/28		220,000	218,007
Apex Group Treasury LLC
10.32% (3 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 07/27/28†††		197,500	197,994
Franchise Group, Inc.
10.36% (6 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/10/26		199,776	178,050
Zodiac Pool Solutions LLC
7.36% (1 Month Term SOFR + 1.93%, Rate Floor: 2.43%) due 01/29/29		163,606	163,238
Tegra118 Wealth Solutions, Inc.
9.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27		150,000	142,922
Eisner Advisory Group
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/22/31		140,000	140,350
GIP Pilot Acquisition Partners, LP
8.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 10/04/30		101,430	101,658
Osaic Holdings, Inc.
9.83% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/10/28		95,000	95,314
Total Financial			5,851,267
Basic Materials - 5.0%
Arsenal AIC Parent LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 08/19/30		527,316	528,502
Illuminate Buyer LLC
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/31/29		454,071	454,358
CTEC III GmbH
7.45% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/16/29	EUR	400,000	426,016

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 94.4% (continued)
Basic Materials - 5.0% (continued)
LSF11 A5 HoldCo LLC
9.68% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 10/16/28	359,872	$360,052
Nouryon USA LLC
9.42% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 04/03/28	333,376	334,118
HB Fuller Co.
7.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 02/15/30	300,000	300,225
Platform Specialty Products
7.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/18/30	147,600	147,600
Vantage Specialty Chemicals, Inc.
10.07% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 10/26/26	103,950	102,489
W.R. Grace Holdings LLC
9.32% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 09/22/28	98,000	98,000
INEOS Ltd.
8.19% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 01/29/26	85,661	85,576
Ineos US Finance LLC
8.93% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/18/30	74,438	74,331
Total Basic Materials		2,911,267
Energy - 2.1%
UGI Energy Services LLC
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 02/22/30	246,620	247,500
AL GCX Holdings LLC
8.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 05/17/29	242,436	242,921
Par Petroleum LLC
9.69% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 02/28/30	148,875	148,921
BANGL LLC
9.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	146,380	147,066
ITT Holdings LLC
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 10/11/30	114,713	114,770
WhiteWater DBR HoldCo LLC
8.06% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/16/31	110,000	110,138
TransMontaigne Operating Company, LP
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 11/17/28	103,309	103,236
Bip PipeCo Holdings LLC
8.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 12/06/30	100,000	100,063
Total Energy		1,214,615
Utilities - 1.7%
Calpine Construction Finance Company, LP
7.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/31/30	497,500	496,754
NRG Energy, Inc.
due 03/26/31	271,318	270,810
TerraForm Power Operating LLC
7.90% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 05/21/29	227,960	226,250
Total Utilities		993,814
Total Senior Floating Rate Interests
(Cost $55,636,736)		54,949,782

CORPORATE BONDS†† - 0.4%
Communications - 0.3%
Level 3 Financing, Inc.
11.00% due 11/15/29[3]	134,610	139,994
Industrial - 0.1%
GrafTech Global Enterprises, Inc.
9.88% due 12/15/28[3]	90,000	66,807
Total Corporate Bonds
(Cost $216,189)		206,801
Total Investments - 103.5%
(Cost $60,921,100)		$60,217,528
Other Assets & Liabilities, net - (3.5)%		(2,025,656)
Total Net Assets - 100.0%		$58,191,872

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
Barclays Bank plc	EUR	Sell	398,000	435,298 USD	04/15/24	$5,637

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2024.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $206,801 (cost $216,189), or 0.4% of total net assets.

EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$—	$202,160	$202,160
Exchange-Traded Funds	1,755,987	—	—	1,755,987
Money Market Fund	3,102,798	—	—	3,102,798
Senior Floating Rate Interests	—	53,975,230	974,552	54,949,782
Corporate Bonds	—	206,801	—	206,801
Forward Foreign Currency Exchange Contracts**	—	5,637	—	5,637
Total Assets	$4,858,785	$54,187,668	$1,176,712	$60,223,165

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at March 31, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$202,159	Enterprise Value	Valuation Multiple	2.9x-8.2x	4.9x
Common Stocks	1	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	846,246	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	128,306	Model Price	Purchase Price	—	—
Total Assets	$1,176,712

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2024, the Fund had no securities transfer into Level 3 from Level 2 and had securities with a total value of $932,959 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2024:

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Assets			Liabilities
	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$2,007,344	$186,293	$2,193,637	$-
Purchases/(Receipts)	200,000	-	200,000	-
(Sales, maturities and paydowns)/Fundings	(70,633)	-	(70,633)	-
Amortization of premiums/discounts	392	-	392	-
Corporate actions	(245,633)	-	(245,633)	-
Total realized gains (losses) included in earnings	(14)	-	(14)	-
Total change in unrealized appreciation (depreciation) included in earnings	16,055	15,867	31,922	-
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	(932,959)	-	(932,959)	-
Ending Balance	$974,552	$202,160	$1,176,712	$-
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2024	$23,536	$15,867	$39,403	$-

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24
Common Stocks
BP Holdco LLC *	$14,072	$–	$–	$–	$–	$14,072	11,609

*	Non-income producing security.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 22.6%
Industrial - 6.6%
Owens Corning	5,119	$853,849
Lincoln Electric Holdings, Inc.	3,179	812,043
Advanced Drainage Systems, Inc.	4,284	737,876
Lennox International, Inc.	1,421	694,528
UFP Industries, Inc.	5,251	645,926
Fortune Brands Innovations, Inc.	6,313	534,522
Terex Corp.	8,229	529,948
Simpson Manufacturing Company, Inc.	2,494	511,719
Graco, Inc.	5,206	486,553
Boise Cascade Co.	3,017	462,717
Carlisle Companies, Inc.	1,142	447,493
Mueller Industries, Inc.	7,745	417,688
Otis Worldwide Corp.	4,202	417,133
Snap-on, Inc.	1,399	414,412
Masco Corp.	5,148	406,074
Illinois Tool Works, Inc.	1,367	366,807
TopBuild Corp.*	818	360,517
Timken Co.	3,976	347,622
Saia, Inc.*	520	304,200
Builders FirstSource, Inc.*	1,416	295,307
EMCOR Group, Inc.	736	257,747
Donaldson Company, Inc.	3,370	251,671
Acuity Brands, Inc.	911	244,813
nVent Electric plc	3,163	238,490
Applied Industrial Technologies, Inc.	1,115	220,268
Allegion plc	1,618	217,961
Mettler-Toledo International, Inc.*	151	201,025
Universal Display Corp.	780	131,391
ITT, Inc.	633	86,107
Trex Company, Inc.*	846	84,388
Comfort Systems USA, Inc.	262	83,240
Tetra Tech, Inc.	335	61,878
Total Industrial		12,125,913
Consumer, Cyclical - 5.4%
Toll Brothers, Inc.	5,525	714,769
Williams-Sonoma, Inc.	2,063	655,064
Boyd Gaming Corp.	8,303	558,958
Brunswick Corp.	5,650	545,338
Core & Main, Inc. — Class A*	9,384	537,234
MSC Industrial Direct Company, Inc. — Class A	4,652	451,430
PACCAR, Inc.	3,467	429,527
Autoliv, Inc.	3,493	420,662
Yum! Brands, Inc.	2,884	399,867
Gentex Corp.	10,403	375,756
Visteon Corp.*	3,051	358,828
Wingstop, Inc.	964	353,210
KB Home	4,967	352,061
Crocs, Inc.*	2,378	341,956
Travel + Leisure Co.	6,459	316,233
Murphy USA, Inc.	724	303,501
PulteGroup, Inc.	2,498	301,309
Lennar Corp. — Class A	1,741	299,417
Tempur Sealy International, Inc.	4,936	280,463
AutoZone, Inc.*	84	264,739
Meritage Homes Corp.	1,463	256,698
Dick's Sporting Goods, Inc.	901	202,599
Deckers Outdoor Corp.*	165	155,308
NVR, Inc.*	19	153,899
Floor & Decor Holdings, Inc. — Class A*	1,163	150,748
Skechers USA, Inc. — Class A*	2,268	138,938
Domino's Pizza, Inc.	274	136,145
DR Horton, Inc.	806	132,628
Five Below, Inc.*	606	109,916
Watsco, Inc.	249	107,560
Texas Roadhouse, Inc. — Class A	528	81,560
Casey's General Stores, Inc.	199	63,371
Total Consumer, Cyclical		9,949,692
Consumer, Non-cyclical - 3.3%
Neurocrine Biosciences, Inc.*	5,158	711,391
Exelixis, Inc.*	26,374	625,855
H&R Block, Inc.	12,139	596,146
United Therapeutics Corp.*	2,331	535,477
Jazz Pharmaceuticals plc*	4,179	503,235
HCA Healthcare, Inc.	1,263	421,248
United Rentals, Inc.	580	418,244
Shockwave Medical, Inc.*	990	322,374
Halozyme Therapeutics, Inc.*	7,280	296,150
Euronet Worldwide, Inc.*	2,535	278,673
Celsius Holdings, Inc.*	2,944	244,117
elf Beauty, Inc.*	1,025	200,931
Lantheus Holdings, Inc.*	3,174	197,550
Alkermes plc*	6,097	165,046
WEX, Inc.*	538	127,791
Coca-Cola Consolidated, Inc.	145	122,729
Ingredion, Inc.	1,023	119,538
Cytokinetics, Inc.*	1,322	92,686
Repligen Corp.*	417	76,694
Total Consumer, Non-cyclical		6,055,875
Technology - 2.6%
Dropbox, Inc. — Class A*	24,258	589,490
Pure Storage, Inc. — Class A*	8,663	450,390
Manhattan Associates, Inc.*	1,741	435,650
Teradata Corp.*	10,678	412,918
NXP Semiconductor N.V.	1,594	394,945
Cirrus Logic, Inc.*	4,096	379,126
KLA Corp.	492	343,696
Fair Isaac Corp.*	246	307,404
Microchip Technology, Inc.	3,107	278,729
Rambus, Inc.*	4,265	263,620
Qualys, Inc.*	1,567	261,485
Lattice Semiconductor Corp.*	2,429	190,021
NetApp, Inc.	1,562	163,963
Allegro MicroSystems, Inc.*	5,158	139,060
ON Semiconductor Corp.*	1,544	113,561
Dynatrace, Inc.*	1,745	81,038
Total Technology		4,805,096
Financial - 1.4%
Interactive Brokers Group, Inc. — Class A	5,439	607,591
MGIC Investment Corp.	23,245	519,758
International Bancshares Corp.	8,069	452,994
Kinsale Capital Group, Inc.	571	299,626
American Homes 4 Rent — Class A REIT	5,642	207,513

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 22.6% (continued)
Financial - 1.4% (continued)
Arch Capital Group Ltd.*	2,215	$204,755
RenaissanceRe Holdings Ltd.	824	193,665
East West Bancorp, Inc.	2,095	165,735
Total Financial		2,651,637
Energy - 1.4%
CNX Resources Corp.*	23,135	548,762
Marathon Petroleum Corp.	2,280	459,420
Range Resources Corp.	10,663	367,127
Ovintiv, Inc.	6,393	331,797
Permian Resources Corp.	11,813	208,618
Chord Energy Corp.	1,168	208,184
Civitas Resources, Inc.	2,424	184,006
SM Energy Co.	3,466	172,780
SolarEdge Technologies, Inc.*	1,802	127,906
Total Energy		2,608,600
Communications - 0.9%
GoDaddy, Inc. — Class A*	5,631	668,287
Motorola Solutions, Inc.	1,200	425,976
VeriSign, Inc.*	1,284	243,331
Etsy, Inc.*	3,276	225,127
Ciena Corp.*	3,730	184,449
Total Communications		1,747,170
Basic Materials - 0.7%
Cabot Corp.	4,213	388,439
Reliance, Inc.	1,018	340,195
Olin Corp.	5,077	298,528
CF Industries Holdings, Inc.	1,501	124,898
RPM International, Inc.	1,030	122,519
Total Basic Materials		1,274,579
Utilities - 0.3%
Vistra Corp.	8,903	620,094
Total Common Stocks
(Cost $35,084,257)		41,838,656

MUTUAL FUNDS† - 74.1%
Guggenheim Strategy Fund III[1]	1,904,810	46,991,658
Guggenheim Variable Insurance Strategy Fund III[1]	1,850,593	45,635,630
Guggenheim Strategy Fund II1	1,677,208	41,259,310
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	299,792	2,970,937
Total Mutual Funds
(Cost $136,987,826)		136,857,535

MONEY MARKET FUND† - 3.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.19%[2]	5,681,003	5,681,003
Total Money Market Fund
(Cost $5,681,003)		5,681,003
Total Investments - 99.8%
(Cost $177,753,086)		$184,377,194
Other Assets & Liabilities, net - 0.2%		335,998
Total Net Assets - 100.0%		$184,713,192

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	12	Jun 2024	$3,690,960	$129,489
S&P 500 Index Mini Futures Contracts	6	Jun 2024	1,591,650	22,710
NASDAQ-100 Index Mini Futures Contracts	6	Jun 2024	2,215,500	18,699
			$7,498,110	$170,898

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell MidCap Growth Index	Pay	5.90% (Federal Funds Rate + 0.57%)	At Maturity	04/01/24	24,717	$139,486,435	$28,274,493

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2024.

plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$41,838,656	$—	$—	$41,838,656
Mutual Funds	136,857,535	—	—	136,857,535
Money Market Fund	5,681,003	—	—	5,681,003
Equity Futures Contracts**	170,898	—	—	170,898
Equity Index Swap Agreements**	—	28,274,493	—	28,274,493
Total Assets	$184,548,092	$28,274,493	$—	$212,822,585

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$40,526,245	$566,830	$–	$–	$166,235	$41,259,310	1,677,208	$574,538
Guggenheim Strategy Fund III	46,148,406	616,783	–	–	226,469	46,991,658	1,904,810	624,786
Guggenheim Ultra Short Duration Fund — Institutional Class	2,915,383	37,745	–	–	17,809	2,970,937	299,792	38,267
Guggenheim Variable Insurance Strategy Fund III	40,139,678	5,280,362	–	–	215,590	45,635,630	1,850,593	549,731
	$129,729,712	$6,501,720	$–	$–	$626,103	$136,857,535		$1,787,322

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
EXCHANGE-TRADED FUNDS† - 85.9%
Vanguard S&P 500 ETF	17,304	$8,318,033
Schwab U.S. Aggregate Bond ETF	113,005	5,198,230
SPDR S&P 500 ETF Trust	8,555	4,474,864
iShares MSCI EAFE ETF	39,233	3,133,147
iShares 7-10 Year Treasury Bond ETF	29,604	2,802,315
iShares iBoxx $ Investment Grade Corporate Bond ETF	24,391	2,656,668
iShares 1-3 Year Treasury Bond ETF	28,819	2,356,818
iShares Core S&P Mid-Cap ETF	37,326	2,267,181
iShares iBoxx High Yield Corporate Bond ETF	79	6,141
iShares Russell 1000 Value ETF	20	3,582
iShares TIPS Bond ETF	29	3,115
iShares Core S&P 500 ETF	2	1,051
Total Exchange-Traded Funds
(Cost $23,542,019)		31,221,145

MUTUAL FUNDS† - 11.0%
Guggenheim Variable Insurance Strategy Fund III[1]	45,729	1,127,666
Guggenheim Strategy Fund II1	43,300	1,065,171
Guggenheim Strategy Fund III[1]	42,900	1,058,331
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	74,390	737,210
Total Mutual Funds
(Cost $4,035,721)		3,988,378

MONEY MARKET FUND† - 1.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.19%[2]	445,476	445,476
Total Money Market Fund
(Cost $445,476)		445,476

	Face Amount
U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bills
5.17% due 04/16/24[3,4]	$225,000	224,506
Total U.S. Treasury Bills
(Cost $224,506)		224,506
Total Investments - 98.7%
(Cost $28,247,722)		$35,879,505
Other Assets & Liabilities, net - 1.3%		483,801
Total Net Assets - 100.0%		$36,363,306

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	12	Jun 2024	$1,287,060	$31,729
S&P/TSX 60 IX Index Futures Contracts	1	Jun 2024	198,136	4,772
FTSE 100 Index Futures Contracts	1	Jun 2024	100,939	4,031
MSCI EAFE Index Futures Contracts	19	Jun 2024	2,238,390	2,138
Dow Jones Industrial Average Index Mini Futures Contracts	1	Jun 2024	200,780	(2)
CAC 40 10 Euro Index Futures Contracts	3	Apr 2024	266,627	(134)
			$4,291,932	$42,534

Interest Rate Futures Contracts Purchased†
U.S. Treasury 10 Year Note Futures Contracts	6	Jun 2024	$664,312	$3,459
U.S. Treasury 2 Year Note Futures Contracts	2	Jun 2024	408,891	(831)
			$1,073,203	$2,628

Equity Futures Contracts Sold Short†
DAX Index Futures Contracts	1	Jun 2024	$506,663	$133
Nikkei 225 (CME) Index Futures Contracts	1	Jun 2024	202,000	(2,153)
SPI 200 Index Futures Contracts	1	Jun 2024	129,179	(3,070)
			$837,842	$(5,090)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

[2]	Rate indicated is the 7-day yield as of March 31, 2024.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$31,221,145	$—	$—	$31,221,145
Mutual Funds	3,988,378	—	—	3,988,378
Money Market Fund	445,476	—	—	445,476
U.S. Treasury Bills	—	224,506	—	224,506
Equity Futures Contracts**	42,803	—	—	42,803
Interest Rate Futures Contracts**	3,459	—	—	3,459
Total Assets	$35,701,261	$224,506	$—	$35,925,767

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$5,359	$—	$—	$5,359
Interest Rate Futures Contracts**	831	—	—	831
Total Liabilities	$6,190	$—	$—	$6,190

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,060,841	$–	$–	$–	$4,330	$1,065,171	43,300	$14,972
Guggenheim Strategy Fund III	1,053,183	–	–	–	5,148	1,058,331	42,900	14,197
Guggenheim Ultra Short Duration Fund — Institutional Class	732,746	–	–	–	4,464	737,210	74,390	9,578
Guggenheim Variable Insurance Strategy Fund III	1,121,722	–	–	–	5,944	1,127,666	45,729	15,122
	$3,968,492	$–	$–	$–	$19,886	$3,988,378		$53,869

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.0%
Financial - 20.8%
Jefferies Financial Group, Inc.	44,831	$1,977,047
Berkshire Hathaway, Inc. — Class B*	4,561	1,917,992
JPMorgan Chase & Co.	9,089	1,820,527
Bank of America Corp.	45,454	1,723,616
Unum Group	29,223	1,568,106
Markel Group, Inc.*	697	1,060,471
Wells Fargo & Co.	17,301	1,002,766
First Horizon Corp.	63,275	974,435
Synovus Financial Corp.	23,249	931,355
Mastercard, Inc. — Class A	1,587	764,252
Charles Schwab Corp.	10,274	743,221
Old Republic International Corp.	21,612	663,921
Stifel Financial Corp.	8,449	660,459
Goldman Sachs Group, Inc.	1,527	637,813
American Tower Corp. — Class A REIT	3,046	601,859
Alexandria Real Estate Equities, Inc. REIT	3,802	490,116
First Merchants Corp.	13,604	474,779
STAG Industrial, Inc. REIT	11,015	423,416
Prosperity Bancshares, Inc.	6,089	400,534
Jones Lang LaSalle, Inc.*	1,706	332,824
Stewart Information Services Corp.	4,147	269,804
Apple Hospitality REIT, Inc.	15,426	252,678
WisdomTree, Inc.	24,428	224,493
Axos Financial, Inc.*	3,511	189,734
BOK Financial Corp.	2,000	184,000
Total Financial		20,290,218
Consumer, Non-cyclical - 15.7%
Euronet Worldwide, Inc.*	12,325	1,354,887
Ingredion, Inc.	11,115	1,298,788
Johnson & Johnson	7,769	1,228,978
Encompass Health Corp.	13,794	1,139,109
Tyson Foods, Inc. — Class A	16,562	972,686
Humana, Inc.	2,596	900,085
PayPal Holdings, Inc.*	12,789	856,735
Medtronic plc	9,686	844,135
Merck & Company, Inc.	6,065	800,277
MGP Ingredients, Inc.	8,348	719,013
Archer-Daniels-Midland Co.	10,876	683,121
Coca-Cola Co.	10,011	612,473
HCA Healthcare, Inc.	1,707	569,336
Enovis Corp.*	8,793	549,123
Bunge Global S.A.	5,146	527,568
Integer Holdings Corp.*	4,278	499,157
Central Garden & Pet Co. — Class A*	8,961	330,849
LivaNova plc*	5,153	288,259
RadNet, Inc.*	5,546	269,868
ICF International, Inc.	1,592	239,803
Pfizer, Inc.	7,912	219,558
Azenta, Inc.*	2,750	165,770
Certara, Inc.*	8,687	155,324
Ginkgo Bioworks Holdings, Inc.*	92,426	107,214
Total Consumer, Non-cyclical		15,332,116
Industrial - 12.4%
Teledyne Technologies, Inc.*	3,077	1,321,018
Johnson Controls International plc	19,318	1,261,852
Eagle Materials, Inc.	4,490	1,220,158
Knight-Swift Transportation Holdings, Inc.	21,358	1,175,117
Advanced Energy Industries, Inc.	10,350	1,055,493
Graphic Packaging Holding Co.	20,768	606,010
Curtiss-Wright Corp.	2,348	600,947
L3Harris Technologies, Inc.	2,536	540,422
Kirby Corp.*	5,294	504,624
Summit Materials, Inc. — Class A*	11,199	499,139
Coherent Corp.*	6,339	384,270
Daseke, Inc.*	45,933	381,244
Arcosa, Inc.	4,432	380,531
Esab Corp.	3,380	373,727
MDU Resources Group, Inc.	13,111	330,397
Park Aerospace Corp.	14,655	243,713
NEXTracker, Inc. — Class A*	3,771	212,194
Littelfuse, Inc.	798	193,395
Timken Co.	2,101	183,690
Sonoco Products Co.	2,930	169,471
GATX Corp.	687	92,079
NVE Corp.	958	86,393
A O Smith Corp.	931	83,287
Regal Rexnord Corp.	459	82,666
Stoneridge, Inc.*	3,534	65,167
Total Industrial		12,047,004
Technology - 11.8%
Leidos Holdings, Inc.	10,336	1,354,946
Teradyne, Inc.	11,150	1,258,054
QUALCOMM, Inc.	7,236	1,225,055
Microsoft Corp.	2,329	979,857
Fortinet, Inc.*	14,265	974,442
Fiserv, Inc.*	5,115	817,479
NXP Semiconductor N.V.	3,223	798,563
KLA Corp.	1,131	790,082
Applied Materials, Inc.	3,278	676,022
Intel Corp.	12,976	573,150
Evolent Health, Inc. — Class A*	17,216	564,513
Science Applications International Corp.	3,543	461,972
Amdocs Ltd.	4,891	442,000
MACOM Technology Solutions Holdings, Inc.*	4,023	384,760
Wolfspeed, Inc.*	6,166	181,897
Total Technology		11,482,792
Energy - 11.1%
Chevron Corp.	14,038	2,214,354
Diamondback Energy, Inc.	9,793	1,940,679
ConocoPhillips	13,815	1,758,373
Coterra Energy, Inc. — Class A	29,092	811,085
Equities Corp.	21,249	787,701
Marathon Oil Corp.	24,310	688,945
Kinder Morgan, Inc.	36,763	674,233
Range Resources Corp.	13,787	474,687
Murphy Oil Corp.	7,759	354,586
Talos Energy, Inc.*	23,296	324,513
Liberty Energy, Inc. — Class A	12,812	265,465
Pioneer Natural Resources Co.	971	254,888

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Energy - 11.1% (continued)
Patterson-UTI Energy, Inc.	21,280	$254,083
Total Energy		10,803,592
Consumer, Cyclical - 9.2%
Walmart, Inc.	24,477	1,472,781
Delta Air Lines, Inc.	17,521	838,730
Crocs, Inc.*	5,758	828,000
Levi Strauss & Co. — Class A	40,614	811,874
Ferguson plc	3,519	768,655
Whirlpool Corp.	5,975	714,789
Lear Corp.	4,900	709,912
H&E Equipment Services, Inc.	9,437	605,667
Advance Auto Parts, Inc.	7,007	596,226
Southwest Airlines Co.	14,749	430,524
MSC Industrial Direct Company, Inc. — Class A	4,360	423,094
Sonic Automotive, Inc. — Class A	4,555	259,362
AutoNation, Inc.*	1,136	188,099
Lakeland Industries, Inc.	6,577	120,359
Newell Brands, Inc.	11,444	91,895
Century Communities, Inc.	912	88,008
Methode Electronics, Inc.	5,456	66,454
Total Consumer, Cyclical		9,014,429
Utilities - 6.6%
OGE Energy Corp.	49,487	1,697,404
Pinnacle West Capital Corp.	20,436	1,527,182
Edison International	15,015	1,062,011
Exelon Corp.	20,760	779,953
Evergy, Inc.	12,690	677,392
Duke Energy Corp.	5,623	543,800
Black Hills Corp.	3,016	164,674
Total Utilities		6,452,416
Basic Materials - 6.4%
Nucor Corp.	5,980	1,183,442
Reliance, Inc.	3,354	1,120,840
Westlake Corp.	7,103	1,085,338
Huntsman Corp.	30,083	783,060
Freeport-McMoRan, Inc.	15,267	717,854
DuPont de Nemours, Inc.	6,536	501,115
Avient Corp.	8,639	374,933
Ashland, Inc.	2,721	264,944
MP Materials Corp.*	13,889	198,613
Total Basic Materials		6,230,139
Communications - 5.0%
Verizon Communications, Inc.	39,044	1,638,286
Alphabet, Inc. — Class A*	7,377	1,113,411
Walt Disney Co.	6,367	779,066
AT&T, Inc.	26,343	463,637
T-Mobile US, Inc.	2,640	430,901
Ciena Corp.*	3,971	196,366
Calix, Inc.*	5,358	177,671
Luna Innovations, Inc.*	23,147	74,186
Total Communications		4,873,524
Total Common Stocks
(Cost $73,621,773)		96,526,230

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	40,146	17,986
Total Rights
(Cost $–)		17,986

MONEY MARKET FUND† - 0.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.19%[1]	436,392	436,392
Total Money Market Fund
(Cost $436,392)		436,392
Total Investments - 99.5%
(Cost $74,058,165)		$96,980,608
Other Assets & Liabilities, net - 0.5%		510,027
Total Net Assets - 100.0%		$97,490,635

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of March 31, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$96,526,230	$–	$–	$96,526,230
Rights	17,986	–	–	17,986
Money Market Fund	436,392	–	–	436,392
Total Assets	$96,980,608	$–	$–	$96,980,608

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS†† - 0.1%
Energy - 0.1%
Legacy Reserves, Inc.†††	1,969	$9,353
Permian Production Partners LLC*,†††	9,124	386
Total Energy		9,739
Utilities - 0.0%
Mountain Creek Power LLC*	7,929	7,929
Industrial - 0.0%
YAK BLOCKER 2 LLC*,†††	914	1,831
YAK BLOCKER 2 LLC*,†††	844	1,692
BP Holdco LLC*,†††,1	523	634
Vector Phoenix Holdings, LP*,†††	523	3
Total Industrial		4,160
Financial - 0.0%
Tensor Ltd.*,†††	25,733	3
Consumer, Non-cyclical - 0.0%
MEDIQ, Inc.*,†††	92	–
Total Common Stocks
(Cost $67,267)		21,831

PREFERRED STOCKS†† - 1.4%
Financial - 1.3%
Citigroup, Inc.
7.63%	125,000	131,233
Charles Schwab Corp.
4.00%	150,000	126,563
American Equity Investment Life Holding Co.
5.95%	3,500	84,805
Goldman Sachs Group, Inc.
7.50%	75,000	79,638
Total Financial		422,239
Industrial - 0.1%
YAK BLOCKER 2 LLC *,†††	50,189	49,501
U.S. Shipping Corp.*,†††	24,529	3
Total Industrial		49,504
Total Preferred Stocks
(Cost $1,195,927)		471,743

MONEY MARKET FUND† - 2.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.19%[2]	735,917	735,917
Total Money Market Fund
(Cost $735,917)		735,917

	Face Amount~
CORPORATE BONDS†† - 85.5%
Consumer, Cyclical - 14.6%
United Airlines, Inc.
4.38% due 04/15/26[3]	150,000	145,011
4.63% due 04/15/29[3]	125,000	116,250
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[3]	250,000	227,921
Ritchie Bros Holdings, Inc.
7.75% due 03/15/31[3]	150,000	156,937
6.75% due 03/15/28[3]	50,000	51,002
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[3]	200,000	204,958
Station Casinos LLC
4.63% due 12/01/31[3]	225,000	202,229
Live Nation Entertainment, Inc.
6.50% due 05/15/27[3]	200,000	202,186
Wolverine World Wide, Inc.
4.00% due 08/15/29[3]	225,000	180,586
Allison Transmission, Inc.
3.75% due 01/30/31[3]	200,000	174,504
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[3]	175,000	173,389
Scotts Miracle-Gro Co.
4.38% due 02/01/32	200,000	172,427
Penn Entertainment, Inc.
4.13% due 07/01/29[3]	200,000	171,990
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[3]	175,000	171,210
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[3]	175,000	169,181
Air Canada
3.88% due 08/15/26[3]	175,000	167,024
Crocs, Inc.
4.25% due 03/15/29[3]	175,000	159,989
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[3]	165,000	154,845
Newell Brands, Inc.
5.20% due 04/01/26	150,000	147,326
Hanesbrands, Inc.
4.88% due 05/15/26[3]	150,000	146,044
Wabash National Corp.
4.50% due 10/15/28[3]	150,000	137,556
Tempur Sealy International, Inc.
3.88% due 10/15/31[3]	150,000	127,381
Clarios Global Limited Partnership / Clarios US Finance Co.
8.50% due 05/15/27[3]	75,000	75,113
6.75% due 05/15/28[3]	50,000	50,681
Ontario Gaming GTA, LP
8.00% due 08/01/30[3]	100,000	102,997
Amer Sports Co.
6.75% due 02/16/31[3]	100,000	99,745
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[3]	100,000	89,100
Michaels Companies, Inc.
5.25% due 05/01/28[3]	100,000	85,208
Park River Holdings, Inc.
5.63% due 02/01/29[3]	100,000	85,024
JB Poindexter & Company, Inc.
8.75% due 12/15/31[3]	75,000	77,522

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 85.5% (continued)
Consumer, Cyclical - 14.6% (continued)
Hilton Domestic Operating Company, Inc.
6.13% due 04/01/32[3]		75,000	$75,319
Clarios Global, LP
6.75% due 05/15/25[3]		75,000	75,067
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[3]		75,000	68,773
Asbury Automotive Group, Inc.
5.00% due 02/15/32[3]		75,000	67,953
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[3]		61,000	65,579
Superior Plus, LP
4.25% due 05/18/28[3]	CAD	75,000	52,067
Advance Auto Parts, Inc.
5.90% due 03/09/26		50,000	49,921
Papa John's International, Inc.
3.88% due 09/15/29[3]		50,000	44,341
Caesars Entertainment, Inc.
6.50% due 02/15/32[3]		25,000	25,220
Total Consumer, Cyclical			4,749,576
Industrial - 14.4%
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[3]		200,000	204,615
5.25% due 07/15/28[3]		150,000	143,699
Enviri Corp.
5.75% due 07/31/27[3]		325,000	306,013
Mauser Packaging Solutions Holding Co.
7.88% due 08/15/26[3]		175,000	178,281
9.25% due 04/15/27[3]		100,000	99,204
GrafTech Finance, Inc.
4.63% due 12/15/28[3]		430,000	276,520
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[3]		275,000	271,596
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[3]		275,000	244,665
Sealed Air Corporation/Sealed Air Corp US
6.13% due 02/01/28[3]		125,000	125,259
7.25% due 02/15/31[3]		100,000	103,969
Emerald Debt Merger Sub LLC
6.63% due 12/15/30[3]		225,000	227,158
Builders FirstSource, Inc.
6.38% due 06/15/32[3]		125,000	126,848
6.38% due 03/01/34[3]		45,000	45,186
4.25% due 02/01/32[3]		25,000	22,422
Trinity Industries, Inc.
7.75% due 07/15/28[3]		175,000	179,710
TransDigm, Inc.
6.88% due 12/15/30[3]		175,000	178,394
EnerSys
6.63% due 01/15/32[3]		175,000	176,270
Clearwater Paper Corp.
4.75% due 08/15/28[3]		175,000	162,302
Amsted Industries, Inc.
4.63% due 05/15/30[3]		175,000	159,818
Clean Harbors, Inc.
6.38% due 02/01/31[3]		150,000	151,102
Masonite International Corp.
5.38% due 02/01/28[3]		150,000	150,201
Standard Industries, Inc.
4.38% due 07/15/30[3]		150,000	134,782
Ball Corp.
3.13% due 09/15/31		125,000	106,231
6.00% due 06/15/29		25,000	25,237
Artera Services LLC
8.50% due 02/15/31[3]		125,000	128,156
Advanced Drainage Systems, Inc.
6.38% due 06/15/30[3]		125,000	125,647
Hillenbrand, Inc.
6.25% due 02/15/29		75,000	75,643
3.75% due 03/01/31		50,000	43,391
Summit Materials LLC / Summit Materials Finance Corp.
7.25% due 01/15/31[3]		100,000	103,939
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[3]		100,000	93,284
Calderys Financing LLC
11.25% due 06/01/28[3]		75,000	80,686
Howmet Aerospace, Inc.
5.95% due 02/01/37		75,000	77,620
Arcosa, Inc.
4.38% due 04/15/29[3]		75,000	69,115
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[3]		50,000	53,683
Miter Brands Acquisition Holdco Incorporated / MIWD Borrower LLC
6.75% due 04/01/32[3]		25,000	25,085
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[3]		25,000	23,008
Total Industrial			4,698,739
Consumer, Non-cyclical - 13.8%
Upbound Group, Inc.
6.38% due 02/15/29[3,4]		375,000	364,055
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[3]		375,000	357,327
CPI CG, Inc.
8.63% due 03/15/26[3]		351,000	349,634
Boost Newco Borrower LLC
7.50% due 01/15/31[3]		200,000	209,363
Tenet Healthcare Corp.
6.13% due 06/15/30		125,000	124,713
6.75% due 05/15/31[3]		75,000	76,367

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

		Face Amount~	Value
CORPORATE BONDS†† - 85.5% (continued)
Consumer, Non-cyclical - 13.8% (continued)
IQVIA, Inc.
5.00% due 10/15/26[3]		$200,000	$195,698
DaVita, Inc.
4.63% due 06/01/30[3]		200,000	179,057
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[3]		200,000	168,103
Post Holdings, Inc.
5.50% due 12/15/29[3]		75,000	72,476
4.63% due 04/15/30[3]		75,000	68,851
5.63% due 01/15/28[3]		25,000	24,561
Grifols S.A.
4.75% due 10/15/28[3]		200,000	165,472
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[3]		107,000	106,290
5.00% due 12/31/26[3]		50,000	49,013
Carriage Services, Inc.
4.25% due 05/15/29[3]		175,000	155,172
Darling Ingredients, Inc.
6.00% due 06/15/30[3]		150,000	148,651
Par Pharmaceutical, Inc.
due 04/01/27[3,5]		225,000	147,500
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[3]		150,000	143,043
US Foods, Inc.
7.25% due 01/15/32[3]		125,000	130,091
Castor S.p.A.
9.19% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,3	EUR	125,000	129,998
Williams Scotsman, Inc.
7.38% due 10/01/31[3]		125,000	129,919
BCP V Modular Services Finance II plc
4.75% due 10/30/28[3]	EUR	125,000	126,106
Bausch Health Companies, Inc.
4.88% due 06/01/28[3]		225,000	122,783
Valvoline, Inc.
3.63% due 06/15/31[3]		125,000	107,751
TriNet Group, Inc.
7.00% due 08/15/31[3]		100,000	102,609
Medline Borrower, LP
5.25% due 10/01/29[3]		100,000	94,517
Service Corporation International
3.38% due 08/15/30		100,000	86,605
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
due 04/01/29[3,5]		125,000	81,250
WW International, Inc.
4.50% due 04/15/29[3]		205,000	80,958
Central Garden & Pet Co.
4.13% due 04/30/31[3]		75,000	66,106
Champions Financing, Inc.
8.75% due 02/15/29[3]		50,000	52,382
AMN Healthcare, Inc.
4.63% due 10/01/27[3]		50,000	47,490
Sabre GLBL, Inc.
7.38% due 09/01/25[6]		35,000	33,926
9.25% due 04/15/25[6]		7,000	6,893
Total Consumer, Non-cyclical			4,504,730
Communications - 13.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
6.38% due 09/01/29[3]		250,000	237,171
4.25% due 02/01/31[3]		225,000	183,746
4.50% due 06/01/33[3]		125,000	97,640
4.25% due 01/15/34[3]		100,000	75,485
Level 3 Financing, Inc.
4.50% due 04/01/30[3]		300,000	186,000
3.88% due 10/15/30[3]		300,000	177,000
11.00% due 11/15/29[3]		99,190	103,158
Vmed O2 UK Financing I plc
7.75% due 04/15/32[3]		200,000	200,579
4.25% due 01/31/31[3]		200,000	169,355
McGraw-Hill Education, Inc.
5.75% due 08/01/28[3]		275,000	259,038
8.00% due 08/01/29[3]		100,000	93,992
Altice France S.A.
5.50% due 10/15/29[3]		325,000	220,588
5.13% due 07/15/29[3]		175,000	118,306
VZ Secured Financing BV
5.00% due 01/15/32[3]		375,000	321,976
CSC Holdings LLC
4.13% due 12/01/30[3]		200,000	143,010
4.63% due 12/01/30[3]		200,000	101,563
3.38% due 02/15/31[3]		75,000	50,977
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[3]		270,000	253,400
AMC Networks, Inc.
4.25% due 02/15/29		300,000	212,612
Sirius XM Radio, Inc.
3.88% due 09/01/31[3]		125,000	104,227
4.13% due 07/01/30[3]		100,000	87,417
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28		200,000	187,908
Sunrise FinCo I BV
4.88% due 07/15/31[3]		200,000	178,496
Cogent Communications Group, Inc.
7.00% due 06/15/27[3]		175,000	174,226
Match Group Holdings II LLC
3.63% due 10/01/31[3]		150,000	127,463
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[3]		100,000	90,598
7.38% due 02/15/31[3]		25,000	26,185
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[3]		75,000	67,643
TripAdvisor, Inc.
7.00% due 07/15/25[3]		65,000	64,821

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 85.5% (continued)
Communications - 13.4% (continued)
Cable One, Inc.
4.00% due 11/15/30[3]	75,000	$58,532
Total Communications		4,373,112
Financial - 9.9%
NFP Corp.
6.88% due 08/15/28[3]	250,000	253,191
8.50% due 10/01/31[3]	75,000	82,542
OneMain Finance Corp.
3.88% due 09/15/28	225,000	200,717
4.00% due 09/15/30	75,000	64,188
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
7.00% due 01/15/31[3]	250,000	252,505
SLM Corp.
3.13% due 11/02/26	250,000	232,190
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	250,000	229,897
HUB International Ltd.
7.38% due 01/31/32[3]	175,000	176,179
5.63% due 12/01/29[3]	50,000	46,881
Hunt Companies, Inc.
5.25% due 04/15/29[3]	200,000	182,620
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	200,000	174,240
United Wholesale Mortgage LLC
5.75% due 06/15/27[3]	125,000	121,534
5.50% due 04/15/29[3]	50,000	47,290
Starwood Property Trust, Inc.
4.38% due 01/15/27[3]	85,000	79,955
7.25% due 04/01/29[3]	75,000	75,597
Assurant, Inc.
7.00% due 03/27/48[7]	150,000	152,755
Jane Street Group / JSG Finance, Inc.
4.50% due 11/15/29[3]	150,000	138,779
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[3]	125,000	131,904
Iron Mountain, Inc.
5.63% due 07/15/32[3]	125,000	118,073
PennyMac Financial Services, Inc.
7.88% due 12/15/29[3]	100,000	102,754
AmWINS Group, Inc.
4.88% due 06/30/29[3]	100,000	93,338
Kennedy-Wilson, Inc.
4.75% due 03/01/29	100,000	82,323
Aretec Group, Inc.
10.00% due 08/15/30[3]	75,000	81,920
Liberty Mutual Group, Inc.
4.30% due 02/01/61[3]	100,000	63,642
USI, Inc.
7.50% due 01/15/32[3]	50,000	50,092
Total Financial		3,235,106
Energy - 7.5%
CVR Energy, Inc.
5.75% due 02/15/28[3]	325,000	304,766
8.50% due 01/15/29[3]	75,000	75,939
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	225,000	225,127
8.25% due 01/15/32[3]	100,000	103,704
6.88% due 01/15/29	50,000	49,597
ITT Holdings LLC
6.50% due 08/01/29[3]	325,000	296,595
Kinetik Holdings, LP
6.63% due 12/15/28[3]	200,000	203,551
5.88% due 06/15/30[3]	75,000	73,360
NuStar Logistics, LP
5.63% due 04/28/27	125,000	123,715
6.00% due 06/01/26	75,000	74,665
Venture Global Calcasieu Pass LLC
6.25% due 01/15/30[3]	150,000	150,909
HF Sinclair Corp.
6.38% due 04/15/27[3]	149,000	149,838
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	150,000	142,125
Buckeye Partners, LP
3.95% due 12/01/26	125,000	119,503
Parkland Corp.
4.50% due 10/01/29[3]	125,000	115,615
Viper Energy, Inc.
7.38% due 11/01/31[3]	100,000	103,958
Venture Global LNG, Inc.
9.50% due 02/01/29[3]	75,000	80,840
Southwestern Energy Co.
5.38% due 02/01/29	50,000	48,562
Basic Energy Services, Inc.
due 10/15/23[5]	168,000	840
Total Energy		2,443,209
Basic Materials - 7.0%
Carpenter Technology Corp.
6.38% due 07/15/28	200,000	199,663
7.63% due 03/15/30	125,000	128,956
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[3]	275,000	266,896
Minerals Technologies, Inc.
5.00% due 07/01/28[3]	275,000	262,941
Ingevity Corp.
3.88% due 11/01/28[3]	225,000	203,214
SK Invictus Intermediate II SARL
5.00% due 10/30/29[3]	225,000	200,557
INEOS Finance plc
6.75% due 05/15/28[3]	200,000	197,470

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 85.5% (continued)
Basic Materials - 7.0% (continued)
Compass Minerals International, Inc.
6.75% due 12/01/27[3]	200,000	$193,349
Novelis Corp.
4.75% due 01/30/30[3]	200,000	184,525
Kaiser Aluminum Corp.
4.63% due 03/01/28[3]	110,000	103,217
4.50% due 06/01/31[3]	75,000	66,355
Arsenal AIC Parent LLC
8.00% due 10/01/30[3]	100,000	104,988
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[3]	100,000	98,650
WR Grace Holdings LLC
4.88% due 06/15/27[3]	75,000	71,278
Mirabela Nickel Ltd.
due 06/24/19†††,5,6	390,085	1,951
Total Basic Materials		2,284,010
Technology - 3.4%
NCR Voyix Corp.
5.13% due 04/15/29[3]	300,000	278,236
Central Parent Incorporated / CDK Global, Inc.
7.25% due 06/15/29[3]	225,000	229,681
Boxer Parent Company, Inc.
7.13% due 10/02/25[3]	200,000	200,179
Capstone Borrower, Inc.
8.00% due 06/15/30[3]	150,000	155,647
Entegris, Inc.
4.75% due 04/15/29[3]	100,000	95,836
Dun & Bradstreet Corp.
5.00% due 12/15/29[3]	100,000	92,306
Cloud Software Group, Inc.
6.50% due 03/31/29[3]	75,000	71,172
Total Technology		1,123,057
Utilities - 1.5%
Terraform Global Operating, LP
6.13% due 03/01/26[3]	420,000	414,121
Clearway Energy Operating LLC
4.75% due 03/15/28[3]	75,000	71,291
Total Utilities		485,412
Total Corporate Bonds
(Cost $30,214,779)		27,896,951

SENIOR FLOATING RATE INTERESTS††,◊ - 9.8%
Consumer, Cyclical - 2.3%
American Tire Distributors, Inc.
11.83% (3 Month Term SOFR + 6.25%, Rate Floor: 7.00%) due 10/20/28	171,938	148,081
PetSmart LLC
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/11/28	146,250	145,732
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.94% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 04/03/25	183,555	132,343
CCRR Parent, Inc.
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/06/28	147,618	131,872
Holding SOCOTEC
9.31% (3 Month SOFR + 4.00%, Rate Floor: 4.75%) due 06/30/28	73,500	72,581
First Brands Group LLC
10.57% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	49,623	49,603
Rent-A-Center, Inc.
9.12% (6 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 02/17/28	46,242	46,165
WW International, Inc.
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28	45,000	19,650
Total Consumer, Cyclical		746,027
Consumer, Non-cyclical - 1.9%
Gibson Brands, Inc.
10.58% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	95,550	89,877
National Mentor Holdings, Inc.
9.18% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 4.50%) due 03/02/28	92,945	87,342
Blue Ribbon LLC
11.44% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	87,500	76,081
PlayCore
9.84% (3 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 02/14/30	75,000	75,235
Confluent Health LLC
9.44% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/30/28	73,759	72,837
IVI America LLC
due 03/15/31	70,000	69,912
Women's Care Holdings, Inc.
9.91% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/17/28	62,222	55,495
Balrog Acquisition, Inc.
9.94% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28†††	49,625	49,625

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 9.8% (continued)
Consumer, Non-cyclical - 1.9% (continued)
Kronos Acquisition Holdings, Inc.
11.49% (3 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 12/22/26		24,500	$24,531
TGP Holdings LLC
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28		23,518	22,212
Total Consumer, Non-cyclical			623,147
Industrial - 1.9%
Arcline FM Holdings LLC
10.32% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 06/23/28		170,625	170,625
Dispatch Terra Acquisition LLC
9.70% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28		146,372	135,577
Pelican Products, Inc.
9.81% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28		89,491	82,705
Michael Baker International LLC
10.44% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 12/01/28†††		73,500	73,776
Aegion Corp.
9.58% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/17/28		73,191	73,420
STS Operating, Inc.
due 03/15/31		50,000	50,094
Patriot Container Corp. (Wastequip)
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/20/25		24,934	24,114
Total Industrial			610,311
Technology - 1.6%
Datix Bidco Ltd.
9.69% (6 Month GBP SONIA + 4.50%, Rate Floor: 5.19%) due 04/28/25†††	GBP	150,000	189,320
12.94% (6 Month GBP SONIA + 7.75%, Rate Floor: 8.44%) due 04/27/26†††	GBP	75,000	94,660
Cloud Software Group, Inc.
9.91% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 09/29/28		98,878	98,398
Blackhawk Network Holdings, Inc.
10.33% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 02/23/29		75,000	75,046
Atlas CC Acquisition Corp.
9.85% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/25/28		73,125	68,246
Total Technology			525,670
Communications - 1.1%
Cengage Learning, Inc.
due 03/15/31		125,000	124,726
Cincinnati Bell, Inc.
8.68% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 11/22/28		124,051	124,089
Xplornet Communications, Inc.
9.57% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/02/28		121,875	55,168
Flight Bidco, Inc.
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.50%) due 07/23/25		49,221	48,483
Total Communications			352,466
Basic Materials - 0.5%
LTI Holdings, Inc.
10.19% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/24/26		98,084	96,981
NIC Acquisition Corp.
9.32% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27		87,154	73,253
Total Basic Materials			170,234
Financial - 0.5%
Franchise Group, Inc.
10.36% (6 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/10/26		99,888	89,025
Eisner Advisory Group
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/22/31		75,000	75,188
Total Financial			164,213
Energy - 0.0%
Permian Production Partners LLC
7.72% (1 Month Term SOFR + 2.00%, Rate Floor: 5.72%) (in-kind rate was 2.00%) due 11/24/25[8]		15,670	15,121
Total Senior Floating Rate Interests
(Cost $3,446,459)			3,207,189
Total Investments - 99.1%
(Cost $35,660,349)			$32,333,631
Other Assets & Liabilities, net - 0.9%			298,319
Total Net Assets - 100.0%			$32,631,950

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
Bank of America, N.A.	GBP	Sell	234,000	299,343 USD	04/15/24	$3,982
Barclays Bank plc	EUR	Sell	243,000	265,773 USD	04/15/24	3,442
Bank of America, N.A.	CAD	Sell	71,000	52,624 USD	04/15/24	178
						$7,602

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2024.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $24,699,621 (cost $26,331,744), or 75.7% of total net assets.
[4]	All or a portion of this has been physically segregated or earmarked in connection with reverse repurchase agreements. At March 31, 2024, the total market value of segregated or earmarked security was $364,055 — See Note 2.
[5]	Security is in default of interest and/or principal obligations.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $42,770 (cost $396,501), or 0.1% of total net assets — See Note 6.
[7]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[8]	Payment-in-kind security.

CAD — Canadian Dollar
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$–	$7,929	$13,902	$21,831
Preferred Stocks	–	422,239	49,504	471,743
Money Market Fund	735,917	–	–	735,917
Corporate Bonds	–	27,895,000	1,951	27,896,951
Senior Floating Rate Interests	–	2,799,808	407,381	3,207,189
Forward Foreign Currency Exchange Contracts**	–	7,602	–	7,602
Total Assets	$735,917	$31,132,578	$472,738	$32,341,233

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $240,080 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Category	Ending Balance at March 31, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$13,899	Enterprise Value	Valuation Multiple	2.9x-8.2x	4.2x
Common Stocks	3	Model Price	Liquidation Value	—	—
Corporate Bonds	1,951	Third Party Pricing	Trade Price	—	—
Preferred Stocks	49,501	Enterprise Value	Valuation Multiple	5.0x	—
Preferred Stocks	3	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	283,980	Yield Analysis	Yield	10.3%-13.0%	11.2%
Senior Floating Rate Interests	123,401	Third Party Pricing	Broker Quote	—	—
Total Assets	$472,738

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2024, the Fund did not have any securities transfer into Level 3 from Level 2 had securities with a total value of $840 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2024:

	Assets
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets
Beginning Balance	$2,790	$520,596	$16,797	$14,565	$554,748
Purchases/(Receipts)	-	-	-	-	-
(Sales, maturities and paydowns)/Fundings	-	(112,966)	-	-	(112,966)
Amortization of premiums/discounts	-	2,525	-	-	2,525
Total realized gains (losses) included in earnings	-	740	-	-	740
Total change in unrealized appreciation (depreciation) included in earnings	1	(3,514)	(2,895)	34,939	28,531
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	(840)	-	-	-	(840)
Ending Balance	$1,951	$407,381	$13,902	$49,504	$472,738
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2024	$1	$(1,794)	$(2,895)	$34,939	$30,251

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24
Common Stocks
BP Holdco LLC*	$634	$–	$–	$–	$–	$634	523

*	Non-income producing security.

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 94.0%
Financial - 25.6%
Stifel Financial Corp.	16,498	$1,289,649
Old National Bancorp	54,441	947,818
First Merchants Corp.	26,978	941,532
STAG Industrial, Inc. REIT	22,618	869,436
Unum Group	15,874	851,799
Cathay General Bancorp	21,370	808,427
First Horizon Corp.	50,408	776,283
Healthpeak Properties, Inc. REIT	36,575	685,786
Old Republic International Corp.	21,100	648,192
LXP Industrial Trust REIT	67,059	604,872
Prosperity Bancshares, Inc.	8,912	586,231
First American Financial Corp.	9,429	575,640
Hanmi Financial Corp.	35,569	566,258
Hancock Whitney Corp.	12,214	562,333
Apple Hospitality REIT, Inc.	30,185	494,430
Jefferies Financial Group, Inc.	10,997	484,968
Simmons First National Corp. — Class A	23,197	451,414
WisdomTree, Inc.	46,292	425,423
Synovus Financial Corp.	9,959	398,958
Sunstone Hotel Investors, Inc. REIT	35,434	394,735
BOK Financial Corp.	3,838	353,096
MGIC Investment Corp.	15,492	346,401
Stewart Information Services Corp.	5,311	345,534
Independent Bank Group, Inc.	7,348	335,436
Jones Lang LaSalle, Inc.*	1,697	331,068
United Bankshares, Inc.	8,031	287,430
First Hawaiian, Inc.	12,966	284,733
United Community Banks, Inc.	8,606	226,510
RMR Group, Inc. — Class A	7,220	173,280
Piedmont Office Realty Trust, Inc. — Class A REIT	22,755	159,968
Total Financial		16,207,640
Industrial - 16.6%
Arcosa, Inc.	11,657	1,000,870
Summit Materials, Inc. — Class A*	22,256	991,950
Moog, Inc. — Class A	6,196	989,192
Kirby Corp.*	10,146	967,117
Knight-Swift Transportation Holdings, Inc.	13,527	744,255
Curtiss-Wright Corp.	2,816	720,727
Esab Corp.	6,348	701,898
Advanced Energy Industries, Inc.	6,700	683,266
MDU Resources Group, Inc.	26,414	665,633
Sonoco Products Co.	10,651	616,054
Graphic Packaging Holding Co.	19,212	560,606
Belden, Inc.	5,787	535,934
Park Aerospace Corp.	28,528	474,421
Littelfuse, Inc.	1,586	384,367
Timken Co.	1,977	172,849
NVE Corp.	1,852	167,013
Stoneridge, Inc.*	6,684	123,253
Total Industrial		10,499,405
Consumer, Non-cyclical - 15.7%
MGP Ingredients, Inc.	15,614	1,344,834
Encompass Health Corp.	15,794	1,304,268
Enovis Corp.*	17,412	1,087,379
Euronet Worldwide, Inc.*	9,664	1,062,363
Central Garden & Pet Co. — Class A*	19,498	719,848
LivaNova plc*	10,351	579,035
Ingredion, Inc.	4,743	554,220
Certara, Inc.*	29,643	530,017
Addus HomeCare Corp.*	5,048	521,660
RadNet, Inc.*	10,595	515,553
ICF International, Inc.	3,175	478,250
Perdoceo Education Corp.	20,801	365,266
Integer Holdings Corp.*	2,929	341,756
Azenta, Inc.*	5,523	332,926
Ginkgo Bioworks Holdings, Inc.*	183,860	213,278
Total Consumer, Non-cyclical		9,950,653
Consumer, Cyclical - 11.5%
Rush Enterprises, Inc. — Class A	26,989	1,444,451
H&E Equipment Services, Inc.	18,636	1,196,059
Crocs, Inc.*	5,169	743,302
Alaska Air Group, Inc.*	11,992	515,536
Sonic Automotive, Inc. — Class A	8,945	509,328
MSC Industrial Direct Company, Inc. — Class A	4,531	439,688
Advance Auto Parts, Inc.	4,642	394,988
Lakeland Industries, Inc.	21,184	387,667
AutoNation, Inc.*	2,124	351,692
MarineMax, Inc.*	9,293	309,085
Macy's, Inc.	13,170	263,269
Whirlpool Corp.	1,956	233,996
Newell Brands, Inc.	22,864	183,598
Century Communities, Inc.	1,740	167,910
Methode Electronics, Inc.	10,734	130,740
Total Consumer, Cyclical		7,271,309
Energy - 11.2%
Pioneer Natural Resources Co.	7,877	2,067,713
Liberty Energy, Inc. — Class A	59,574	1,234,373
Murphy Oil Corp.	23,650	1,080,805
CNX Resources Corp.*	40,226	954,161
Diamondback Energy, Inc.	2,120	420,120
Talos Energy, Inc.*	29,247	407,411
Baytex Energy Corp.	109,016	395,728
Range Resources Corp.	8,907	306,668
Patterson-UTI Energy, Inc.	19,446	232,185
Total Energy		7,099,164
Basic Materials - 4.1%
Avient Corp.	17,177	745,482
Ashland, Inc.	6,259	609,439
Commercial Metals Co.	8,977	527,578
MP Materials Corp.*	26,853	383,998
Huntsman Corp.	14,242	370,719
Total Basic Materials		2,637,216
Utilities - 4.1%
OGE Energy Corp.	30,576	1,048,757
Spire, Inc.	7,249	444,871
Black Hills Corp.	7,403	404,204
ALLETE, Inc.	5,769	344,063
Avista Corp.	9,559	334,756
Total Utilities		2,576,651

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 94.0% (continued)
Technology - 3.0%
Science Applications International Corp.	7,631	$995,006
Amkor Technology, Inc.	18,498	596,376
Wolfspeed, Inc.*	11,351	334,854
Total Technology		1,926,236
Communications - 2.2%
Ciena Corp.*	9,083	449,154
Calix, Inc.*	10,580	350,833
TEGNA, Inc.	19,791	295,678
Gray Television, Inc.	25,944	163,966
Luna Innovations, Inc.*	44,775	143,504
Total Communications		1,403,135
Total Common Stocks
(Cost $50,618,000)		59,571,409

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp. *,1	116,667	34
Total Convertible Preferred Stocks
(Cost $111,410)		34

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	81,258	36,404
Total Rights
(Cost $–)		36,404

EXCHANGE-TRADED FUNDS† - 5.2%
SPDR S&P Biotech ETF	18,880	1,791,523
iShares Russell 2000 Value ETF	9,455	1,501,549
Total Exchange-Traded Funds
(Cost $2,588,256)		3,293,072

MONEY MARKET FUND† - 0.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.19%[2]	453,222	453,222
Total Money Market Fund
(Cost $453,222)		453,222
Total Investments - 100.0%
(Cost $53,770,888)		$63,354,141
Other Assets & Liabilities, net - 0.0%		16,392
Total Net Assets - 100.0%		$63,370,533

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[2]	Rate indicated is the 7-day yield as of March 31, 2024.

plc — Public Limited Company REIT — Real Estate Investment Trust See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$59,571,409	$—	$—	$59,571,409
Convertible Preferred Stocks	—	—	34	34
Rights	36,404	—	—	36,404
Exchange-Traded Funds	3,293,072	—	—	3,293,072
Money Market Fund	453,222	—	—	453,222
Total Assets	$63,354,107	$—	$34	$63,354,141

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.8%
Industrial - 23.0%
Teledyne Technologies, Inc.*	9,091	$3,902,948
Graphic Packaging Holding Co.	113,754	3,319,341
Curtiss-Wright Corp.	11,638	2,978,630
Summit Materials, Inc. — Class A*	58,969	2,628,248
Kirby Corp.*	26,936	2,567,539
Knight-Swift Transportation Holdings, Inc.	42,599	2,343,797
Johnson Controls International plc	31,250	2,041,250
Daseke, Inc.*	244,873	2,032,446
Arcosa, Inc.	23,028	1,977,184
Coherent Corp.*	32,505	1,970,453
Esab Corp.	17,760	1,963,723
Advanced Energy Industries, Inc.	17,827	1,817,997
MDU Resources Group, Inc.	67,949	1,712,315
Park Aerospace Corp.	73,696	1,225,564
NEXTracker, Inc. — Class A*	18,465	1,039,026
Littelfuse, Inc.	4,153	1,006,480
Timken Co.	10,309	901,316
Sonoco Products Co.	14,545	841,283
GATX Corp.	3,418	458,115
NVE Corp.	4,870	439,177
A O Smith Corp.	4,654	416,347
Regal Rexnord Corp.	2,296	413,510
Stoneridge, Inc.*	17,339	319,731
Total Industrial		38,316,420
Financial - 20.6%
Unum Group	85,948	4,611,970
Old Republic International Corp.	112,351	3,451,423
Jefferies Financial Group, Inc.	78,073	3,443,019
Stifel Financial Corp.	43,924	3,433,539
Markel Group, Inc.*	2,068	3,146,421
First Merchants Corp.	70,938	2,475,736
Alexandria Real Estate Equities, Inc. REIT	19,006	2,450,064
Prosperity Bancshares, Inc.	31,653	2,082,134
Jones Lang LaSalle, Inc.*	8,839	1,724,400
Stewart Information Services Corp.	20,658	1,344,009
Apple Hospitality REIT, Inc.	76,398	1,251,399
WisdomTree, Inc.	119,831	1,101,247
Synovus Financial Corp.	25,840	1,035,151
Axos Financial, Inc.*	17,465	943,809
BOK Financial Corp.	9,986	918,712
First Horizon Corp.	56,318	867,297
Total Financial		34,280,330
Consumer, Non-cyclical - 16.1%
MGP Ingredients, Inc.	41,461	3,571,036
Ingredion, Inc.	27,991	3,270,748
Encompass Health Corp.	39,104	3,229,208
Euronet Worldwide, Inc.*	28,040	3,082,437
Enovis Corp.*	44,942	2,806,628
Integer Holdings Corp.*	22,296	2,601,497
Central Garden & Pet Co. — Class A*	46,224	1,706,581
RadNet, Inc.*	27,947	1,359,901
ICF International, Inc.	8,167	1,230,196
LivaNova plc*	16,420	918,535
Azenta, Inc.*	14,247	858,809
Certara, Inc.*	45,799	818,886
Quest Diagnostics, Inc.	6,021	801,455
Ginkgo Bioworks Holdings, Inc.*	494,046	573,094
Total Consumer, Non-cyclical		26,829,011
Consumer, Cyclical - 9.3%
H&E Equipment Services, Inc.	48,553	3,116,132
MSC Industrial Direct Company, Inc. — Class A	22,183	2,152,638
Crocs, Inc.*	11,874	1,707,481
Whirlpool Corp.	11,994	1,434,842
Sonic Automotive, Inc. — Class A	23,754	1,352,553
Ralph Lauren Corp. — Class A	5,538	1,039,815
Advance Auto Parts, Inc.	12,098	1,029,419
AutoNation, Inc.*	5,640	933,871
Lear Corp.	6,168	893,620
Lakeland Industries, Inc.	35,963	658,123
Newell Brands, Inc.	59,067	474,308
Century Communities, Inc.	4,653	449,014
Methode Electronics, Inc.	28,441	346,411
Total Consumer, Cyclical		15,588,227
Technology - 8.1%
Evolent Health, Inc. — Class A*	88,522	2,902,636
Teradyne, Inc.	25,467	2,873,442
Leidos Holdings, Inc.	19,309	2,531,217
Science Applications International Corp.	18,106	2,360,841
MACOM Technology Solutions Holdings, Inc.*	21,155	2,023,264
Wolfspeed, Inc.*	29,944	883,348
Total Technology		13,574,748
Basic Materials - 7.9%
Reliance, Inc.	8,565	2,862,252
Westlake Corp.	15,433	2,358,162
Nucor Corp.	10,390	2,056,181
Avient Corp.	45,219	1,962,505
Ashland, Inc.	17,088	1,663,859
Huntsman Corp.	46,551	1,211,722
MP Materials Corp.*	70,831	1,012,883
Total Basic Materials		13,127,564
Utilities - 6.7%
Pinnacle West Capital Corp.	47,971	3,584,873
Evergy, Inc.	65,193	3,480,003
OGE Energy Corp.	98,854	3,390,692
Black Hills Corp.	14,897	813,376
Total Utilities		11,268,944
Energy - 6.7%
Diamondback Energy, Inc.	16,878	3,344,713
Murphy Oil Corp.	41,143	1,880,235
Liberty Energy, Inc. — Class A	68,891	1,427,422
Equities Corp.	30,561	1,132,896
Talos Energy, Inc.*	77,945	1,085,774
Kinder Morgan, Inc.	47,986	880,063
Range Resources Corp.	23,548	810,758
Patterson-UTI Energy, Inc.	49,799	594,600
HydroGen Corp.*,†††,1	672,346	1
Total Energy		11,156,462
Communications - 1.4%
Ciena Corp.*	19,837	980,940

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Communications - 1.4% (continued)
Calix, Inc.*	27,564	$914,022
Luna Innovations, Inc.*	116,725	374,103
Total Communications		2,269,065
Total Common Stocks
(Cost $133,796,224)		166,410,771

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	308,333	90
Total Convertible Preferred Stocks
(Cost $294,438)		90

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	220,317	98,702
Total Rights
(Cost $–)		98,702

MONEY MARKET FUND† - 0.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.19%[3]	198,773	198,773
Total Money Market Fund
(Cost $198,773)		198,773
Total Investments - 100.0%
(Cost $134,289,435)		$166,708,336
Other Assets & Liabilities, net - 0.0%		(20,791)
Total Net Assets - 100.0%		$166,687,545

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7-day yield as of March 31, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$166,410,770	$–	$1	$166,410,771
Convertible Preferred Stocks	–	–	90	90
Rights	98,702	–	–	98,702
Money Market Fund	198,773	–	–	198,773
Total Assets	$166,708,245	$–	$91	$166,708,336

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24
Common Stocks
HydroGen Corp. *	$1	$–	$–	$–	$–	$1	672,346

*	Non-income producing security.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 25.0%
Industrial - 6.6%
Boise Cascade Co.	981	$150,305
Mueller Industries, Inc.	2,617	141,135
Encore Wire Corp.	451	118,514
Armstrong World Industries, Inc.	707	87,824
Fabrinet*	434	82,035
Advanced Energy Industries, Inc.	749	76,383
AAON, Inc.	825	72,683
UFP Industries, Inc.	588	72,330
Fortune Brands Innovations, Inc.	823	69,683
Tennant Co.	546	66,399
AZZ, Inc.	828	64,013
Apogee Enterprises, Inc.	1,081	63,995
Standex International Corp.	339	61,772
Frontdoor, Inc.*	1,778	57,927
Griffon Corp.	749	54,932
Terex Corp.	814	52,422
Dorian LPG Ltd.	1,320	50,767
Timken Co.	560	48,961
American Woodmark Corp.*	452	45,950
Moog, Inc. — Class A	286	45,660
Badger Meter, Inc.	267	43,203
Albany International Corp. — Class A	430	40,209
Alamo Group, Inc.	168	38,360
Sealed Air Corp.	1,010	37,572
Simpson Manufacturing Company, Inc.	180	36,932
AeroVironment, Inc.*	206	31,576
Donaldson Company, Inc.	405	30,245
Acuity Brands, Inc.	93	24,992
John Bean Technologies Corp.	225	23,600
Powell Industries, Inc.	161	22,910
Applied Industrial Technologies, Inc.	92	18,175
Total Industrial		1,831,464
Consumer, Cyclical - 5.8%
GMS, Inc.*	1,228	119,533
Meritage Homes Corp.	566	99,310
M/I Homes, Inc.*	655	89,270
Installed Building Products, Inc.	320	82,794
Monarch Casino & Resort, Inc.	984	73,790
Cavco Industries, Inc.*	169	67,441
Golden Entertainment, Inc.	1,777	65,447
Tri Pointe Homes, Inc.*	1,678	64,871
Rush Enterprises, Inc. — Class A	1,175	62,886
Asbury Automotive Group, Inc.*	255	60,124
MSC Industrial Direct Company, Inc. — Class A	607	58,903
Group 1 Automotive, Inc.	199	58,154
Abercrombie & Fitch Co. — Class A*	451	56,524
Kontoor Brands, Inc.	865	52,116
American Eagle Outfitters, Inc.	1,955	50,419
Oxford Industries, Inc.	441	49,569
Brunswick Corp.	498	48,067
Signet Jewelers Ltd.	467	46,733
Green Brick Partners, Inc.*	742	44,691
Core & Main, Inc. — Class A*	692	39,617
Dine Brands Global, Inc.	725	33,698
Dave & Buster's Entertainment, Inc.*	535	33,491
Buckle, Inc.	806	32,458
Boyd Gaming Corp.	477	32,111
Travel + Leisure Co.	628	30,747
Ethan Allen Interiors, Inc.	860	29,730
KB Home	376	26,651
Vista Outdoor, Inc.*	801	26,257
Autoliv, Inc.	218	26,254
Visteon Corp.*	215	25,286
Wingstop, Inc.	56	20,518
Gentex Corp.	547	19,758
Total Consumer, Cyclical		1,627,218
Consumer, Non-cyclical - 3.5%
Alarm.com Holdings, Inc.*	1,154	83,630
Dynavax Technologies Corp.*	5,878	72,946
Exelixis, Inc.*	2,993	71,024
Jazz Pharmaceuticals plc*	575	69,242
Alkermes plc*	2,346	63,506
Collegium Pharmaceutical, Inc.*	1,524	59,162
Innoviva, Inc.*	3,774	57,516
Catalyst Pharmaceuticals, Inc.*	3,084	49,159
Amphastar Pharmaceuticals, Inc.*	1,046	45,930
H&R Block, Inc.	881	43,266
Stride, Inc.*	671	42,307
Perdoceo Education Corp.	2,252	39,545
Corcept Therapeutics, Inc.*	1,516	38,188
LeMaitre Vascular, Inc.	545	36,166
LiveRamp Holdings, Inc.*	1,045	36,052
ANI Pharmaceuticals, Inc.*	480	33,182
Halozyme Therapeutics, Inc.*	773	31,446
Quanex Building Products Corp.	743	28,553
PROG Holdings, Inc.	688	23,695
Harmony Biosciences Holdings, Inc.*	673	22,599
Ensign Group, Inc.	160	19,907
Integer Holdings Corp.*	88	10,268
Ligand Pharmaceuticals, Inc.*,††	89	–
Ligand Pharmaceuticals, Inc.*,††	89	–
Total Consumer, Non-cyclical		977,289
Financial - 3.1%
NMI Holdings, Inc. — Class A*	2,870	92,816
First BanCorp	5,065	88,840
Preferred Bank/Los Angeles CA	994	76,309
MGIC Investment Corp.	3,348	74,861
Westamerica BanCorp	1,388	67,846
Walker & Dunlop, Inc.	610	61,647
Pathward Financial, Inc.	1,083	54,670
OFG Bancorp	1,419	52,233
Ambac Financial Group, Inc.*	3,221	50,344
BancFirst Corp.	544	47,888
International Bancshares Corp.	587	32,954
Radian Group, Inc.	862	28,851
PJT Partners, Inc. — Class A	282	26,581
Palomar Holdings, Inc.*	285	23,892
Artisan Partners Asset Management, Inc. — Class A	501	22,931
Innovative Industrial Properties, Inc. REIT	208	21,536

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 25.0% (continued)
Financial - 3.1% (continued)
Goosehead Insurance, Inc. — Class A*	275	$18,321
BGC Group, Inc. — Class A	787	6,115
Total Financial		848,635
Technology - 2.8%
SPS Commerce, Inc.*	476	88,012
Axcelis Technologies, Inc.*	710	79,179
Progress Software Corp.	1,375	73,301
Dropbox, Inc. — Class A*	2,826	68,672
Insight Enterprises, Inc.*	357	66,230
DoubleVerify Holdings, Inc.*	1,872	65,820
Photronics, Inc.*	1,912	54,148
Adeia, Inc.	3,943	43,058
Teradata Corp.*	968	37,433
Diodes, Inc.*	505	35,603
Cirrus Logic, Inc.*	352	32,581
Agilysys, Inc.*	356	29,997
Allegro MicroSystems, Inc.*	968	26,097
Qualys, Inc.*	140	23,362
Rambus, Inc.*	331	20,459
BlackLine, Inc.*	204	13,174
Box, Inc. — Class A*	457	12,942
Verra Mobility Corp.*	424	10,587
Total Technology		780,655
Energy - 2.2%
SM Energy Co.	2,252	112,262
CVR Energy, Inc.	2,078	74,102
CNX Resources Corp.*	2,963	70,282
Northern Oil and Gas, Inc.	1,619	64,242
Liberty Energy, Inc. — Class A	3,045	63,092
Par Pacific Holdings, Inc.*	1,608	59,593
Alpha Metallurgical Resources, Inc.	141	46,695
Warrior Met Coal, Inc.	565	34,295
CONSOL Energy, Inc.	368	30,824
SolarEdge Technologies, Inc.*	304	21,578
Magnolia Oil & Gas Corp. — Class A	694	18,009
Arch Resources, Inc.	42	6,753
Total Energy		601,727
Communications - 0.8%
InterDigital, Inc.	940	100,072
Yelp, Inc. — Class A*	1,195	47,083
A10 Networks, Inc.	2,414	33,048
Extreme Networks, Inc.*	2,856	32,958
Ciena Corp.*	359	17,753
Total Communications		230,914
Utilities - 0.1%
Otter Tail Corp.	406	35,079
Basic Materials - 0.1%
ATI, Inc.*	637	32,595
Total Common Stocks
(Cost $6,092,634)		6,965,576

MUTUAL FUNDS† - 69.9%
Guggenheim Variable Insurance Strategy Fund III[1]	285,634	7,043,725
Guggenheim Strategy Fund III[1]	272,740	6,728,498
Guggenheim Strategy Fund II1	220,461	5,423,338
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	31,834	315,477
Total Mutual Funds
(Cost $19,563,518)		19,511,038

MONEY MARKET FUND† - 4.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.19%[2]	1,169,982	1,169,982
Total Money Market Fund
(Cost $1,169,982)		1,169,982
Total Investments - 99.1%
(Cost $26,826,134)		$27,646,596
Other Assets & Liabilities, net - 0.9%		260,800
Total Net Assets - 100.0%		$27,907,396

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	1	Jun 2024	$307,580	$8,747
Russell 2000 Index Mini Futures Contracts	2	Jun 2024	214,510	5,565
			$522,090	$14,312

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 2000 Growth Index	Pay	5.74% (Federal Funds Rate + 0.41%)	At Maturity	04/01/24	2,105	$21,212,843	$3,661,020

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,965,576	$—	*	$—	$6,965,576
Mutual Funds	19,511,038	—		—	19,511,038
Money Market Fund	1,169,982	—		—	1,169,982
Equity Futures Contracts**	14,312	—		—	14,312
Equity Index Swap Agreements**	—	3,661,020		—	3,661,020
Total Assets	$27,660,908	$3,661,020		$—	$31,321,928

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,891,748	$1,511,873	$–	$–	$19,717	$5,423,338	220,461	$65,834
Guggenheim Strategy Fund III	6,638,163	57,759	–	–	32,576	6,728,498	272,740	89,872
Guggenheim Ultra Short Duration Fund — Institutional Class	310,899	2,679	–	–	1,899	315,477	31,834	4,081
Guggenheim Variable Insurance Strategy Fund III	6,914,473	92,459	–	–	36,793	7,043,725	285,634	93,616
	$17,755,283	$1,664,770	$–	$–	$90,985	$19,511,038		$253,403

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 21.1%
Technology - 9.3%
Microsoft Corp.	3,276	$1,378,279
Apple, Inc.	7,225	1,238,943
NVIDIA Corp.	950	858,382
Broadcom, Inc.	179	237,248
Adobe, Inc.*	421	212,437
Applied Materials, Inc.	902	186,020
QUALCOMM, Inc.	931	157,618
KLA Corp.	216	150,891
NXP Semiconductor N.V.	526	130,327
Microchip Technology, Inc.	1,286	115,367
ON Semiconductor Corp.*	998	73,403
NetApp, Inc.	459	48,181
Salesforce, Inc.	145	43,671
Advanced Micro Devices, Inc.*	230	41,513
Synopsys, Inc.*	72	41,148
Akamai Technologies, Inc.*	352	38,283
Intuit, Inc.	51	33,150
Total Technology		4,984,861
Communications - 4.4%
Alphabet, Inc. — Class C*	5,339	812,916
Amazon.com, Inc.*	3,789	683,460
Meta Platforms, Inc. — Class A	857	416,142
Booking Holdings, Inc.	41	148,743
Motorola Solutions, Inc.	373	132,407
Etsy, Inc.*	1,652	113,526
Netflix, Inc.*	73	44,335
Total Communications		2,351,529
Consumer, Cyclical - 2.2%
Tesla, Inc.*	847	148,894
McDonald's Corp.	523	147,460
PACCAR, Inc.	1,119	138,633
AutoZone, Inc.*	41	129,218
Lennar Corp. — Class A	745	128,125
PulteGroup, Inc.	976	117,725
Wynn Resorts Ltd.	1,146	117,155
DR Horton, Inc.	709	116,666
Delta Air Lines, Inc.	2,280	109,144
Home Depot, Inc.	87	33,373
Total Consumer, Cyclical		1,186,393
Industrial - 2.2%
Caterpillar, Inc.	462	169,290
Deere & Co.	368	151,152
Illinois Tool Works, Inc.	482	129,335
Builders FirstSource, Inc.*	603	125,756
Otis Worldwide Corp.	1,224	121,507
A O Smith Corp.	1,330	118,982
Allegion plc	870	117,198
Snap-on, Inc.	394	116,711
Masco Corp.	1,465	115,559
Total Industrial		1,165,490
Consumer, Non-cyclical - 2.1%
Eli Lilly & Co.	248	192,934
Merck & Company, Inc.	1,376	181,563
Vertex Pharmaceuticals, Inc.*	340	142,123
United Rentals, Inc.	190	137,011
HCA Healthcare, Inc.	389	129,743
Molina Healthcare, Inc.*	274	112,568
DaVita, Inc.*	581	80,207
PayPal Holdings, Inc.*	923	61,832
AbbVie, Inc.	299	54,448
PepsiCo, Inc.	200	35,002
Thermo Fisher Scientific, Inc.	56	32,548
Total Consumer, Non-cyclical		1,159,979
Financial - 0.4%
Arch Capital Group Ltd.*	1,424	131,634
Visa, Inc. — Class A	235	65,584
Mastercard, Inc. — Class A	70	33,710
Total Financial		230,928
Energy - 0.3%
Marathon Petroleum Corp.	718	144,677
Basic Materials - 0.2%
CF Industries Holdings, Inc.	1,418	117,992
Total Common Stocks
(Cost $8,966,211)		11,341,849

MUTUAL FUNDS† - 77.3%
Guggenheim Strategy Fund III[1]	568,561	14,026,387
Guggenheim Variable Insurance Strategy Fund III[1]	505,815	12,473,389
Guggenheim Strategy Fund II1	440,873	10,845,463
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	414,743	4,110,100
Total Mutual Funds
(Cost $41,511,832)		41,455,339

MONEY MARKET FUND† - 1.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.19%[2]	999,660	999,660
Total Money Market Fund
(Cost $999,660)		999,660
Total Investments - 100.3%
(Cost $51,477,703)		$53,796,848
Other Assets & Liabilities, net - (0.3)%		(139,375)
Total Net Assets - 100.0%		$53,657,473

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	2	Jun 2024	$530,550	$6,450

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 1000 Growth Index	Pay	5.94% (Federal Funds Rate + 0.61%)	At Maturity	04/01/24	12,313	$42,889,134	$9,168,642

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of March 31, 2024.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,341,849	$—	$—	$11,341,849
Mutual Funds	41,455,339	—	—	41,455,339
Money Market Fund	999,660	—	—	999,660
Equity Futures Contracts**	6,450	—	—	6,450
Equity Index Swap Agreements**	—	9,168,642	—	9,168,642
Total Assets	$53,803,298	$9,168,642	$—	$62,971,940

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, Guggenheim Strategy Funds"). each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2024, in which the company is an affiliated issuer, were as follows:

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Shares 03/31/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,652,769	$148,997	$–	$–	$43,697	$10,845,463	440,873	$151,023
Guggenheim Strategy Fund III	10,621,790	3,341,501	–	–	63,096	14,026,387	568,561	172,654
Guggenheim Ultra Short Duration Fund — Institutional Class	4,033,244	52,218	–	–	24,638	4,110,100	414,743	52,940
Guggenheim Variable Insurance Strategy Fund III	10,670,930	1,745,028	–	–	57,431	12,473,389	505,815	146,514
	$35,978,733	$5,287,744	$–	$–	$188,862	$41,455,339		$523,131

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 94.8%
Consumer, Cyclical - 17.3%
Taylor Morrison Home Corp. — Class A*,1	622	$38,670
Lennar Corp. — Class A1	224	38,523
Lowe's Companies, Inc.	149	37,955
GMS, Inc.*	374	36,405
McDonald's Corp.	123	34,680
MSC Industrial Direct Company, Inc. — Class A	355	34,449
Monarch Casino & Resort, Inc.[1]	452	33,896
Allison Transmission Holdings, Inc.[1]	390	31,652
PACCAR, Inc.[1]	223	27,628
Autoliv, Inc.	196	23,604
Brunswick Corp.[1]	236	22,779
Wabash National Corp.	744	22,275
Polaris, Inc.	220	22,026
M/I Homes, Inc.*	161	21,943
Ethan Allen Interiors, Inc.	631	21,814
Golden Entertainment, Inc.	586	21,582
Harley-Davidson, Inc.	489	21,389
Boyd Gaming Corp.	272	18,311
Tri Pointe Homes, Inc.*,1	471	18,209
PulteGroup, Inc.[1]	142	17,128
KB Home	237	16,798
Build-A-Bear Workshop, Inc. — Class A1	507	15,144
Aptiv plc*	174	13,859
Buckle, Inc.	339	13,652
MasterCraft Boat Holdings, Inc.*	564	13,378
Oxford Industries, Inc.	117	13,151
BorgWarner, Inc.	340	11,812
Visteon Corp.*	93	10,938
Standard Motor Products, Inc.	313	10,501
Dine Brands Global, Inc.	169	7,855
Total Consumer, Cyclical		672,006
Consumer, Non-cyclical - 15.8%
Merck & Company, Inc.[1]	292	38,530
HCA Healthcare, Inc.	114	38,023
Bristol-Myers Squibb Co.[1]	695	37,690
Exelixis, Inc.*,1	1,572	37,304
United Therapeutics Corp.*,1	157	36,066
Incyte Corp.*,1	611	34,809
Abbott Laboratories	302	34,325
Johnson & Johnson	181	28,632
PayPal Holdings, Inc.*,1	405	27,131
Royalty Pharma plc — Class A	889	26,999
Hologic, Inc.*,1	282	21,985
Perdoceo Education Corp.[1]	1,195	20,984
Molina Healthcare, Inc.*,1	45	18,487
AbbVie, Inc.[1]	101	18,392
Biogen, Inc.*	83	17,897
Jazz Pharmaceuticals plc*	148	17,822
Innoviva, Inc.*,1	1,118	17,038
Dynavax Technologies Corp.*,1	1,220	15,140
Amgen, Inc.	52	14,785
Supernus Pharmaceuticals, Inc.*	348	11,870
Viatris, Inc.[1]	969	11,570
Alarm.com Holdings, Inc.*	157	11,378
Collegium Pharmaceutical, Inc.*	292	11,336
Organon & Co.	578	10,866
Vertex Pharmaceuticals, Inc.*	25	10,450
Neurocrine Biosciences, Inc.*	64	8,827
Agilent Technologies, Inc.[1]	54	7,858
Cross Country Healthcare, Inc.*,1	398	7,450
Thermo Fisher Scientific, Inc.	12	6,974
Lantheus Holdings, Inc.*	112	6,971
Alkermes plc*	245	6,632
Total Consumer, Non-cyclical		614,221
Industrial - 15.4%
Owens Corning	237	39,532
Caterpillar, Inc.	107	39,208
Apogee Enterprises, Inc.[1]	640	37,888
Masco Corp.	464	36,600
UFP Industries, Inc.[1]	293	36,042
Mueller Industries, Inc.[1]	623	33,598
International Seaways, Inc.	618	32,878
Boise Cascade Co.[1]	198	30,367
TD SYNNEX Corp.[1]	253	28,614
AGCO Corp.	232	28,541
Encore Wire Corp.[1]	101	26,541
Scorpio Tankers, Inc.	370	26,473
Teekay Corp.*	3,526	25,669
Ardmore Shipping Corp.	1,306	21,444
Deere & Co.	48	19,715
Atkore, Inc.	102	19,417
Teekay Tankers Ltd. — Class A	316	18,458
Snap-on, Inc.	62	18,366
Argan, Inc.[1]	349	17,638
Keysight Technologies, Inc.*	87	13,605
Fortune Brands Innovations, Inc.	146	12,362
Frontdoor, Inc.*	269	8,764
Terex Corp.[1]	129	8,308
Vishay Intertechnology, Inc.	353	8,006
Mettler-Toledo International, Inc.*	6	7,988
Total Industrial		596,022
Financial - 15.3%
MGIC Investment Corp.[1]	1,821	40,718
Essent Group Ltd.	670	39,872
NMI Holdings, Inc. — Class A*	1,212	39,196
Hartford Financial Services Group, Inc.	377	38,850
Travelers Companies, Inc.	164	37,743
Apartment Income REIT Corp.[1]	1,154	37,470
Ambac Financial Group, Inc.*,1	2,137	33,401
Synchrony Financial[1]	750	32,340
Enact Holdings, Inc.[1]	1,026	31,991
Walker & Dunlop, Inc.	299	30,217
Janus Henderson Group plc	736	24,207
Bread Financial Holdings, Inc.	628	23,387
OneMain Holdings, Inc.	440	22,480
International Bancshares Corp.	386	21,670
Regions Financial Corp.[1]	998	20,998
Innovative Industrial Properties, Inc. REIT	201	20,812
Preferred Bank/Los Angeles CA	261	20,037
Mr Cooper Group, Inc.*	250	19,487
Everest Group Ltd.	49	19,477
Affiliated Managers Group, Inc.	100	16,747

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Value
COMMON STOCKS† - 94.8% (continued)
Financial - 15.3% (continued)
Employers Holdings, Inc.	309	$14,025
Hanmi Financial Corp.	475	7,562
Total Financial		592,687
Communications - 10.5%
Motorola Solutions, Inc.	108	38,338
Verizon Communications, Inc.[1]	888	37,260
Cisco Systems, Inc.[1]	739	36,884
InterDigital, Inc.	341	36,303
Alphabet, Inc. — Class C*	227	34,563
AT&T, Inc.[1]	1,811	31,874
eBay, Inc.[1]	579	30,560
IDT Corp. — Class B1	761	28,773
T-Mobile US, Inc.[1]	174	28,400
Comcast Corp. — Class A1	601	26,054
Gogo, Inc.*,1	2,641	23,188
Ooma, Inc.*,1	1,953	16,659
VeriSign, Inc.*,1	71	13,455
Match Group, Inc.*	276	10,013
Spok Holdings, Inc.	551	8,788
A10 Networks, Inc.[1]	608	8,324
Total Communications		409,436
Energy - 7.4%
Marathon Petroleum Corp.[1]	206	41,372
Cheniere Energy, Inc.	235	37,901
Devon Energy Corp.[1]	706	35,427
CNX Resources Corp.*,1	1,370	32,496
CVR Energy, Inc.[1]	781	27,851
Valero Energy Corp.[1]	158	26,969
PBF Energy, Inc. — Class A	374	21,531
Chevron Corp.	118	18,613
SandRidge Energy, Inc.[1]	1,106	16,114
Par Pacific Holdings, Inc.*	375	13,898
SolarEdge Technologies, Inc.*	108	7,666
RPC, Inc.	980	7,585
Total Energy		287,423
Technology - 7.2%
Amdocs Ltd.	393	35,515
Dropbox, Inc. — Class A*	1,104	26,827
Skyworks Solutions, Inc.[1]	204	22,097
Applied Materials, Inc.	101	20,829
Accenture plc — Class A	57	19,757
Immersion Corp.[1]	2,612	19,538
Insight Enterprises, Inc.*	88	16,326
Adobe, Inc.*	30	15,138
NetScout Systems, Inc.*,1	628	13,715
Box, Inc. — Class A*	374	10,592
Zoom Video Communications, Inc. — Class A*	160	10,459
Progress Software Corp.	194	10,342
Photronics, Inc.*	342	9,686
Playtika Holding Corp.	1,247	8,791
Adeia, Inc.	777	8,485
Cirrus Logic, Inc.*	85	7,868
Teradata Corp.*	200	7,734
Crane NXT Co.	123	7,614
Xerox Holdings Corp.	380	6,802
Total Technology		278,115
Utilities - 4.7%
National Fuel Gas Co.[1]	713	38,303
Atmos Energy Corp.	313	37,206
Public Service Enterprise Group, Inc.[1]	555	37,063
OGE Energy Corp.	1,063	36,461
Black Hills Corp.	623	34,015
Total Utilities		183,048
Government - 0.7%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	983	29,116
Basic Materials - 0.5%
Olin Corp.	315	18,522
Total Common Stocks
(Cost $3,324,722)		3,680,596

MONEY MARKET FUND† - 3.7%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 5.22%[2]	141,821	141,821
Total Money Market Fund
(Cost $141,821)		141,821
Total Investments - 98.5%
(Cost $3,466,543)		$3,822,417
Other Assets & Liabilities, net - 1.5%		57,927
Total Net Assets - 100.0%		$3,880,344

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	11/01/24	$982,695	$115,571

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements†† (continued)
Goldman Sachs International	GS Equity Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$982,696	$115,328

						$1,965,391	$230,899
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	5.02% (Federal Funds Rate - 0.31%)	At Maturity	11/01/24	$2,029,910	$(78,294)
Goldman Sachs International	GS Equity Custom Basket	Receive	5.12% (Federal Funds Rate - 0.21%)	At Maturity	05/06/24	2,009,837	(80,507)
						$4,039,747	$(158,801)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

MS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Boise Cascade Co.	53	0.80%	$4,187
Mueller Industries, Inc.	166	0.91%	3,237
Encore Wire Corp.	27	0.72%	2,233
Apogee Enterprises, Inc.	171	1.03%	1,925
Owens Corning	63	1.07%	1,814
Scorpio Tankers, Inc.	99	0.72%	1,804
International Seaways, Inc.	165	0.89%	1,741
Snap-on, Inc.	17	0.51%	1,609
Atkore, Inc.	27	0.52%	1,536
TD SYNNEX Corp.	67	0.77%	1,252
UFP Industries, Inc.	78	0.98%	1,168
Ardmore Shipping Corp.	349	0.58%	1,139
Teekay Tankers Ltd. — Class A	84	0.50%	1,054
Argan, Inc.	93	0.48%	934
Masco Corp.	124	1.00%	915
Caterpillar, Inc.	29	1.08%	908
Deere & Co.	13	0.54%	551
Terex Corp.	34	0.22%	527
Teekay Corp.	941	0.70%	499
Fortune Brands Innovations, Inc.	39	0.34%	319
AGCO Corp.	62	0.78%	280
Frontdoor, Inc.	72	0.24%	162
Mettler-Toledo International, Inc.	2	0.27%	83
Keysight Technologies, Inc.	23	0.37%	6
Vishay Intertechnology, Inc.	94	0.22%	(15)
Total Industrial			29,868
Communications
IDT Corp. — Class B	203	0.78%	2,481
InterDigital, Inc.	91	0.99%	2,101
eBay, Inc.	154	0.83%	1,809
Verizon Communications, Inc.	237	1.01%	1,552
AT&T, Inc.	483	0.87%	1,258
Alphabet, Inc. — Class C	61	0.95%	1,132
T-Mobile US, Inc.	46	0.76%	781
Motorola Solutions, Inc.	29	1.05%	688
A10 Networks, Inc.	162	0.23%	306
Cisco Systems, Inc.	197	1.00%	303
Match Group, Inc.	74	0.27%	95
Spok Holdings, Inc.	147	0.24%	(52)
VeriSign, Inc.	19	0.37%	(188)
Comcast Corp. — Class A	160	0.71%	(253)
Gogo, Inc.	705	0.63%	(517)
Ooma, Inc.	521	0.45%	(1,354)
Total Communications			10,142
Consumer, Non-cyclical
Merck & Company, Inc.	78	1.05%	2,195
Perdoceo Education Corp.	319	0.57%	1,809
Exelixis, Inc.	420	1.01%	1,733
Innoviva, Inc.	298	0.46%	1,035
PayPal Holdings, Inc.	108	0.74%	848
Molina Healthcare, Inc.	12	0.50%	738
HCA Healthcare, Inc.	30	1.02%	589
Viatris, Inc.	258	0.31%	586
Alarm.com Holdings, Inc.	42	0.31%	583
Hologic, Inc.	75	0.59%	570
Supernus Pharmaceuticals, Inc.	93	0.32%	542
Collegium Pharmaceutical, Inc.	78	0.31%	532
AbbVie, Inc.	27	0.50%	452
Royalty Pharma plc — Class A	237	0.73%	398
United Therapeutics Corp.	42	0.98%	319
Dynavax Technologies Corp.	326	0.41%	209
Agilent Technologies, Inc.	14	0.21%	202
Organon & Co.	154	0.29%	159
Abbott Laboratories	81	0.94%	122
Alkermes plc	65	0.18%	118
Johnson & Johnson	48	0.77%	110
Amgen, Inc.	14	0.41%	101
Neurocrine Biosciences, Inc.	17	0.24%	74
Vertex Pharmaceuticals, Inc.	7	0.30%	13
Thermo Fisher Scientific, Inc.	3	0.18%	(9)
Biogen, Inc.	22	0.48%	(34)
Lantheus Holdings, Inc.	30	0.19%	(67)
Jazz Pharmaceuticals plc	39	0.48%	(99)
Cross Country Healthcare, Inc.	106	0.20%	(423)
Bristol-Myers Squibb Co.	185	1.02%	(547)
Incyte Corp.	163	0.94%	(749)
Total Consumer, Non-cyclical			12,109
Technology
Applied Materials, Inc.	27	0.57%	1,344
Skyworks Solutions, Inc.	55	0.61%	674
Amdocs Ltd.	105	0.97%	468
Immersion Corp.	697	0.53%	456
Cirrus Logic, Inc.	23	0.22%	361
NetScout Systems, Inc.	168	0.37%	144
Accenture plc — Class A	15	0.53%	134
Dropbox, Inc. — Class A	295	0.73%	112
Box, Inc. — Class A	100	0.29%	99
Crane NXT Co.	33	0.21%	86
Zoom Video Communications, Inc. — Class A	43	0.29%	73
Playtika Holding Corp.	333	0.24%	69
Progress Software Corp.	52	0.28%	50
Insight Enterprises, Inc.	23	0.43%	35
Xerox Holdings Corp.	101	0.18%	3
Photronics, Inc.	91	0.26%	(14)
Adeia, Inc.	207	0.23%	(79)
Teradata Corp.	53	0.21%	(215)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Adobe, Inc.	8	0.41%	$(972)
Total Technology			2,828
Financial
MGIC Investment Corp.	486	1.11%	3,841
Essent Group Ltd.	179	1.08%	2,733
Ambac Financial Group, Inc.	550	0.87%	1,467
International Bancshares Corp.	103	0.59%	1,110
Mr Cooper Group, Inc.	67	0.53%	1,002
Preferred Bank/Los Angeles CA	70	0.55%	993
Synchrony Financial	200	0.88%	962
Enact Holdings, Inc.	274	0.87%	926
NMI Holdings, Inc. — Class A	323	1.06%	859
Regions Financial Corp.	266	0.57%	813
Hartford Financial Services Group, Inc.	101	1.06%	729
Affiliated Managers Group, Inc.	27	0.46%	677
Walker & Dunlop, Inc.	80	0.82%	660
Travelers Companies, Inc.	44	1.03%	473
OneMain Holdings, Inc.	117	0.61%	383
Innovative Industrial Properties, Inc.	54	0.57%	362
Everest Group Ltd.	13	0.53%	352
Bread Financial Holdings, Inc.	167	0.63%	225
Janus Henderson Group plc	196	0.66%	151
Employers Holdings, Inc.	83	0.38%	(16)
Hanmi Financial Corp.	127	0.21%	(303)
Apartment Income REIT Corp.	308	1.02%	(467)
Total Financial			17,932
Consumer, Cyclical
Allison Transmission Holdings, Inc.	104	0.86%	4,462
Taylor Morrison Home Corp. — Class A	166	1.05%	2,499
Lennar Corp. — Class A	60	1.05%	2,353
M/I Homes, Inc.	43	0.60%	2,114
PulteGroup, Inc.	38	0.47%	1,701
Brunswick Corp.	63	0.62%	1,447
KB Home	63	0.45%	1,404
PACCAR, Inc.	59	0.74%	1,169
Monarch Casino & Resort, Inc.	121	0.92%	1,103
Build-A-Bear Workshop, Inc. — Class A	135	0.41%	997
Tri Pointe Homes, Inc.	126	0.50%	986
GMS, Inc.	100	0.99%	929
MSC Industrial Direct Company, Inc. — Class A	95	0.94%	849
Ethan Allen Interiors, Inc.	168	0.59%	751
Autoliv, Inc.	52	0.64%	581
Wabash National Corp.	198	0.60%	563
Lowe's Companies, Inc.	40	1.04%	502
Harley-Davidson, Inc.	131	0.58%	501
Oxford Industries, Inc.	31	0.35%	481
Boyd Gaming Corp.	73	0.50%	366
BorgWarner, Inc.	91	0.32%	280
Buckle, Inc.	90	0.37%	208
MasterCraft Boat Holdings, Inc.	151	0.36%	99
Polaris, Inc.	59	0.60%	94
Visteon Corp.	25	0.30%	23
Aptiv plc	46	0.37%	(32)
Golden Entertainment, Inc.	156	0.58%	(32)
Dine Brands Global, Inc.	45	0.21%	(162)
Standard Motor Products, Inc.	84	0.29%	(171)
McDonald's Corp.	33	0.95%	(352)
Total Consumer, Cyclical			25,713
Utilities
Public Service Enterprise Group, Inc.	148	1.01%	1,225
Atmos Energy Corp.	84	1.02%	582
National Fuel Gas Co.	190	1.04%	542
Black Hills Corp.	166	0.92%	366
OGE Energy Corp.	284	0.99%	186
Total Utilities			2,901
Energy
Marathon Petroleum Corp.	55	1.13%	3,735
Valero Energy Corp.	42	0.73%	2,425
PBF Energy, Inc. — Class A	100	0.59%	1,574
CNX Resources Corp.	366	0.88%	1,088
Devon Energy Corp.	188	0.96%	926
CVR Energy, Inc.	208	0.75%	768
SandRidge Energy, Inc.	295	0.44%	377
Cheniere Energy, Inc.	63	1.03%	339
Chevron Corp.	31	0.50%	235
RPC, Inc.	262	0.21%	206
Par Pacific Holdings, Inc.	100	0.38%	(7)
SolarEdge Technologies, Inc.	29	0.21%	(62)
Total Energy			11,604
Basic Materials
Olin Corp.	84	0.50%	604
Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	262	0.79%	1,870
Total MS Equity Long Custom Basket			$115,571

MS EQUITY SHORT CUSTOM BASKET
Utilities
AES Corp.	1,432	(1.30)%	3,971
Portland General Electric Co.	584	(1.21)%	2,383
Middlesex Water Co.	319	(0.83)%	1,928

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
California Water Service Group	519	(1.19)%	$1,876
Alliant Energy Corp.	211	(0.52)%	322
Ormat Technologies, Inc.	264	(0.86)%	(421)
American Electric Power Company, Inc.	284	(1.20)%	(426)
PNM Resources, Inc.	245	(0.45)%	(580)
FirstEnergy Corp.	384	(0.73)%	(793)
Pinnacle West Capital Corp.	187	(0.69)%	(1,227)
Eversource Energy	435	(1.28)%	(1,340)
NRG Energy, Inc.	459	(1.53)%	(3,499)
Avangrid, Inc.	804	(1.44)%	(4,820)
Total Utilities			(2,626)
Consumer, Non-cyclical
ICF International, Inc.	60	(0.45)%	252
Acadia Healthcare Company, Inc.	192	(0.75)%	(79)
Insmed, Inc.	451	(0.60)%	(89)
Tyson Foods, Inc. — Class A	155	(0.45)%	(187)
Flowers Foods, Inc.	515	(0.60)%	(274)
CBIZ, Inc.	124	(0.48)%	(336)
Paylocity Holding Corp.	65	(0.55)%	(493)
Utz Brands, Inc.	708	(0.64)%	(1,074)
Clorox Co.	121	(0.91)%	(1,077)
U-Haul Holding Co.	151	(0.50)%	(1,109)
RxSight, Inc.	173	(0.44)%	(2,659)
RB Global, Inc.	218	(0.82)%	(2,668)
GXO Logistics, Inc.	563	(1.49)%	(2,865)
Spectrum Brands Holdings, Inc.	318	(1.39)%	(3,844)
TransUnion	239	(0.94)%	(4,303)
Pilgrim's Pride Corp.	792	(1.34)%	(8,046)
Total Consumer, Non-cyclical			(28,851)
Basic Materials
Piedmont Lithium, Inc.	936	(0.61)%	16,650
Compass Minerals International, Inc.	617	(0.48)%	4,753
Novagold Resources, Inc.	4,167	(0.62)%	4,335
Hecla Mining Co.	2,927	(0.69)%	2,484
Air Products and Chemicals, Inc.	40	(0.48)%	(110)
Ecolab, Inc.	26	(0.30)%	(868)
Stepan Co.	165	(0.73)%	(1,172)
Kaiser Aluminum Corp.	124	(0.55)%	(1,206)
ATI, Inc.	241	(0.61)%	(1,673)
Element Solutions, Inc.	771	(0.95)%	(2,465)
Kronos Worldwide, Inc.	1,751	(1.02)%	(4,630)
Century Aluminum Co.	1,338	(1.01)%	(10,555)
Total Basic Materials			5,543
Financial
Kennedy-Wilson Holdings, Inc.	2,690	(1.14)%	16,677
Sun Communities, Inc.	196	(1.24)%	7,762
Americold Realty Trust, Inc.	914	(1.12)%	7,432
New York Mortgage Trust, Inc.	2,205	(0.78)%	3,621
Marcus & Millichap, Inc.	793	(1.33)%	1,821
Ellington Financial, Inc.	1,725	(1.00)%	1,580
TFS Financial Corp.	1,772	(1.10)%	1,045
Equity LifeStyle Properties, Inc.	82	(0.26)%	272
Ventas, Inc.	276	(0.59)%	240
UMH Properties, Inc.	756	(0.60)%	(247)
Equinix, Inc.	26	(1.06)%	(288)
Terreno Realty Corp.	139	(0.45)%	(323)
Iron Mountain, Inc.	266	(1.05)%	(391)
Elme Communities	1,462	(1.00)%	(407)
PotlatchDeltic Corp.	527	(1.22)%	(408)
Allstate Corp.	35	(0.30)%	(556)
American Tower Corp. — Class A	77	(0.75)%	(672)
Moelis & Co. — Class A	283	(0.79)%	(717)
Howard Hughes Holdings, Inc.	316	(1.13)%	(740)
State Street Corp.	276	(1.05)%	(1,203)
Digital Realty Trust, Inc.	133	(0.94)%	(1,223)
Brighthouse Financial, Inc.	599	(1.52)%	(1,228)
Jones Lang LaSalle, Inc.	47	(0.45)%	(1,261)
Cannae Holdings, Inc.	688	(0.75)%	(1,271)
Macerich Co.	1,009	(0.86)%	(1,329)
Global Net Lease, Inc.	2,798	(1.07)%	(1,592)
Apartment Investment and Management Co. — Class A	3,061	(1.24)%	(2,487)
CBRE Group, Inc. — Class A	143	(0.69)%	(2,614)
Welltower, Inc.	297	(1.37)%	(3,770)
FTAI Infrastructure, Inc.	1,510	(0.47)%	(3,829)
Carlyle Group, Inc.	481	(1.11)%	(4,876)
PennyMac Financial Services, Inc.	232	(1.04)%	(5,752)
KKR & Company, Inc. — Class A	247	(1.22)%	(9,498)
Total Financial			(6,232)
Energy
NOV, Inc.	1,623	(1.56)%	(287)
Dril-Quip, Inc.	1,083	(1.20)%	(963)
Antero Resources Corp.	884	(1.26)%	(1,793)
Sitio Royalties Corp. — Class A	707	(0.86)%	(1,832)
Valaris Ltd.	418	(1.55)%	(3,636)
TechnipFMC plc	1,267	(1.57)%	(6,887)
Archrock, Inc.	1,078	(1.04)%	(7,061)
Total Energy			(22,459)
Industrial
NV5 Global, Inc.	102	(0.49)%	737
Knight-Swift Transportation Holdings, Inc.	184	(0.50)%	365
Boeing Co.	69	(0.66)%	315
RXO, Inc.	1,063	(1.15)%	167
XPO, Inc.	113	(0.68)%	160

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
J.B. Hunt Transport Services, Inc.	43	(0.42)%	$61
Exponent, Inc.	212	(0.86)%	44
Stericycle, Inc.	374	(0.97)%	(9)
Tetra Tech, Inc.	51	(0.46)%	(117)
Norfolk Southern Corp.	47	(0.59)%	(168)
Republic Services, Inc. — Class A	120	(1.13)%	(977)
Vulcan Materials Co.	28	(0.38)%	(1,660)
Trinity Industries, Inc.	587	(0.81)%	(2,149)
Casella Waste Systems, Inc. — Class A	261	(1.27)%	(6,740)
Total Industrial			(9,971)
Communications
Boston Omaha Corp. — Class A	776	(0.59)%	(441)
DoorDash, Inc. — Class A	95	(0.64)%	(4,045)
Total Communications			(4,486)
Technology
Paycor HCM, Inc.	1,249	(1.20)%	3,158
Privia Health Group, Inc.	1,026	(0.99)%	2,353
Braze, Inc. — Class A	427	(0.93)%	1,398
Take-Two Interactive Software, Inc.	194	(1.42)%	1,096
ROBLOX Corp. — Class A	224	(0.42)%	525
KBR, Inc.	315	(0.99)%	(1,186)
Evolent Health, Inc. — Class A	448	(0.72)%	(1,877)
Micron Technology, Inc.	162	(0.94)%	(3,882)
Parsons Corp.	202	(0.83)%	(5,366)
Total Technology			(3,781)
Consumer, Cyclical
Walgreens Boots Alliance, Inc.	807	(0.86)%	3,647
Tesla, Inc.	44	(0.38)%	1,291
Dollar Tree, Inc.	89	(0.58)%	600
Hyatt Hotels Corp. — Class A	85	(0.67)%	(155)
MarineMax, Inc.	438	(0.72)%	(462)
Dollar General Corp.	57	(0.44)%	(1,248)
DraftKings, Inc. — Class A	255	(0.57)%	(1,478)
Copart, Inc.	389	(1.11)%	(1,615)
CarMax, Inc.	295	(1.27)%	(6,011)
Total Consumer, Cyclical			(5,431)
Total MS Equity Short Custom Basket			$(78,294)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

GS EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Industrial
Boise Cascade Co.	53	0.83%	$4,190
Mueller Industries, Inc.	166	0.91%	3,235
Encore Wire Corp.	27	0.72%	2,233
Apogee Enterprises, Inc.	171	1.03%	1,924
Owens Corning	63	1.07%	1,818
Scorpio Tankers, Inc.	99	0.72%	1,804
International Seaways, Inc.	165	0.89%	1,729
Snap-on, Inc.	17	0.51%	1,608
Atkore, Inc.	27	0.52%	1,534
TD SYNNEX Corp.	67	0.77%	1,269
UFP Industries, Inc.	78	0.98%	1,135
Ardmore Shipping Corp.	349	0.58%	1,125
Teekay Tankers Ltd. — Class A	84	0.50%	1,050
Argan, Inc.	93	0.48%	945
Masco Corp.	124	1.00%	915
Caterpillar, Inc.	29	1.08%	900
Deere & Co.	13	0.54%	554
Terex Corp.	34	0.22%	535
Teekay Corp.	941	0.70%	493
Fortune Brands Innovations, Inc.	39	0.34%	318
AGCO Corp.	62	0.78%	277
Frontdoor, Inc.	72	0.24%	151
Mettler-Toledo International, Inc.	2	0.27%	80
Keysight Technologies, Inc.	23	0.37%	4
Vishay Intertechnology, Inc.	94	0.22%	(17)
Total Industrial			29,809
Communications
IDT Corp. — Class B	203	0.78%	2,477
InterDigital, Inc.	91	0.99%	2,106
eBay, Inc.	154	0.83%	1,803
Verizon Communications, Inc.	237	1.01%	1,540
AT&T, Inc.	483	0.87%	1,257
Alphabet, Inc. — Class C	61	0.95%	1,132
T-Mobile US, Inc.	46	0.76%	778
Motorola Solutions, Inc.	29	1.05%	678
Cisco Systems, Inc.	197	1.00%	310
A10 Networks, Inc.	162	0.23%	286
Match Group, Inc.	74	0.27%	88
Spok Holdings, Inc.	147	0.24%	(76)
VeriSign, Inc.	19	0.37%	(192)
Comcast Corp. — Class A	160	0.71%	(251)
Gogo, Inc.	705	0.63%	(553)
Ooma, Inc.	521	0.45%	(1,349)
Total Communications			10,034
Consumer, Non-cyclical
Merck & Company, Inc.	78	1.05%	2,198
Perdoceo Education Corp.	319	0.57%	1,801
Exelixis, Inc.	420	1.01%	1,737
Innoviva, Inc.	298	0.46%	1,039
PayPal Holdings, Inc.	108	0.74%	846
Molina Healthcare, Inc.	12	0.50%	750
Viatris, Inc.	258	0.31%	596
HCA Healthcare, Inc.	30	1.02%	593
Alarm.com Holdings, Inc.	42	0.31%	588
Hologic, Inc.	75	0.59%	572
Collegium Pharmaceutical, Inc.	78	0.31%	548
Supernus Pharmaceuticals, Inc.	93	0.32%	544
AbbVie, Inc.	27	0.50%	455
Royalty Pharma plc — Class A	237	0.73%	399
United Therapeutics Corp.	42	0.98%	330
Dynavax Technologies Corp.	326	0.41%	212
Agilent Technologies, Inc.	14	0.21%	201
Organon & Co.	154	0.29%	148
Abbott Laboratories	81	0.94%	131
Alkermes plc	65	0.18%	117
Johnson & Johnson	48	0.77%	101
Amgen, Inc.	14	0.41%	99
Neurocrine Biosciences, Inc.	17	0.24%	72
Vertex Pharmaceuticals, Inc.	7	0.30%	15
Thermo Fisher Scientific, Inc.	3	0.18%	(9)
Biogen, Inc.	22	0.48%	(31)
Lantheus Holdings, Inc.	30	0.19%	(71)
Jazz Pharmaceuticals plc	39	0.48%	(92)
Cross Country Healthcare, Inc.	106	0.20%	(443)
Bristol-Myers Squibb Co.	185	1.02%	(543)
Incyte Corp.	163	0.94%	(736)
Total Consumer, Non-cyclical			12,167
Technology
Applied Materials, Inc.	27	0.57%	1,346
Skyworks Solutions, Inc.	55	0.61%	682
Amdocs Ltd.	105	0.97%	468
Immersion Corp.	697	0.53%	448
Cirrus Logic, Inc.	23	0.22%	365
NetScout Systems, Inc.	168	0.37%	146
Accenture plc — Class A	15	0.53%	136
Dropbox, Inc. — Class A	295	0.73%	103
Box, Inc. — Class A	100	0.29%	97
Playtika Holding Corp.	333	0.24%	76
Crane NXT Co.	33	0.21%	74
Zoom Video Communications, Inc. — Class A	43	0.29%	69
Progress Software Corp.	52	0.28%	54
Insight Enterprises, Inc.	23	0.43%	39
Xerox Holdings Corp.	101	0.18%	3
Photronics, Inc.	91	0.26%	(25)
Adeia, Inc.	207	0.23%	(77)
Teradata Corp.	53	0.21%	(219)
Adobe, Inc.	8	0.41%	(970)
Total Technology			2,815
Financial
MGIC Investment Corp.	486	1.11%	3,840
Essent Group Ltd.	179	1.08%	2,740
Ambac Financial Group, Inc.	550	0.87%	1,467
International Bancshares Corp.	103	0.59%	1,115
Mr Cooper Group, Inc.	67	0.53%	1,003

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Preferred Bank/Los Angeles CA	70	0.55%	$989
Synchrony Financial	200	0.88%	976
Enact Holdings, Inc.	274	0.87%	929
NMI Holdings, Inc. — Class A	323	1.06%	830
Regions Financial Corp.	266	0.57%	818
Hartford Financial Services Group, Inc.	101	1.06%	729
Affiliated Managers Group, Inc.	27	0.46%	678
Walker & Dunlop, Inc.	80	0.82%	641
Travelers Companies, Inc.	44	1.03%	467
OneMain Holdings, Inc.	117	0.61%	375
Everest Group Ltd.	13	0.53%	350
Innovative Industrial Properties, Inc.	54	0.57%	336
Bread Financial Holdings, Inc.	167	0.63%	175
Janus Henderson Group plc	196	0.66%	133
Employers Holdings, Inc.	83	0.38%	(17)
Hanmi Financial Corp.	127	0.21%	(303)
Apartment Income REIT Corp.	308	1.02%	(427)
Total Financial			17,844
Consumer, Cyclical
Allison Transmission Holdings, Inc.	104	0.86%	4,460
Taylor Morrison Home Corp. — Class A	166	1.05%	2,501
Lennar Corp. — Class A	60	1.05%	2,364
M/I Homes, Inc.	43	0.60%	2,122
PulteGroup, Inc.	38	0.47%	1,705
Brunswick Corp.	63	0.62%	1,455
KB Home	63	0.45%	1,395
PACCAR, Inc.	59	0.74%	1,171
Monarch Casino & Resort, Inc.	121	0.92%	1,097
Build-A-Bear Workshop, Inc. — Class A	135	0.41%	1,001
Tri Pointe Homes, Inc.	126	0.50%	989
GMS, Inc.	100	0.99%	920
MSC Industrial Direct Company, Inc. — Class A	95	0.94%	845
Ethan Allen Interiors, Inc.	168	0.59%	739
Autoliv, Inc.	52	0.64%	576
Wabash National Corp.	198	0.60%	565
Harley-Davidson, Inc.	131	0.58%	529
Lowe's Companies, Inc.	40	1.04%	496
Oxford Industries, Inc.	31	0.35%	495
Boyd Gaming Corp.	73	0.50%	376
BorgWarner, Inc.	91	0.32%	281
Buckle, Inc.	90	0.37%	214
MasterCraft Boat Holdings, Inc.	151	0.36%	93
Polaris, Inc.	59	0.60%	90
Visteon Corp.	25	0.30%	22
Golden Entertainment, Inc.	156	0.58%	(30)
Aptiv plc	46	0.37%	(31)
Dine Brands Global, Inc.	45	0.21%	(159)
Standard Motor Products, Inc.	84	0.29%	(174)
McDonald's Corp.	33	0.95%	(357)
Total Consumer, Cyclical			25,750
Utilities
Public Service Enterprise Group, Inc.	148	1.01%	1,243
Atmos Energy Corp.	84	1.02%	591
National Fuel Gas Co.	190	1.04%	537
Black Hills Corp.	166	0.92%	334
OGE Energy Corp.	284	0.99%	162
Total Utilities			2,867
Energy
Marathon Petroleum Corp.	55	1.10%	3,736
Valero Energy Corp.	42	0.73%	2,423
PBF Energy, Inc. — Class A	100	0.59%	1,570
CNX Resources Corp.	366	0.88%	1,079
Devon Energy Corp.	188	0.96%	913
CVR Energy, Inc.	208	0.75%	772
SandRidge Energy, Inc.	295	0.44%	369
Cheniere Energy, Inc.	63	1.03%	332
Chevron Corp.	31	0.50%	229
RPC, Inc.	262	0.21%	200
Par Pacific Holdings, Inc.	100	0.38%	20
SolarEdge Technologies, Inc.	29	0.21%	(60)
Total Energy			11,583
Basic Materials
Olin Corp.	84	0.50%	603

Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	262	0.79%	1,856

Total GS Equity Long Custom Basket			$115,328

GS EQUITY SHORT CUSTOM BASKET
Utilities
AES Corp.	1,432	(1.28)%	4,135
Portland General Electric Co.	584	(1.22)%	2,387
Middlesex Water Co.	319	(0.83)%	1,937
California Water Service Group	519	(1.20)%	1,859
Alliant Energy Corp.	211	(0.53)%	320
Ormat Technologies, Inc.	264	(0.87)%	(374)
American Electric Power Company, Inc.	284	(1.22)%	(385)
PNM Resources, Inc.	245	(0.46)%	(573)
FirstEnergy Corp.	384	(0.74)%	(822)
Pinnacle West Capital Corp.	187	(0.70)%	(1,248)
Eversource Energy	435	(1.29)%	(1,413)
NRG Energy, Inc.	459	(1.55)%	(3,578)
Avangrid, Inc.	804	(1.46)%	(4,773)
Total Utilities			(2,528)
Consumer, Non-cyclical
ICF International, Inc.	60	(0.45)%	246

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Acadia Healthcare Company, Inc.	192	(0.76)%	$(79)
Insmed, Inc.	451	(0.61)%	(95)
Tyson Foods, Inc. — Class A	155	(0.45)%	(168)
Flowers Foods, Inc.	515	(0.61)%	(260)
CBIZ, Inc.	124	(0.48)%	(289)
Paylocity Holding Corp.	65	(0.56)%	(452)
Utz Brands, Inc.	708	(0.65)%	(1,057)
U-Haul Holding Co.	151	(0.51)%	(1,088)
Clorox Co.	121	(0.92)%	(1,092)
RxSight, Inc.	173	(0.44)%	(2,604)
GXO Logistics, Inc.	563	(1.51)%	(2,658)
RB Global, Inc.	218	(0.83)%	(2,686)
Spectrum Brands Holdings, Inc.	318	(1.41)%	(3,891)
TransUnion	239	(0.95)%	(4,305)
Pilgrim's Pride Corp.	792	(1.35)%	(8,057)
Total Consumer, Non-cyclical			(28,535)
Basic Materials
Piedmont Lithium, Inc.	936	(0.62)%	16,606
Compass Minerals International, Inc.	617	(0.48)%	4,706
Novagold Resources, Inc.	4,167	(0.62)%	4,331
Hecla Mining Co.	2,927	(0.70)%	2,495
Air Products and Chemicals, Inc.	40	(0.48)%	(102)
Ecolab, Inc.	26	(0.30)%	(868)
Stepan Co.	165	(0.74)%	(1,181)
Kaiser Aluminum Corp.	124	(0.55)%	(1,218)
ATI, Inc.	241	(0.61)%	(1,650)
Element Solutions, Inc.	771	(0.96)%	(2,482)
Kronos Worldwide, Inc.	1,751	(1.03)%	(4,665)
Century Aluminum Co.	1,338	(1.02)%	(10,609)
Total Basic Materials			5,363
Financial
Kennedy-Wilson Holdings, Inc.	2,690	(1.15)%	16,615
Sun Communities, Inc.	196	(1.25)%	7,732
Americold Realty Trust, Inc.	914	(1.13)%	7,393
New York Mortgage Trust, Inc.	2,205	(0.79)%	3,594
Marcus & Millichap, Inc.	793	(1.35)%	1,800
Ellington Financial, Inc.	1,725	(1.01)%	1,574
TFS Financial Corp.	1,772	(1.11)%	1,025
Equity LifeStyle Properties, Inc.	82	(0.26)%	284
Ventas, Inc.	276	(0.60)%	194
UMH Properties, Inc.	756	(0.61)%	(236)
Terreno Realty Corp.	139	(0.46)%	(250)
Equinix, Inc.	26	(1.07)%	(306)
Iron Mountain, Inc.	266	(1.06)%	(363)
Elme Communities	1,462	(1.01)%	(375)
PotlatchDeltic Corp.	527	(1.23)%	(394)
Allstate Corp.	35	(0.30)%	(561)
American Tower Corp. — Class A	77	(0.76)%	(673)
Moelis & Co. — Class A	283	(0.80)%	(697)
Howard Hughes Holdings, Inc.	316	(1.14)%	(732)
State Street Corp.	276	(1.06)%	(1,203)
Digital Realty Trust, Inc.	133	(0.95)%	(1,216)
Jones Lang LaSalle, Inc.	47	(0.46)%	(1,267)
Brighthouse Financial, Inc.	599	(1.54)%	(1,268)
Cannae Holdings, Inc.	688	(0.76)%	(1,278)
Macerich Co.	1,009	(0.86)%	(1,362)
Global Net Lease, Inc.	2,798	(1.08)%	(1,601)
Apartment Investment and Management Co. — Class A	3,061	(1.25)%	(2,522)
CBRE Group, Inc. — Class A	143	(0.69)%	(2,614)
Welltower, Inc.	297	(1.38)%	(3,783)
FTAI Infrastructure, Inc.	1,510	(0.47)%	(3,824)
Carlyle Group, Inc.	481	(1.12)%	(4,926)
PennyMac Financial Services, Inc.	232	(1.05)%	(5,746)
KKR & Company, Inc. — Class A	247	(1.24)%	(9,505)
Total Financial			(6,491)
Energy
NOV, Inc.	1,623	(1.58)%	(291)
Dril-Quip, Inc.	1,083	(1.21)%	(1,000)
Sitio Royalties Corp. — Class A	707	(0.87)%	(1,827)
Antero Resources Corp.	884	(1.28)%	(1,832)
Valaris Ltd.	418	(1.57)%	(3,620)
TechnipFMC plc	1,267	(1.58)%	(6,874)
Archrock, Inc.	1,078	(1.06)%	(7,093)
Total Energy			(22,537)
Industrial
NV5 Global, Inc.	102	(0.50)%	707
Knight-Swift Transportation Holdings, Inc.	184	(0.50)%	361
Boeing Co.	69	(0.66)%	322
XPO, Inc.	113	(0.69)%	254
Exponent, Inc.	212	(0.87)%	117
J.B. Hunt Transport Services, Inc.	43	(0.43)%	104
RXO, Inc.	1,063	(1.16)%	100
Stericycle, Inc.	374	(0.98)%	11
Tetra Tech, Inc.	51	(0.47)%	(82)
Norfolk Southern Corp.	47	(0.60)%	(166)
Republic Services, Inc. — Class A	120	(1.14)%	(955)
Vulcan Materials Co.	28	(0.38)%	(1,654)
Trinity Industries, Inc.	587	(0.81)%	(2,150)
Casella Waste Systems, Inc. — Class A	261	(1.28)%	(6,735)
Total Industrial			(9,766)
Communications
Boston Omaha Corp. — Class A	776	(0.60)%	(498)
DoorDash, Inc. — Class A	95	(0.65)%	(4,037)
Total Communications			(4,535)
Technology
Paycor HCM, Inc.	1,249	(1.21)%	3,134
Braze, Inc. — Class A	427	(0.94)%	1,434
Take-Two Interactive Software, Inc.	194	(1.43)%	1,094
ROBLOX Corp. — Class A	224	(0.43)%	562
KBR, Inc.	315	(1.00)%	(1,170)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2024

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Evolent Health, Inc. — Class A	448	(0.73)%	$(1,874)
Micron Technology, Inc.	162	(0.95)%	(3,879)
Parsons Corp.	202	(0.83)%	(5,367)
Total Technology			(6,066)
Consumer, Cyclical
Walgreens Boots Alliance, Inc.	807	(0.87)%	3,670
Tesla, Inc.	44	(0.38)%	1,292
Dollar Tree, Inc.	89	(0.59)%	615
Hyatt Hotels Corp. — Class A	85	(0.68)%	(124)
MarineMax, Inc.	438	(0.72)%	(530)
Dollar General Corp.	57	(0.44)%	(1,251)
DraftKings, Inc. — Class A	255	(0.58)%	(1,472)
Copart, Inc.	389	(1.12)%	(1,589)
CarMax, Inc.	295	(1.28)%	(6,023)
Total Consumer, Cyclical			(5,412)
Total GS Equity Short Custom Basket			$(80,507)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.
[2]	Rate indicated is the 7-day yield as of March 31, 2024.

GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,680,596	$—	$—	$3,680,596
Money Market Fund	141,821	—	—	141,821
Equity Custom Basket Swap Agreements**	—	230,899	—	230,899
Total Assets	$3,822,417	$230,899	$—	$4,053,316

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Custom Basket Swap Agreements**	$—	$158,801	$—	$158,801

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust offers shares of the funds to insurance companies for their variable annunity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”) :

Fund	Investment Company Type
Series A (StylePlus ꟷ Large Core Series)	Diversified
Series B (Large Cap Value Series)	Diversified
Series D (World Equity Income Series)	Diversified
Series E (Total Return Bond Series)	Diversified
Series F (Floating Rate Strategies Series)	Diversified
Series J (StylePlus ꟷ Mid Growth Series)	Diversified
Series N (Managed Asset Allocation Series)	Diversified
Series O (All Cap Value Series)	Diversified
Series P (High Yield Series)	Diversified
Series Q (Small Cap Value Series)	Diversified
Series V (SMid Cap Value Series)	Diversified
Series X (StylePlus ꟷ Small Growth Series)	Diversified
Series Y (StylePlus ꟷ Large Growth Series)	Diversified
Series Z (Alpha Opportunity Series)	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Security Investors, LLC and Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), as the respective valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (“Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining fair value of the Funds’ securities and/or other assets. The Valuation Procedures and Valuation Designee Procedures permit the Funds to use a variety of valuation methodologies in connection with valuing the Funds’ investments. The methodology used for a specific type of investment may vary based on available market data or other relevant considerations. As a general matter, valuing securities and assets accurately is difficult and can be based on inputs and assumptions, which may not always be accurate.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures and Valuation Designee Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures and Valuation Designee Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures and Valuation Designee Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that are obtained from independent third party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third party pricing service provider.

U.S. Government securities are valued by pricing service providers, the last traded fill price, or at the reported bid price at the close of business on the valuation date.

CLOs, CDOs, MBS, ABS and other structured finance securities are generally valued using a third pricing service provider.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System are generally valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Futures contracts are valued as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by a Fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded. The values of other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third party pricing service.

Typically, loans are valued using information provided by independent third party pricing services that uses broker quotes, among other inputs If the independent third party pricing service cannot or does not provide a valuation for a particular loan, or deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m E.T. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts ("ADR") trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a third-party pricing vendor in valuing foreign securities.

A Fund may also fair value securities and assets when a significant event is deemed to have occurred after the time of a market quotation including for securities and assets traded on foreign markets and securities and assets for which market quotations are provided by independent third party pricing services as of a time that is prior to the time when the Funds determine their NAV. There can be no assurance in each case that significant events will be identified.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third party pricing services pursuant to the processes set forth in the Valuation Designee Procedures. Valuations provided by the independent third party pricing services are generally based on methods designed to approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset. When providing valuations to the Funds, independent third party pricing services use various inputs, methods, models and assumptions, which may include information provided by broker-dealers and other market makers. Independent third party pricing services face the same challenges as the Funds in valuing securities and assets and may rely on limited available information. If the independent third party pricing service cannot or does not provide a valuation for a particular investment, or such valuation is deemed unreliable, such investment is fair valued by the Adviser. A Fund may also use third party service providers to model certain securities to determine fair market value. While a Fund’s use of fair valuation intended to result in calculation of NAV that fairly reflects values of the Fund’s portfolio securities as of the time of pricing, a Fund cannot guarantee that any fair valuation will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.

Quotes from broker-dealers (i.e., prices provided by a broker-dealer or other market participant, which may or may not be committed to trade at that price), adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value a Fund’s securities and assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval). Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, a Fund may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds' Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs,the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets.A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Pricing service providers are used to value a majority of the Funds’ investments. When values are not available from a pricing service provider, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. Certain loans and other securities are valued using a single daily broker quote or a price from a pricing service provider based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At March 31, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Series A (StylePlus—Large Core Series)	$239,255,207	$47,085,748	$(1,800,879)	$45,284,869
Series B (Large Cap Value Series)	160,882,231	54,980,238	(4,559,939)	50,420,299
Series D (World Equity Income Series)	100,924,727	18,291,702	(1,676,838)	16,614,864
Series E (Total Return Bond Series)	160,603,783	957,629	(12,575,403)	(11,617,774)
Series F (Floating Rate Strategies Series)	61,006,119	337,718	(1,120,672)	(782,954)
Series J (StylePlus—Mid Growth Series)	178,158,485	35,615,310	(951,210)	34,664,100
Series N (Managed Asset Allocation Series)	28,278,611	9,260,581	(1,619,615)	7,640,966
Series O (All Cap Value Series)	74,064,874	25,137,753	(2,222,019)	22,915,734
Series P (High Yield Series)	35,697,493	340,277	(3,696,537)	(3,356,260)
Series Q (Small Cap Value Series)	53,786,694	13,591,298	(4,023,851)	9,567,447
Series V (SMid Cap Value Series)	134,318,000	40,320,136	(7,929,800)	32,390,336
Series X (StylePlus—Small Growth Series)	26,880,092	4,640,484	(198,648)	4,441,836
Series Y (StylePlus—Large Growth Series)	51,596,529	11,686,728	(311,317)	11,375,411
Series Z (Alpha Opportunity Series)	3,487,162	605,224	(197,871)	407,353

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of March 31, 2024. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 31, 2024, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Series E (Total Return Bond Series)
	Datix Bidco Ltd.	05/16/24	$350,000	$–
	Lightning A	03/01/37	140,000	–
	MB2 Dental Solutions, LLC	01/29/31	84,866	2,279
	Thunderbird A	03/01/37	140,000	–
			$714,866	$2,279

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 6– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	$702,000	$60
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	500,000	497,250
			$1,202,000	$497,310
Series P (High Yield Series)
	Mirabela Nickel Ltd.
	due 06/24/19[2]	12/31/13	$353,909	$1,951
	Sabre GLBL, Inc.
	7.38% due 09/01/25	04/27/22	35,296	33,926
	Sabre GLBL, Inc.
	9.25% due 04/15/25	01/05/22	7,296	6,893
			$396,501	$42,770

[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Security is in default of interest and/or principal obligations.

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic condition), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.